As filed with the Securities and Exchange Commission on February 28,
2000

Registration Nos. 33-11716
811-5018


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 25

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 25

CONCERT INVESTMENT SERIES (Formerly Common Sense Trust)
(Exact Name of Registrant as Specified in Declaration of Trust)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices)(Zip Code)

(212) 816-6474
(Registrant's Telephone Number, Including Area Code)

CHRISTINA T. SYDOR, ESQ.
Secretary

Concert Investment Series
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



CONCERT INVESTMENT SERIES

SMALL CAP FUND
INTERNATIONAL EQUITY FUND
MID CAP FUND
GROWHT FUND
GROWTH AND INCOME FUND
GOVERNMENT FUND
MUNICIPAL BOND FUND
SELECT SMALL CAP PORTFOLIO
SELECT MID CAP PORTFOLIO
SELECT GROWTH PORTFOLIO
SELECT GROWTH AND INCOME PORTFOLIO
SELECT GOVERNMENT PORTFOLIO


CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and
Documents:

Front Cover

Contents Page

Part A - Prospectuses

The Concert

Investment Series(R)
                                  [GRAPHIC]

Combined Prospectus


FEBRUARY 28, 2000

CLASS A SHARES, CLASS B SHARES AND CLASS 1 SHARES


Small Cap Fund

International Equity Fund

Mid Cap Fund

Growth Fund

Growth and Income Fund

Government Fund

Municipal Bond Fund



The Securities and Exchange Commission has
[SB] Smith Barney
not approved or disapproved these securities or [MF] Mutual Funds determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

Investments, risks and performance
--------------------------------------------------
 Small Cap Fund                                  2
--------------------------------------------------
 International Equity Fund                       4
--------------------------------------------------
 Mid Cap Fund                                    6
--------------------------------------------------
 Growth Fund                                     8
--------------------------------------------------
 Growth and Income Fund                         10
--------------------------------------------------
 Government Fund                                12
--------------------------------------------------
 Municipal Bond Fund                            14
--------------------------------------------------
More on the Funds' Investments                  16
--------------------------------------------------

Management                                      17
--------------------------------------------------

Choosing a Share Class to Buy                   18
--------------------------------------------------

Sales Charges:
--------------------------------------------------
 Class A Sales Charge                           19
--------------------------------------------------
 Class B Sales Charge                           20
--------------------------------------------------
 Class 1 Sales Charge                           21
--------------------------------------------------

Buying Shares and Exchanging Shares             22
--------------------------------------------------

Redeeming Shares                                23
--------------------------------------------------

Other Things to Know about Share Transactions   24
--------------------------------------------------

Dividends, Distributions and Taxes              25
--------------------------------------------------

Financial Highlights                            26
--------------------------------------------------

About the manager

The funds' investment manager is SSB Citi Fund Management LLC, an affiliate of
Salomon Smith Barney Inc. The manager selects the funds' investments and oversees their operations. The manager and Salomon Smith Barney are subsidiar-ies of Citigroup Inc. Citigroup businesses provide a broad range of financial services.

About mutual fund risks

An investment in any of the funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

 The Concert Investment Series Prospectus

Small Cap Fund

Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests in common stocks of small sized companies considered by the manager to be "emerging growth" companies. These are primarily domestic compa-nies, in the early stages of their life cycles, characterized by relatively high earnings growth. The manager selects investments from among companies that have market capitalizations in the lowest 20% of all publicly traded U.S.
companies.

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading invest-ments among many industries and sectors. The manager uses quantitative analysis to identify individual companies that it believes offer exceptionally high prospects for growth. The manager purchases these companies' stocks when it be-lieves they are reasonably priced. This style of stock selection is commonly known as "growth at a reasonable price." Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors, such as interest rate changes. The manager selects investments for their potential capital ap-preciation; any ordinary income is incidental. In selecting individual compa-nies for investment, the manager looks for:

 . Above average earnings growth

 . A pattern of reported earnings that exceed market expectations

 . Rising earnings estimates over the next several quarters

 . High relative return on invested capital

 . Reasonable price/earnings multiple

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Small cap companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect

 . A particular product or service developed by a small cap company is unsuc-
  cessful, the company does not meet earnings expectations or other events de-
  press the value of the company's stock

Compared to large, established companies, small cap companies are more likely to have limited product lines, limited capital resources and less experienced management. In addition, securities of small cap companies are more likely to:

 . Experience sharper swings in market value

 . Be harder to sell at times and prices the manager believes appropriate

 . Offer greater potential for gains and losses

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of small cap companies

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of investing in the stock market and the spe-
  cial risks of investing in emerging growth companies with limited track rec-
  ords

 The Concert Investment Series Prospectus

                                         Small Cap Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class A shares for each of the past 4 calendar years.
Class 1 and B shares would have different performance due to their different expenses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 25.10% in 4th quarter 1998;
Lowest: (20.66)% in 3rd
quarter 1998

The performance information in the bar chart does not reflect sales charges, which would reduce your return.


                                    [CHART]

                  Percentage Total Returns for Class A shares

                               1996      15.17%
                               1997      20.87%
                               1998       8.43%
                               1999      41.22%

                       Calendar years ended December 31

Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods ended
December 31,
               1999
                  --------------------------------------------
----------------
               Class                     Inception Date 1 Year
Since Inception
                  --------------------------------------------
----------------
               1                               08/08/96 29.61%
18.03%
                  --------------------------------------------
----------------
               A                               02/21/95 34.18%
23.00%
                  --------------------------------------------
----------------
               B                               02/21/95 35.17%
23.28%
                  --------------------------------------------
----------------
               Russell 2000 Stock Index             n/a 21.26%
16.61%*
                  --------------------------------------------
----------------

This table in-
dicates the
risks of
investing in
the fund by
comparing the
average annual
total return of
each class for
the periods
shown to that
of the Russell
2000 Stock In-
dex, an unman-
aged index of
smaller capi-
talization
stocks.
                  * The index comparison begins on 2/28/95.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from
               your investment)                         Class
1 Class A Class B
                  --------------------------------------------
-----------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)     8.50%
5.00%    None
                  --------------------------------------------
-----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value
               at purchase or redemption)                 None
None*   5.00%
                  --------------------------------------------
-----------------
               Annual fund operating expenses (paid by
               the fund as % of net assets)
                  --------------------------------------------
-----------------
               Management fee                            0.65%
0.65%   0.65%
                  --------------------------------------------
-----------------
               Distribution and service (12b-1) fee      0.00%
0.25%   1.00%
                  --------------------------------------------
-----------------
               Other expenses                            0.60%
0.65%   0.66%
                  --------------------------------------------
-----------------
               Total annual fund operating expenses      1.25%
1.55%   2.31%
                  --------------------------------------------
-----------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge) but
                    if you redeem those shares within 12
months of purchase
                    you will pay a deferred sales charge of
1.00%.

Example
--------------------------------------------------------------
------------------

               Number of years you own
               your shares               1 Year* 3 Years* 5
Years* 10 Years*
                  --------------------------------------------
--------------
               Class 1 (with or without
                redemption)                 $967   $1,213
$1,478    $2,233
                  --------------------------------------------
--------------
               Class A (with or without
                redemption)                 $650   $  965
$1,302    $2,253
                  --------------------------------------------
--------------
               Class B (assuming
                redemption at end of
                period)                     $734   $1,021
$1,335    $2,456
                  --------------------------------------------
--------------
               Class B (assuming no
                redemption)                 $234   $  721
$1,235    $2,456
                  --------------------------------------------
--------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

International Equity Fund

Investment objective

The fund seeks total return on its assets from growth of capital and income.

Key investments

The fund invests principally in a diversified portfolio of equity securities of established non-U.S. issuers.

How the manager selects the fund's investments

By spreading the fund's investments across many international markets, the man-ager seeks to reduce volatility compared to investing in a single region. Un-like global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries, which can help to reduce risk.
While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid-size or small market capitalizations and may operate in any market sector. In selecting individual companies for in-vestment, the manager looks for:

 . Above average earnings growth

 . High relative return on invested capital

 . Experienced and effective management

 . Effective research, product development and marketing

 . Competitive advantages

 . Strong financial condition or stable or improving credit quality

Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets (including emerging markets) and types of issuers may vary. In allocating assets among countries and re-gions, the manager evaluates:

 . Economic stability and favorable prospects for economic growth

 . Low or decelerating inflation, creating a favorable environment for securi-
  ties markets

 . Stable governments with policies that encourage economic growth, equity in-
  vestment and development of securities markets

 . Currency stability

 . The range of individual investment opportunities

Principal risks of investing in the fund

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S.

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Foreign securities prices decline

 . Adverse governmental action or political, economic or market instability af-
  fects a foreign country or region

 . The currency in which a security is priced declines in value relative to the
  U.S. dollar

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular security proves to be incorrect

In some foreign countries, there is also less information available about for-eign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater for emerging markets. In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began in 1999. There are significant po-litical and economic risks associated with EMU, which may increase the volatil-ity of the fund's European securities and present valuation problems.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term total return potential of inter-
  national markets

 . Currently have exposure to U.S. stock markets and wish to diversify your in-
  vestment portfolio by adding non-U.S. stocks that may not move in tandem with
  U.S. stocks

 . Are willing to accept the risks of investing in the stock market and the spe-
  cial risks of investing in foreign securities, including emerging market se-
  curities

 The Concert Investment Series Prospectus

                                   International Equity Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class A shares for each of the past 4 calendar years.
Class 1 and B shares would have different performance due to their different expenses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly Returns: Highest: 77.26% in 4th quarter 1999;
Lowest: (20.43)% in 3rd
quarter 1998

The performance information in the chart does not reflect sales charges, which would reduce your return.

                    Percent Total Return for Class A shares

                               1996       17.59%
                               1997        5.10%
                               1998       22.47%
                               1999      130.79%

                       Calendar years ended December 31


Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods ended
December 31, 1999
                  --------------------------------------------
---------------------
               Class                       Inception Date   1
Year  Since Inception
                  --------------------------------------------
---------------------
               1                                 08/08/96
111.94%           36.70%
                  --------------------------------------------
---------------------
               A                                 02/21/95
119.27%           33.45%
                  --------------------------------------------
---------------------
               B                                 02/21/95
124.17%           33.82%
                  --------------------------------------------
---------------------
               Morgan Stanley EAFE Index              n/a
26.96%          14.27%*
                  --------------------------------------------
---------------------

This table in-
dicates the
risks of in-
vesting in the
fund by compar-
ing the average
annual total
return of each
class for the
periods shown
to that of the
Morgan Stanley
Capital Inter-
national EAFE
Index, an un-
managed index
of
international
stocks.
                  * The index comparison begins on 02/28/95.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the
period, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from
               your investment)                         Class
1 Class A Class B
                  --------------------------------------------
-----------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)     8.50%
5.00%    None
                  --------------------------------------------
-----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value
               at purchase or redemption)                 None
None*   5.00%
                  --------------------------------------------
-----------------
               Annual fund operating expenses (paid by
               the fund as % of net assets)
                  --------------------------------------------
-----------------
               Management fee                            1.00%
1.00%   1.00%
                  --------------------------------------------
-----------------
               Distribution and service (12b-1) fee      0.00%
0.25%   1.00%
                  --------------------------------------------
-----------------
               Other expenses                            0.68%
0.83%   0.79%
                  --------------------------------------------
-----------------
               Total annual fund operating expenses      1.68%
2.08%   2.79%
                  --------------------------------------------
-----------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge) but
                    if you redeem those shares within 12
months of purchase
                    you will pay a deferred sales charge of
1.00%.

Example
--------------------------------------------------------------
------------------

               Number of years you own
               your shares               1 Year* 3 Years* 5
Years* 10 Years*
                  --------------------------------------------
--------------
               Class 1 (with or without
                redemption)               $1,006   $1,335
$1,685    $2,668
                  --------------------------------------------
--------------
               Class A (with or without
                redemption)               $  700   $1,119
$1,563    $2,790
                  --------------------------------------------
--------------
               Class B (assuming
                redemption at end of
                period)                   $  782   $1,165
$1,574    $2,949
                  --------------------------------------------
--------------
               Class B (assuming no
                redemption)               $  282   $  865
$1,474    $2,949
                  --------------------------------------------
--------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Mid Cap Fund

Investment objective

The fund seeks long-term growth of capital.

Key investments

The fund invests primarily in equity securities of medium sized companies, which are companies with market capitalizations within the range of capitaliza-tions of the companies included in the Standard & Poor's MidCap 400 Index at the time of investment. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into eq-uity securities and warrants and rights relating to equity securities. The fund also may invest up to 35% of its assets in equity securities of companies with market capitalizations smaller or larger than those of medium sized companies
(i.e., companies considered to be small or large capitalization companies), and up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

How the manager selects the fund's investments

The manager focuses on medium capitalization companies that exhibit either at-tractive growth characteristics or attractive value characteristics. The man-ager selects individual "growth" stocks for investment in two ways: by identi-fying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reason-able price" and offers investors style diversification within a single mutual fund. In selecting companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamen-tal characteristics. The manager's quantitative valuations determine whether and when the fund will purchase and sell stocks that it identifies through fun-damental research.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, because of the following:

 . U.S. stock markets go down, or perform poorly relative to other types of in-
  vestments

 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

 . Medium capitalization stocks fall out of favor with investors

 . The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in medium capitalization companies, an in-vestment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies.
Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they gener-ally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of the U.S.
  stock market

 . Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies

 . Are willing to accept the risks of investing in the stock market

 The Concert Investment Series Prospectus

                                                Mid Cap Fund,
continued

Performance
--------------------------------------------------------------
------------------

Because this fund commenced operations on March 15, 1999, the Fund does not yet have a sufficient operating history to generate the performance information which other funds show in bar and table form in this location of the Prospec-tus.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from
               your investment)                         Class
1 Class A Class B
                  --------------------------------------------
-----------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)
8.50%   5.00%    None
                  --------------------------------------------
-----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value
               at purchase or redemption)
None   None*   5.00%
                  --------------------------------------------
-----------------
               Annual fund operating expenses (paid by
               the fund as % of net assets)
                  --------------------------------------------
-----------------
               Management fee
0.75%   0.75%   0.75%
                  --------------------------------------------
-----------------
               Distribution and service (12b-1) fee
0.00%   0.25%   1.00%
                  --------------------------------------------
-----------------
               Other expenses
1.13%   1.12%   1.13%
                  --------------------------------------------
-----------------
               Total annual fund operating expenses
1.88%   2.12%   2.88%
                  --------------------------------------------
-----------------
               Management fee waiver/1/
(0.64)% (0.64)% (0.64)%
                  --------------------------------------------
-----------------
               Net annual operating expenses
1.24%   1.48%   2.24%
                  --------------------------------------------
-----------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.


                  /1/Management has agreed to qive a portion of its Management fee for all classes. The actual Management fee was 0.11%
                    and is currently in effect. Management may discontinue or
                    modify this Management fee waiver without the approval of
                    the fund's trustees.

Example
--------------------------------------------------------------
------------------

               Number of years you own
               your shares               1 Year* 3 Years* 5
Years*  10 Years*
                  --------------------------------------------
----------------
               Class 1 (with or without
                redemption)               $1,025   $1,391
$1,780     $2,864
                  --------------------------------------------
----------------
               Class A (with or without
                redemption)               $  704   $1,131
$1,582     $2,763
                  --------------------------------------------
----------------
               Class B (assuming
                redemption at end of
                period)                   $  791   $1,192
$1,618     $3,204
                  --------------------------------------------
----------------
               Class B (assuming no
                redemption)               $  291   $  892
$1,518     $3,204
                  --------------------------------------------
----------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:

                  . You invest $10,000 for the period shown

                  . You reinvest all distributions and
dividends without a
                    sales charge

                  . The fund's operating expenses remain the same

                  . Your investment has a 5% return each year

                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Growth Fund

Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests principally in U.S. common stocks and other equity securities, typically of established companies with large market capitalizations.

How the manager selects the fund's investments

The manager uses a "bottom-up" strategy, primarily focusing on individual secu-rity selection, with less emphasis on industry and sector allocation. The man-ager selects investments for their capital appreciation; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fun-damental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect

 . The company does not meet earnings expectations or other events depress the value of the company's stock

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also in-creases transaction costs, which could detract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are an aggressive investor seeking to participate in the long term growth po-
  tential of the stock market

 . Are willing to accept the risks of investing in common stocks

 The Concert Investment Series Prospectus

                                                 Growth Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------


This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class 1 shares for each of the past 10 calendar years.
Class A and B shares would have different performance due to their different expenses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 23.52% in 4th quarter 1998;
Lowest: (15.74)% in 3rd
quarter 1990

The performance information in the chart does not reflect sales charges, which would reduce your return.
                                    [CHART]

                    Percent Total Return for Class 1 shares

                                1990     -3.41%
                                1991     38.59%
                                1992      7.13%
                                1993      9.37%
                                1994     -2.29%
                                1995     32.84%
                                1996     18.89%
                                1997     27.70%
                                1998     28.50%
                                1999     29.05%

                       Calendar years ended December 31

Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for
               periods ended December 31, 1999
                  --------------------------------------------
----------------
               Class    Inception Date 1 Year 5 Years 10 Years
Since Inception
                  --------------------------------------------
----------------
               1              04/14/87 18.10%  25.08%   16.71%
14.68%
                  --------------------------------------------
----------------
               A              08/18/96 22.29%     n/a      n/a
27.15%
                  --------------------------------------------
----------------
               B              08/18/96 22.74%     n/a      n/a
27.81%
                  --------------------------------------------
----------------
               S&P 500
               Index               n/a 21.03%  28.54%   18.19%
16.79%*
                  --------------------------------------------
----------------

This table in-
dicates the
risks of
investing in
the fund by
comparing the
average annual
total return of
each class for
the periods
shown to that
of the Standard
& Poor's 500
Index, an un-
managed index
of common
stocks.

This table as-    *The index comparison begins on 4/30/87.
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from
               your investment)                         Class
1 Class A Class B
                  --------------------------------------------
-----------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)     8.50%
5.00%    None
                  --------------------------------------------
-----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value
               at purchase or redemption)                 None
None*   5.00%
                  --------------------------------------------
-----------------
               Annual fund operating expenses (paid by
               the fund as % of net assets)
                  --------------------------------------------
-----------------
               Management fee                            0.65%
0.65%   0.65%
                  --------------------------------------------
-----------------
               Distribution and service (12b-1) fee      0.00%
0.25%   1.00%
                  --------------------------------------------
-----------------
               Other expenses                            0.11%
0.11%   0.11%
                  --------------------------------------------
-----------------
               Total annual fund operating expenses      0.76%
1.01%   1.76%
                  --------------------------------------------
-----------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.

Example
--------------------------------------------------------------
------------------

               Number of years you own
               your shares               1 Year* 3 Years* 5
Years* 10 Years*
                  --------------------------------------------
--------------
               Class 1 (with or without
                redemption)                 $921   $1,072
$1,236    $1,712
                  --------------------------------------------
--------------
               Class A (with or without
                redemption)                 $598   $  805
$1,030    $1,674
                  --------------------------------------------
--------------
               Class B (assuming
                redemption at end of
                period)                     $679   $  854
$1,054    $1,875
                  --------------------------------------------
--------------
               Class B (assuming no
                redemption)                 $179   $  554   $
954    $1,875
                  --------------------------------------------
--------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Growth and Income Fund

Investment objective

The fund seeks reasonable growth and income.

Key investments

The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income.
However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capi-talizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price."

First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative factors include:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

Then, the manager uses fundamental qualitative research to verify these equity securities' growth potential. Qualitative factors include:

 . Management with established track records, or favorable changes in current management

 . Improvement in a company's competitive position

 . Positive changes in corporate strategy

These quantitative and qualitative factors, as well as the expected dividends and income, influence the fund's purchases and sales of securities.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . Companies in which the fund invests suffer unexpected losses or lower than expected earnings

 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

 . The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are consid-
  ered speculative because they have a higher risk of issuer default, are sub-
  ject to greater price volatility and may be illiquid

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also in-creases transaction costs, which could detract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking reasonable long term growth and current income

 . Are willing to accept the risks of investing in the stock market

 The Concert Investment Series Prospectus

                                      Growth and Income Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------


This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class 1 shares for each of the past 10 calendar years.
Class A and B shares would have different performance due to their different expenses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 19.51% in 4th quarter 1998;
Lowest: (14.06)% in 3rd
quarter 1990

The performance information in the chart does not reflect sales charges, which would reduce your return.

                    Percent Total Return for Class 1 shares

                                1990     -3.10%
                                1991     31.30%
                                1992      7.33%
                                1993      9.40%
                                1994     -3.17%
                                1995     36.57%
                                1996     17.93%
                                1997     24.47%
                                1998     19.32%
                                1999     16.77%

                       Calendar years ended December 31


Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for
               periods ended December 31, 1999
                  --------------------------------------------
----------------
               Class    Inception Date 1 Year 5 Years 10 Years
Since Inception
                  --------------------------------------------
----------------
               1              08/08/86  6.87%  20.64%   13.97%
12.54%
                  --------------------------------------------
----------------
               A              08/18/96 10.60%     n/a      n/a
20.32%
                  --------------------------------------------
----------------
               B              08/18/96 10.67%     n/a      n/a
20.85%
                  --------------------------------------------
----------------
               S&P 500
               Index               n/a 21.03%  28.54%   18.19%
17.23%*
                  --------------------------------------------
----------------

This table in-
dicates the
risks of
investing in
the fund by
comparing the
average annual
total return of
each class for
the periods
shown to that
of the Standard
& Poor's 500
Index, an un-
managed index
of common
stocks.

This table as-    *The index comparison begins on 8/31/86.
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from
               your investment)                         Class
1 Class A Class B
                  --------------------------------------------
-----------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)     8.50%
5.00%    None
                  --------------------------------------------
-----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value
               at purchase or redemption)                 None
None*   5.00%
                  --------------------------------------------
-----------------
               Annual fund operating expenses (paid by
               the fund as % of net assets)
                  --------------------------------------------
-----------------
               Management fee                            0.65%
0.65%   0.65%
                  --------------------------------------------
-----------------
               Distribution and service (12b-1) fee      0.00%
0.25%   1.00%
                  --------------------------------------------
-----------------
               Other expenses                            0.19%
0.22%   0.22%
                  --------------------------------------------
-----------------
               Total annual fund operating expenses      0.84%
1.12%   1.87%
                  --------------------------------------------
-----------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.


Example
--------------------------------------------------------------
------------------

               Number of years you own
               your shares               1 Year* 3 Years* 5
Years* 10 Years*
                  --------------------------------------------
--------------
               Class 1 (with or without
                redemption)                 $928    $1095
$1276     $1799
                  --------------------------------------------
--------------
               Class A (with or without
                redemption)                 $608    $ 838
$1086     $1795
                  --------------------------------------------
--------------
               Class B (assuming
                redemption at end of
                period)                     $690    $ 888
$1111     $1995
                  --------------------------------------------
--------------
               Class B (assuming no
                redemption)                 $190    $ 588
$1011     $1995
                  --------------------------------------------
--------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Government Fund

Investment objective

The fund seeks high current return consistent with preservation of capital.

Key investments

The fund invests primarily in government debt issued or guaranteed by the U.S.
government, its agencies or instrumentalities. These securities include U.S.
Treasury securities, mortgage-related and asset-backed securities. Some govern-ment guaranteed mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself.

In order to hedge against changes in interest rates, the fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

How the manager selects the fund's investments

The manager focuses on identifying undervalued sectors and securities. Specifi-cally, the manager:

 . Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

 . Uses research to uncover inefficient sectors of the government and mortgage markets and adjusts portfolio positions to take advantage of new information

 . Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that bal-
  ance potential return and risk

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Interest rates increase, causing the prices of fixed income securities to de-
  cline and reducing the value of the fund's portfolio

 . Prepayment risk (or call risk). As interest rates decline, the issuers of se-
  curities held by the fund may prepay principal earlier than scheduled, forc-
  ing the fund to reinvest in lower yielding securities

 . Extension risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

 . The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

 . Changes in interest rates or the value of securities cause the value of op-
  tions or futures contracts held by the fund to decline, resulting in dispro-
  portionate losses to the fund's portfolio

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking income consistent with preservation of capital

 . Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

 The Concert Investment Series Prospectus

                                             Government Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class 1 shares for each of the past 10 calendar years.
Class A and B shares would have different performance due to their different expenses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 5.92% in 3rd quarter 1991; Lowest:
(3.45)% in 1st
quarter 1994.

The performance information in the chart does not reflect sales charges, which would reduce your return.

                                    [CHART]

                    Percent Total Return for Class 1 shares

                                1990     8.09%
                                1991    15.44%
                                1992     6.79%
                                1993     8.18%
                                1994    -4.54%
                                1995    16.97%
                                1996     2.09%
                                1997     9.68%
                                1998     6.26%
                                1999    -4.71%

                       Calendar years ended December 31

Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods
               ended December 31, 1999
                  --------------------------------------------
---------------------
               Class       Inception Date   1 Year 5 Years 10
Years Since Inception
                  --------------------------------------------
---------------------
               1                 04/14/87 (11.16)%   4.34%
5.46%           5.94%
                  --------------------------------------------
---------------------
               A                 08/08/96  (9.42)%     n/a
n/a           2.52%
                  --------------------------------------------
---------------------
               B                 08/08/96  (9.77)%     n/a
n/a           2.69%
                  --------------------------------------------
---------------------
               Lehman
               Brothers
               Government
               Index                  n/a  (2.23)%   7.44%
6.27%          7.85%*
                  --------------------------------------------
---------------------

This table in-
dicates the
risks of in-
vesting in the
fund by compar-
ing the average
annual total
return of each
class for the
periods shown
to that of the
Lehman Brothers
Government In-
dex, an unman-
aged index of
U.S. government
securities.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.
                  * The index comparison begins on 4/30/87.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from
               your investment)                         Class
1 Class A Class B
                  --------------------------------------------
-----------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)     6.75%
4.50%    None
                  --------------------------------------------
-----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value
               at purchase or redemption)                 None
None*   4.50%
                  --------------------------------------------
-----------------
               Annual fund operating expenses (paid by
               the fund as % of net assets)
                  --------------------------------------------
-----------------
               Management fee                            0.60%
0.60%   0.60%
                  --------------------------------------------
-----------------
               Distribution and service (12b-1) fee      0.00%
0.25%   1.00%
                  --------------------------------------------
-----------------
               Other expenses                            0.29%
0.40%   0.34%
                  --------------------------------------------
-----------------
               Total annual fund operating expenses      0.89%
1.25%   1.94%
                  --------------------------------------------
-----------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.


Example
--------------------------------------------------------------
------------------

               Number of years you own
               your shares               1 Year* 3 Years* 5
Years* 10 Years*
                  --------------------------------------------
--------------
               Class 1 (with or without
                redemption)                 $760     $940
$1,135    $1,697
                  --------------------------------------------
--------------
               Class A (with or without
                redemption)                 $572     $829
$1,105    $1,893
                  --------------------------------------------
--------------
               Class B (assuming
                redemption at end of
                period)                     $647     $909
$1,147    $2,085
                  --------------------------------------------
--------------
               Class B (assuming no
                redemption)                 $197     $609
$1,047    $2,085
                  --------------------------------------------
--------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Municipal Bond Fund

Investment objective

The fund seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital.

Key investments

The fund invests in a diversified portfolio consisting principally of tax ex-empt municipal bonds, which are obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Tax exempt means that the bonds pay interest that is excluded from gross income for fed-eral income tax purposes.

The fund invests principally in municipal bonds rated at the time of purchase within the three highest grades by nationally recognized bond rating services, or, if unrated, of equivalent quality. The fund may also invest up to 25% in lower rated municipal bonds that have speculative characteristics.

How the manager selects the fund's investments

The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that it believes will benefit from changes in relative interest rates. In selecting individual secu-rities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors and to exploit inefficiencies in the municipal bond market

 . Actively trades among various sectors, such as insured, general obligation, revenue and housing, based on their apparent relative values

 . Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

 . Considers a security's maturity in light of the outlook for the issuer and its sector

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Interest rates rise, causing the value of the fund's portfolio generally to decline

 . Municipal bonds fall out of favor with investors

 . Unfavorable legislation affects the tax-exempt status of municipal bonds

 . The manager's judgment about the attractiveness, value or income potential of a particular bond proves to be incorrect

 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds, which are considered speculative be-
  cause they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid

It is possible that some of the fund's income and gains may be subject to federal taxation. The fund may realize taxable gains on the sale of its securities. In addition, distributions of the fund's income and gains will be subject to state taxation.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are in a high tax bracket and seeking income that is exempt from federal tax-
  ation

 . Currently have exposure to equity securities and taxable fixed income securi-
  ties and wish to broaden your investment portfolio

 . Are willing to accept the risks of investing in municipal bonds, including interest rate risk and credit risk

 The Concert Investment Series Prospectus

                                         Municipal Bond Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------


This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class 1 shares for each of the past 10 calendar years.
Class A and B shares would have different performance due to their different expenses.

Past performance does not necessarily indicate how the fund will perform in the future.

The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns: Highest: 5.95% in 1st quarter 1995; Lowest:
(4.04)% in 1st
quarter 1994
                                    [CHART]

                    Percent Total Return for Class 1 shares

                                1990     5.77%
                                1991    11.29%
                                1992     8.51%
                                1993    11.17%
                                1994    -4.27%
                                1995    16.58%
                                1996     3.99%
                                1997     8.97%
                                1998     5.40%
                                1999    -4.65%

                       Calendar years ended December 31

Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods
               ended December 31, 1999
                  --------------------------------------------
-----------------------
               Class        Inception Date   1 Year  5 Years
10 Years Since Inception
                  --------------------------------------------
-----------------------
               1                  07/13/88  (9.15)%    4.80%
5.57%           6.04%
                  --------------------------------------------
-----------------------
               A                  08/18/96  (9.20)%      n/a
n/a           1.82%
                  --------------------------------------------
-----------------------
               B                  08/18/96  (9.63)%      n/a
n/a           1.93%
                  --------------------------------------------
-----------------------
               Lehman
               Brothers
               Municipal
               Bond Index              n/a  (2.06)%    6.91%
6.89%          7.31%*
                  --------------------------------------------
-----------------------

This table in-
dicates the
risks of in-
vesting in the
fund by compar-
ing the average
annual total
return of each
class for the
periods shown
to that of the
Lehman Brothers
Municipal Bond
Index, an un-
managed index
of municipal
bonds.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.
                  * The index comparison begins on 7/31/88.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from
               your investment)                         Class
1 Class A Class B
                  --------------------------------------------
-----------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)     4.75%
4.50%    None
                  --------------------------------------------
-----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value
               at purchase or redemption)                 None
None*   4.50%
                  --------------------------------------------
-----------------
               Annual fund operating expenses (paid by
               the fund as % of net assets)
                  --------------------------------------------
-----------------
               Management fee                            0.60%
0.60%   0.60%
                  --------------------------------------------
-----------------
               Distribution and service (12b-1) fee      0.00%
0.25%   1.00%
                  --------------------------------------------
-----------------
               Other expenses                            0.35%
0.33%   0.33%
                  --------------------------------------------
-----------------
               Total annual fund operating expenses      0.95%
1.18%   1.93%
                  --------------------------------------------
-----------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.


Example
--------------------------------------------------------------
------------------

               Number of years you
               own your shares        1 Year* 3 Years* 5
Years* 10 Years*
                  --------------------------------------------
-----------
               Class 1                   $567     $763   $
976    $1,586
                  --------------------------------------------
-----------
               Class A                   $565     $808
$1,070    $1,817
                  --------------------------------------------
-----------
               Class B (Assuming
                redemption at end of
                period)                  $646     $906
$1,142    $2,059
                  --------------------------------------------
-----------
               Class B (Assuming no
                redemption)              $196     $606
$1,042    $2,059
                  --------------------------------------------
-----------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

More on the Funds' Investments

Equity securities

Equity securities include exchange traded and over-the-counter common and pre-ferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Securities of foreign issuers
all funds except Government Fund and Municipal Bond Fund

International Equity Fund invests at least 65% of its assets in equity securi-ties of foreign issuers, including those in emerging market countries. Small
Cap Fund, Growth Fund and Growth and Income Fund may invest up to 20% of their assets, and Mid Cap Fund up to 25% of its assets, in foreign securities, in-cluding those of issuers in emerging market countries.

Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Since each fund may invest in securities denomi-nated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets. Emerging market investments offer the potential for signifi-cant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and gov-ernment actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Derivative transactions
All Funds

The funds may, but need not, use derivative contracts, such as futures and op-tions on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates

 . As a substitute for buying or selling securities

 . To enhance a fund's return

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure.
Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Deriva-tives can also make a fund less liquid and harder to value, especially in de-clining markets.

Temporary defensive investments
All Funds

Each of the funds may depart from its principal investment strategies in re-sponse to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securi-ties. If the fund takes a temporary defensive position, it may be unable to achieve its investment objective.

Special restrictions
All Funds Except International Equity Fund and Mid Cap Fund

Each fund, except International Equity Fund and Mid Cap Fund, will not purchase any securities issued by a company primarily engaged in the manufacture of al-cohol or tobacco.

Goals/Policies
All Funds

Each fund's goal and investment policies generally may be changed by the trust-ees without shareholder approval.

 The Concert Investment Series Prospectus

Management

Smith Barney Mutual Funds, which includes the Concert Investment Series, offers a distinct family of fund choices tailored to help meet the varying needs of large and small investors. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

The portfolio managers

The portfolio managers are primarily responsible for the day-to-day operation of the funds indicated below. The table also shows the business experience of each portfolio manager.

                      Portfolio
 Fund                 Manager(s)      Since Past 5 Years'
Business Experience
--------------------------------------------------------------
-------------------------
 Small Cap            Sandip Bhagat   1997  investment officer
of the manager and pres-
                                            ident of
                                            Travelers
Investment Management Company, an
                                            affiliate of the
manager
--------------------------------------------------------------
-------------------------
 International Equity Jeffrey Russell 1997  investment officer of the manager and man-
                                            aging director of
Salomon Smith Barney
                      James Conheady  1997  investment officer
of the manager and man-
                                            aging director of
Salomon Smith Barney
--------------------------------------------------------------
-------------------------
 Mid Cap              Larry Weissman  1997  investment officer
of the manager and man-
 Growth                               1999  aging director of
Salomon Smith Barney
                                            since October,
1997; portfolio manager of
                                            Neuberger &
Berman, LLC, 1995-97; portfolio
                                            manager of College
Retirement Equities Fund
                                            prior thereto
--------------------------------------------------------------
-------------------------
 Growth and Income    R. Jay Gerken   1997  investment officer
of the manager and man-
                                            aging director of
Salomon Smith Barney
--------------------------------------------------------------
-------------------------
 Government           James E. Conroy 1997  investment officer
of the manager and man-
                                            aging director of
Salomon Smith Barney
--------------------------------------------------------------
-------------------------
 Municipal Bond       Joseph P. Deane 1997  investment officer
of the manager and man-
                                            aging director of
Salomon Smith Barney
--------------------------------------------------------------
-------------------------

Management fees

Management fees paid during the fiscal year ended october 31,
1999
(as % of average daily net assets)

     Small
       Cap  International Mid Cap Growth  Growth and
Government Municipal
      Fund    Equity Fund    Fund   Fund Income Fund
Fund      Fund
--------------------------------------------------------------
-----------
     0.65%      1.00%      0.11%  0.65%     0.65%      0.60%
0.60%
--------------------------------------------------------------
-----------

Distributor

CFBDS, Inc. serves as the funds' distributor. PFS Investments sells shares of the funds to members of the public.

Distribution plans

The funds each have adopted Rule 12b-1 distribution plans for their Class A and
B shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and over time, may cost you more than other types of sales charges.

Year 2000 issue

As the year 2000 began, there were few problems caused by the inability of cer-tain computer systems to tell the difference between the year 2000 and the year
1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the funds' other service providers will be adversely affected, but fund management will continue to mon-itor the situation. If malfunctions related to the Year 2000 issue do arise, the fund and its investments could be negatively affected.

 The Concert Investment Series Prospectus

Choosing a Share Class to Buy

Share classes
--------------------------------------------------------------
------------------

You can choose between Class A shares and Class B shares. If you, or your spouse or minor children, already own Class 1 shares of a fund, you may also be eligible to purchase additional Class 1 shares. The classes have different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

 .How much you plan to invest    .The expenses paid by each
class
 .How long you expect to own the shares
                                .Whether you qualify for any
reduction or
                                waiver of sales charges

Investment minimums
--------------------------------------------------------------
------------------

Minimum initial
and additional
investment
amounts vary
depending on the
class of shares
you buy and the
nature of your
investment
account.

                                         Initial Investment
Additional Investments
                                            Classes A and B
All Classes
                  --------------------------------------------
--------------------
               General                               $1,000
$50
                  --------------------------------------------
--------------------
               Individual Retirement
                Accounts, Self Employed
                Retirement Plans,
                Uniform Gift to Minor
                Accounts                             $  250
$50
                  --------------------------------------------
--------------------
               Qualified Retirement
                Plans                                $   25
$25
                  --------------------------------------------
--------------------
               Systematic Investment
                Plans                                $   25
$25
                  --------------------------------------------
--------------------

                  Qualified Retirement Plans are qualified under Section
                  403(b)(7) or Section 401(a) of the Internal
Revenue Code,
                  including 401(k) plans

Comparing classes
--------------------------------------------------------------
------------------
Your PFS Investments Registered Representative can help you decide which class meets your goals. Your PFS Investments Registered
Representative may receive
different compensation depending upon which class you choose.

 Key Features      Class A           Class B            Class
1
                   .Initial sales    . No initial       . Only
avail-
                   charge              sales charge       able
to eli-
                                     . Deferred
gible Class 1
                   . You may qual-     sales charge
shareholders
                     ify for re-       declines over
 .Higher initial
                     duction or        time             sales
charge
                     waiver of
 .Lowest annual
                     initial sales   . Convert to
expenses
                     charge over       Class A
                     time              shares after
                                       eight years
                   . Lower annual
                     expenses than   . Highest an-
                     Class B           nual expenses
                     shares
 Initial Sales Charge
                                     None               Up to
8.50%,
                   Up to 5%, re-
reduced for
                   duced for large                      large
purchases
                   purchases and
                   waived for cer-
                   tain investors.
                   No charge for
                   purchases of
                   $500,000 or
                   more, or for
                   certain invest-
                   ors
 Deferred Sales Charge
                   None, except      Up to 5%           None
                   for purchases     charged when
                   of $500,000 or    you redeem
                   more -- 1% if     shares. The
                   you redeem        charge is re-
                   within 1 year     duced over time
                   of purchase       and there is no
                                     deferred sales
                                     charge after 6
                                     years
 Annual 12b-1 Fees 0.25% of aver-    1% of average      None
                   age daily net     daily net as-
                   assets            sets
 Exchangeable Into*Class A shares    Class B shares     Class
1 shares
                   of Concert and    of Concert and     of
Concert
                   certain Smith     certain Smith      funds
that of-
                   Barney mutual     Barney mutual      fer
Class 1
                   funds             funds              shares
and
                                                        Class
A shares
                                                        of
other Con-
                                                        cert
and cer-
                                                        tain
Smith
                                                        Barney
mutual
                                                        funds
*Ask your PFS Investments Registered Representative about funds available for exchange.

 The Concert Investment Series Prospectus

Class A Sales Charge

Class A sales charge

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment in-creases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

To learn more about the accumulation and combination privileges, letters of in-tent, additional waivers for certain investors and other options to reduce your sales charge, ask your PFS Investments Registered
Representative or consult the
Statement of Additional Information (SAI).

--------------------------------------------------------------
------------------

                                      For Small Cap Fund,
                              International Equity Fund, Mid
Cap
                               Fund, Growth Fund and Growth
and                             For Municipal Bond Fund and
                                          Income Fund
Government Fund
--------------------------------------------------------------
-------------------------------------------------------------

Sales Charge as             Sales Charge as  Sales Charge as
                              Sales Charge as %
% of Net Amount               % of Offering  % of Net Amount
Amount of Investment          of Offering Price
Invested                       Price         Invested
--------------------------------------------------------------
-------------------------------------------------------------
Less than $25,000                                     5.00%
5.26%            4.50%            4.71%
--------------------------------------------------------------
-------------------------------------------------------------
$25,000 but less than
 $50,000                                              4.00
4.17             4.00             4.17
--------------------------------------------------------------
-------------------------------------------------------------
$50,000 but less than
 $100,000                                             3.50
3.63             3.50             3.63
--------------------------------------------------------------
-------------------------------------------------------------
$100,000 but less than
 $250,000                                             3.00
3.09             2.50             2.56
--------------------------------------------------------------
-------------------------------------------------------------
$250,000 but less than
 $500,000                                             2.00
2.04             1.50             1.52
--------------------------------------------------------------
-------------------------------------------------------------
$500,000 or more*                                      -0-
-0-              -0-              -0-
--------------------------------------------------------------
-------------------------------------------------------------

*You do not pay an initial sales charge when you buy $500,000 or more of Class
A shares. However, if you redeem these Class A shares within one year of pur-chase, you will pay a deferred sales charge of 1%.

Qualifying for reduced Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of
Concert funds and certain other Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege--lets you add the current value of Class A shares of
  Concert funds and certain other Smith Barney funds already owned by you or members of your immediate family (and for which you paid a sales charge) to the amount of your next purchase of Class A shares for purposes of calculat-
  ing the sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

 . Combination privilege--lets you combine current value of Class A shares owned by your immediate family (your spouse and minor children) or accounts with the same social security number with the amount of your next purchase of
  Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

 . Letter of intent--lets you purchase Class A shares of one or more Concert funds and certain other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, in-cluding:

 . Employees of members of the NASD

 . 403(b) or 401(k) retirement plans, if certain conditions are met

 . Investors who purchased through a PFS Investments Registered
Representative
  with proceeds from a prior mutual fund redemption, if certain conditions are met

 . Investors who redeemed Class A shares of Concert funds or certain other Smith
  Barney funds in the past 60 days, if your PFS Investments
Registered Repre-
  sentative is notified

 . Participants in the PFS Primerica Corporation Savings and
Retirement Plan

 The Concert Investment Series Prospectus

Class B Sales Charge

Class B deferred sales charge

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge.

The deferred sales charge decreases as the number of years since your purchase increases.

If you want to learn more about additional deferred sales charges and waivers of deferred sales charges, contact your PFS Investments
Registered Representa-
tive or consult the SAI.

--------------------------------------------------------------
------------------

                                        Year After Purchase
--------------------------------------------------------------
-------------
Deferred Sales Charge for:     1st   2nd   3rd   4th   5th
6th through 8th
--------------------------------------------------------------
-------------
Government Fund and
 Municipal Fund               4.50% 4.00% 3.00% 2.00% 1.00%
-0-
--------------------------------------------------------------
-------------
All other funds               5.00% 4.00% 3.00% 2.00% 1.00%
-0-
--------------------------------------------------------------
-------------

Calculation of deferred sales charge

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation. In addition, you do not pay a de-ferred sales charge on shares exchanged for shares of another Concert or eligi-ble Smith Barney mutual fund, shares representing reinvested distributions and dividends or shares no longer subject to the deferred sales charge.

Shares are redeemed in this order:

 . Shares that represent appreciation

 . Shares representing reinvested distributions and dividends

 . Shares that are not subject to the deferred sales charge

 . Class B shares held longest

Deferred sales charges are not imposed at the time you exchange shares for shares of another fund.

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 . To make payments through certain systematic withdrawal plans

 . To make certain distributions from a retirement plan

 . For involuntary redemptions of small account balances

 . For 12 months following the death or disability of a shareholder

Class B conversion

After 8 years, Class B shares automatically convert into Class
A shares. This
helps you because Class A shares have lower annual expenses.
Your Class B
shares will convert to Class A shares as follows:

--------------------------------------------------------------
------------------
Shares Issued at Initial Purchase
--------------------------------------------------------------
------------------
 .  Eight years after the date of purchase

Shares Issued on Reinvestment of Distribution and Dividends
--------------------------------------------------------------
------------------

 . In same proportion that the number of Class B shares converting is to total
   Class B shares you own (excluding shares issued as a dividend)


Shares Issued upon Exchange from Another Fund
--------------------------------------------------------------
------------------
 .  On the date the shares originally acquired would have
converted into Class A
   shares
--------------------------------------------------------------
------------------

 The Concert Investment Series Prospectus

Class 1 Sales Charge

Class 1 sales charge

Class 1 shares are offered to eligible Class 1 shareholders at the next deter-mined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to cer-tain levels called breakpoints. As described in these tables, the Class 1 breakpoints vary by fund.

Small Cap, International Equity, Mid Cap, Growth and Growth and Income Funds

--------------------------------------------------------------
-----------------
                                       sales charge as
sales charge as
Amount of investment               % of offering price % of
net amount invested
--------------------------------------------------------------
-----------------
Less than $10,000                                8.50%
9.29%
--------------------------------------------------------------
-----------------
$10,000 but less than
 $25,000                                         7.75%
8.40%
--------------------------------------------------------------
-----------------
$25,000 but less than
 $50,000                                         6.00%
6.38%
--------------------------------------------------------------
-----------------
$50,000 but less than
 $100,000                                        4.50%
4.71%
--------------------------------------------------------------
-----------------
$100,000 but less than
 $250,000                                        3.50%
3.63%
--------------------------------------------------------------
-----------------
$250,000 but less than
 $400,000                                        2.50%
2.56%
--------------------------------------------------------------
-----------------
$400,000 but less than
 $600,000                                        2.00%
2.04%
--------------------------------------------------------------
-----------------
$600,000 but less than $5,000,000                1.00%
1.01%
--------------------------------------------------------------
-----------------
$5,000,000 or more                               0.25%
0.25%

--------------------------------------------------------------
------------------
Government Fund

--------------------------------------------------------------
-------------------
                                         sales charge as
sales charge as
Amount of investment                 % of offering price % of
net amount invested
--------------------------------------------------------------
-------------------
Less than $25,000                                  6.75%
7.24%
--------------------------------------------------------------
-------------------
$25,000 but less than
 $50,000                                           5.75%
6.10%
--------------------------------------------------------------
-------------------
$50,000 but less than
 $100,000                                          4.25%
4.44%
--------------------------------------------------------------
-------------------
$100,000 but less than
 $250,000                                          3.50%
3.63%
--------------------------------------------------------------
-------------------
$250,000 but less than
 $500,000                                          2.50%
2.56%
--------------------------------------------------------------
-------------------
$500,000 but less than $1,000,000                  2.00%
2.04%
--------------------------------------------------------------
-------------------
$1,000,000 but less than $2,500,000                1.00%
1.01%
--------------------------------------------------------------
-------------------
$2,500,000 but less than $5,000,000                0.50%
0.50%
--------------------------------------------------------------
-------------------
$5,000,000 or more                                 0.25%
0.25%

--------------------------------------------------------------
------------------
Municipal Bond Fund

--------------------------------------------------------------
-------------------
                                         sales charge as
sales charge as
Amount of investment                 % of offering price % of
net amount invested
--------------------------------------------------------------
-------------------
Less than $100,000                                 4.75%
4.99%
--------------------------------------------------------------
-------------------
$100,000 but less than
 $250,000                                          3.75%
3.90%
--------------------------------------------------------------
-------------------
$250,000 but less than
 $500,000                                          3.00%
3.09%
--------------------------------------------------------------
-------------------
$500,000 but less than $1,000,000                  2.00%
2.04%
--------------------------------------------------------------
-------------------
$1,000,000 but less than $2,500,000                1.00%
1.01%
--------------------------------------------------------------
-------------------
$2,500,000 but less than $5,000,000                0.50%
0.50%
--------------------------------------------------------------
-------------------
$5,000,000 or more                                 0.25%
0.25%
--------------------------------------------------------------
-------------------

 The Concert Investment Series Prospectus

Buying Shares and Exchanging Shares

Buying shares by mail

 . Initial purchases of shares of each fund must be made through a PFS Invest-
  ments Registered Representative by completing the appropriate application.
  The completed application should be forwarded to PFS
Shareholder Services.

 . Subsequent investments may be sent by mail directly to PFS
Shareholder Serv-
  ices, or, if you elect telephone purchases on your account application you may call PFS Shareholder Services and request a purchase through a transfer from your bank account. Telephone purchases can be made between 9:00 a.m. and
  6:00 p.m. eastern time on any day the New York Stock
Exchange is open. Pur-
  chase orders received after the close of regular trading on the Exchange are priced at the net asset value next determined. The minimum telephone invest-
  ment is $250 and the maximum is $10,000. You will be charged a fee if you have insufficient funds to complete the investment.

 . The address and telephone number of PFS Shareholder Services is: 3100 Breck-
  inridge Blvd., Bldg. 200 Duluth, Georgia 30099-0062 (800)
544-5445

 . You may also reach PFS Shareholder Services by calling (800)
544-7278 for
  Spanish speaking representatives or (800) 824-1721 for the TDD Line for the
  Hearing Impaired.

 . Checks drawn on foreign banks must be payable in U.S.
dollars and have the
  routing number of the U.S. bank encoded on the check.

Buying shares by wire

Initial purchases of shares for $10,000 may be made by wire order from your bank account. Contact PFS Shareholder Services for details. In addition, once an account is open, you may make additional wire orders through your PFS In-vestments Representative.

Systematic investment plan

You may authorize PFS Shareholder Services to automatically transfer funds on a monthly basis from a regular bank account or other financial institution to buy shares of a fund.

 . Amounts transferred must be at least $25 monthly.

 . If you do not have sufficient funds in your bank account on a transfer date,
  PFS Shareholder Services may charge you a fee.

For more information, contact your PFS Investments Registered
Representative or
consult the SAI.

Exchange privilege

You should contact your PFS Investments Registered
Representative to exchange
into other eligible Concert and certain Smith Barney mutual funds. Be sure to read the prospectus of the Concert or Smith Barney fund you are exchanging in-to. An exchange is a taxable transaction.

 . You may exchange shares only for shares of the same class of another eligible
  Concert or Smith Barney mutual fund. Some funds may not be offered in your state of residence. Not all Smith Barney funds offer all classes.

 . You must meet the minimum investment amount for each fund.

 . If you hold share certificates, the transfer agent must receive the certifi-
  cates endorsed for transfer or with signed stock powers before the exchange is effective.

 . Your fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

 . Your shares will not be subject to an initial sales charge at the time of the exchange. Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund that you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange again to a fund with a lower charge, the sales charge will not be reduced.

 . You may exchange shares by telephone if you elect telephone exchanges on your account application. Telephone exchanges are subject to the same limitations as telephone redemptions.

To learn more about the exchange privileges and the Concert and Smith Barney mutual funds that you may be eligible to exchange into, contact your PFS In-vestments Registered Representative or consult the SAI.

 The Concert Investment Series Prospectus

Redeeming Shares

Redemptions by mail

Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

You may redeem some or all of your shares by sending a Redemption Form or other written request in proper form to PFS Shareholder Services, 3100 Breckinridge
Blvd., Bldg. 200, Duluth, Georgia 30099-0062. You may also reach PFS Share-holder Services by calling (800) 544-5445 or (800) 544-7278 for Spanish speak-
ing representatives or (800) 824-1721 for the TDD Line for the Hearing Im-paired. The written request for redemption must be in good order. This means that you have provided the following information. Your request will not be processed without this information.

 . Name of the fund

 . Account number

 . Dollar amount or number of shares to redeem

 . Signature of each owner exactly as account is registered

 . Other documentation required by PFS Shareholder Services

To be in good order, your request must include a signature guarantee if:

 . The proceeds of the redemption exceed $50,000

 . The proceeds are not paid to the record owner(s) at the record address

 . The shareholder(s) has had an address change in the past 45 days

 . The shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

In all cases, your redemption price is the net asset value next determined af-ter your request is received in good order. Redemption proceeds normally will be sent within three days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include signature guarantees.


Redemptions by telephone

You may redeem shares by telephone if you elect the telephone redemption option on your account application. This is available only for redemptions of $50,000 or less, and the proceeds must be mailed to your address of record. In addi-tion, you must be able to provide proper identification information. You may not redeem by telephone if your address has changed within the past 45 days or if your shares are in certificate form. Telephone redemption requests may be made by calling PFS Shareholder Services at (800) 544-5445 between 9:00 a.m.
and 6:00 p.m. eastern time on any day the New York Stock Exchange is open. If telephone redemptions are not available for any reason, you may use the Fund's regular redemption procedure described above.

Payment of redemption proceeds

Whether you redeem by mail or telephone, your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account desig-nated on your application.

Automatic cash withdrawal plan

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less the 1% per month of the value of your shares subject to a deferred sales charge. The following conditions apply:

 . Shares may not be represented by certificates

 . All dividends and distributions must be reinvested

 . You can establish a withdrawal plan for a retirement account only if you are eligible to receive distributions from the account

 The Concert Investment Series Prospectus

Other Things to Know about Share Transactions

Small account balances

If your account falls below $500 due to redemption of fund shares, the fund may ask you to bring your account up to the minimum requirement.
If your account is
still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Share certificates

Upon written request, a share certificate will be issued if the request has been signed by all registered owners.

Share price

You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares.
Each fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done at 4:00 p.m., Eastern time, or when regular trading closes on the Exchange, if earlier.

The funds generally value their securities based on market prices or quota-tions. The funds' currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices or quotations are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the funds' board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same secu-rities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with PFS before the New York Stock Exchange closes. If the New York
Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the funds' selling group must transmit all orders to buy, exchange or redeem shares to the funds' agent before the agent's close of business.

Important addresses

Manager:
              SSB Citi Fund Management LLC
              388 Greenwich Street, MF2
              New York, New York 10013

Shareholder Services:
              PFS Shareholder Services
              3100 Breckinridge Blvd., Bldg. 200
              Duluth, Georgia 30099-0062
              (800) 544-5445

 The Concert Investment Series Prospectus

Dividends, Distributions and Taxes

Dividends and distributions

Annual distributions of income and capital gain normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

The funds normally pay dividends and distribute capital gains, if any, as fol-lows:

--------------------------------------------------------------
------------------

                                 Income               Capital
Distributions
                               Dividend                  Gain
Mostly
Fund                      Distributions         Distributions
From
--------------------------------------------------------------
---------------------
Small Cap                      Annually              Annually
Gain
--------------------------------------------------------------
---------------------
International Equity           Annually              Annually
Gain
--------------------------------------------------------------
---------------------
Mid Cap                        Annually              Annually
Gain
--------------------------------------------------------------
---------------------
Growth                         Annually              Annually
Gain
--------------------------------------------------------------
---------------------
Growth and Income             Quarterly              Annually
Both
--------------------------------------------------------------
---------------------
Government                      Monthly              Annually
Income
--------------------------------------------------------------
---------------------
Municipal Bond                  Monthly              Annually
Income
--------------------------------------------------------------
---------------------

The funds may pay additional distributions and dividends at other times if nec-essary for a fund to avoid a federal tax. Capital gains distributions and divi-dends are reinvested in additional fund shares of the same class that you hold.
You do not pay a sales charge on reinvested distributions or dividends. Alter-natively, you can instruct your PFS Investments Registered Representative or
PFS to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or divi-dend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

Taxes

In general, redeeming shares, exchanging shares and receiving distributions
(whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------
------------------

Transaction        Federal Income Tax Status
-------------------------------------------------
Redemption or      Usually capital gain or loss;
 exchange          long-term only if shares
 of shares         owned more than one year
-------------------------------------------------
Long-term capital  Long-term capital gain
 gain
 distributions
-------------------------------------------------
Short-term         Ordinary income
 capital gain
 distributions
-------------------------------------------------
Dividends          Ordinary income (for all funds
                   except Municipal Bond
                   Fund)*
-------------------------------------------------

* Municipal Bond Fund intends to distribute the interest it earns on tax-exempt municipal bonds as "exempt-interest" dividends, which are excludable from gross income for federal income tax purposes but may be subject to state and local income tax. Its distributions from other sources, if any, would be taxable as described above.


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a long-term capital gain distri-bution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the funds will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide a fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends (other than ex-empt-interest dividends), and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in a fund and your receipt of divi-dends, distributions or redemption proceeds.

 The Concert Investment Series Prospectus

Financial Highlights

                  For a Share of Each Class of Beneficial
The financial     Interest Outstanding Throughout Each
highlights ta-    Year:
bles are in-
tended to help    Small Cap Fund
you understand    --------------------------------------------
-----------------
the performance
of each class
for the past
five years (or
since inception
if less than
five years).
Certain infor-
mation reflects
financial re-
sults for a
single share.
Total returns
represent the
rate that a
shareholder
would have
earned (or
lost) on a fund
share assuming
reinvestment of
all dividends
and distribu-
tions. The in-
formation in
the following
tables was au-
dited by Ernst
& Young LLP,
independent au-
ditors, whose
report, along
with the fund's
financial
statements is
included in the
annual report
(available upon
request).

               Class 1 Shares
August 8, 1996

(Commencement

Year Ended       Year Ended        Year Ended of Distribution)
to
                                                  October 31,
1999(1) October 31, 1998* October 31, 1997    October 31, 1996
               -----------------------------------------------
--------------------------------------------------------------
               Net Asset Value, Beginning of
                Period
$ 20.28          $ 22.15            $18.59              $17.89
               -----------------------------------------------
--------------------------------------------------------------
               Income (loss) from operations
                Net investment loss
(0.13)           (0.12)            (0.08)              (0.02)
               -----------------------------------------------
--------------------------------------------------------------
                Net realized and unrealized gain
6.71           (1.54)              3.64                0.72
               -----------------------------------------------
--------------------------------------------------------------
               Total income from operations
6.58           (1.66)              3.56                0.70
               -----------------------------------------------
--------------------------------------------------------------
               Less Distributions From:
                Net investment income
--               --                --                  --
                Net realized gain
(1.53)           (0.21)               --                  --
               -----------------------------------------------
--------------------------------------------------------------
               Total Distributions
(1.53)           (0.21)               --                  --
               -----------------------------------------------
--------------------------------------------------------------
               Net Asset Value, End of Period                $
25.33           $20.28            $22.15              $18.59
               -----------------------------------------------
--------------------------------------------------------------
               Total Return
33.42%          (7.52)%            19.15%            3.91%(2)
               -----------------------------------------------
--------------------------------------------------------------
               Net Assets, End of Period
                (millions)
$9               $7                $6                  $1
               -----------------------------------------------
--------------------------------------------------------------
               Ratio of expenses to average net
                assets
1.25%            1.26%             1.39%              1.74%+
               -----------------------------------------------
--------------------------------------------------------------
               Ratio of net investment loss to
                average net assets
(0.58)%          (0.60)%           (0.63)%            (1.09)%+
               -----------------------------------------------
--------------------------------------------------------------
               Portfolio Turnover
115%              80%              100%                 80%
               -----------------------------------------------
--------------------------------------------------------------

                  (1) Net investment income (loss) has been calculated using the monthly average shares method.

                  (2) Total return is not annualized as it may not be repre-
                      sentative of the total return for the
year.
                   +  Annualized.

                   *  Effective December 31, 1997 SSB Citi
Fund Management LLC
                      (successor to SSBC Fund Management Inc., formerly known
                      as Mutual Management Corp.), replaced
Van Kampen
                      American Capital Asset Management as the
Fund Manager.

               Class A Shares
February 21, 1995
                                          Year Ended  Year
Ended  Year Ended  Year Ended       (Commencement of
                                         October 31, October
31, October 31, October 31, Investment Operations)
                                             1999(1)
1998(3)        1997        1996 to October 31, 1995(1)
                  --------------------------------------------
-------------------------------------------------
               Net Asset Value,
                Beginning of Period          $ 20.15
$22.08      $18.57      $15.12                 $11.81
                  --------------------------------------------
-------------------------------------------------
               Income (loss) from
                operations
                Net investment loss           (0.20)
(0.17)      (0.15)      (0.18)                 (0.24)
                Net realized and
                 unrealized gain                6.66
(1.55)        3.66        3.63                   3.55
                  --------------------------------------------
-------------------------------------------------
               Total income from
                operations                      6.46
(1.72)        3.51        3.45                   3.31
                  --------------------------------------------
-------------------------------------------------
               Less Distributions From:
                Net investment income            --          -
-          --          --                     --
                Net realized gain             (1.53)
(0.21)         --          --                     --
                  --------------------------------------------
-------------------------------------------------
               Total Distributions            (1.53)
(0.21)         --          --                     --
                  --------------------------------------------
-------------------------------------------------
               Net Asset Value, End of
                Period                       $ 25.08
$20.15      $22.08      $18.57                 $15.12
                  --------------------------------------------
-------------------------------------------------
               Total Return                   33.02%
(7.81)%      18.90%      22.82%              28.11%(2)
                  --------------------------------------------
-------------------------------------------------
               Net Assets, End of
                Period (millions)            $   138
$108        $101         $52                    $16
                  --------------------------------------------
-------------------------------------------------
               Ratio of expenses to
                average net assets*            1.55%
1.43%       1.69%       2.21%                 2.75%+
                  --------------------------------------------
-------------------------------------------------
               Ratio of net investment
                loss to average net
                assets*                      (0.88)%
(0.80)%     (0.92)%     (1.52)%               (1.65)%+
                  --------------------------------------------
-------------------------------------------------
               Portfolio Turnover               115%
80%        100%         80%                    83%
                  --------------------------------------------
-------------------------------------------------
               * If certain expenses
                 had not been waived or
                 reimbursed by the
                 Fund's former manager,
                 total return would
                 have been lower and
                 the ratios would have
                 been as follows:
                  --------------------------------------------
-------------------------------------------------
                Ratio of expenses to
                 average net assets              N/A
N/A         N/A         N/A                 3.37%+
                  --------------------------------------------
-------------------------------------------------
                Ratio of net investment
                 loss to average net
                 assets                          N/A
N/A         N/A         N/A               (2.27%)+
                  --------------------------------------------
-------------------------------------------------

                  (1) Net investment income (loss) has been calculated using the monthly average share method.


                  (2) Total return is not annualized, as it may not be repre-
                      sentative of the total return for the
year.

                  (3) Effective December 31, 1997 SSB Citi
Fund Management LLC
                      (successor to SSBC Fund Management
Inc.), formerly known
                      as Mutual Management Corp., replaced Van
Kampen American
                      Capital Asset Management as the Fund
Manager.
                   +  Annualized.
                  N/A=Not Applicable

The Concert Investment Series Prospectus

                                        Financial Highlights,
continued

Small Cap Fund
--------------------------------------------------------------
------------------

Class B Shares
February 21, 1995

(Commencement
                                                 Year Ended
Year Ended  Year Ended  Year Ended       of Investment
                                                October 31,
October 31, October 31, October 31,      Operations) to
                                                    1999(1)
1998(3)        1997        1996 October 31, 1995(1)
--------------------------------------------------------------
-----------------------------------------------------
Net Asset Value, Beginning of Period                 $19.60
$21.63      $18.34      $15.04              $11.81
--------------------------------------------------------------
-----------------------------------------------------
Income (loss) from operations
 Net investment loss                                 (0.37)
(0.30)      (0.27)      (0.27)              (0.35)
 Net realized and unrealized gain                      6.46
(1.52)        3.56        3.57                3.58
--------------------------------------------------------------
-----------------------------------------------------
Total income from operations                           6.09
(1.82)        3.29        3.30                3.23
--------------------------------------------------------------
-----------------------------------------------------
Less Distributions From:
 Net investment income                                  --
--          --          --                  --
 Net realized gain                                   (1.53)
(0.21)         --          --                  --
--------------------------------------------------------------
-----------------------------------------------------
Total Distributions                                  (1.53)
(0.21)         --          --                  --
--------------------------------------------------------------
-----------------------------------------------------
Net Asset Value, End of Period                       $24.16
$19.60      $21.63      $18.34              $15.04
--------------------------------------------------------------
-----------------------------------------------------
Total Return                                         32.00%
(8.45)%      17.94%      21.94%           27.43%(2)
--------------------------------------------------------------
-----------------------------------------------------
Net Assets, End of Period (millions)                   $129
$91         $80         $39                 $11
--------------------------------------------------------------
-----------------------------------------------------
Ratio of expenses to average net assets*              2.31%
2.18%       2.44%       2.96%              3.49%+
--------------------------------------------------------------
-----------------------------------------------------
Ratio of net investment loss to average net
 assets*                                            (1.63)%
(1.55)%     (1.67)%     (2.27)%            (2.45)%+
--------------------------------------------------------------
-----------------------------------------------------
Portfolio Turnover                                     115%
80%        100%         80%                 83%
--------------------------------------------------------------
-----------------------------------------------------
* If certain expenses had not been waived or
  reimbursed by the Fund's former manager,
  total return would have been lower and the
  ratios would have been as follows:
--------------------------------------------------------------
-----------------------------------------------------
 Ratio of expenses to average net assets                N/A
N/A         N/A         N/A              4.11%+
--------------------------------------------------------------
-----------------------------------------------------
 Ratio of net investment loss to
  average net assets                                    N/A
N/A         N/A         N/A            (3.07%)+
--------------------------------------------------------------
-----------------------------------------------------

(1) Net investment income (loss) has been calculated using the monthly average share method.


(2) Total return is not annualized, as it may not be representative of the total return for the year.

(3) Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
    Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
    Van Kampen American Capital Asset Management as the Fund
Manager.
 + Annualized.
N/A=Not Applicable

 The Concert Investment Series Prospectus

International Equity Fund
--------------------------------------------------------------
------------------

Class 1 Shares                   Year
August 8, 1996
                                Ended  Year Ended  Year Ended
(Commencement
                          October 31, October 31, October 31,
of Distribution) to
                              1999(1)     1998(3)        1997
October 31, 1996(1)
--------------------------------------------------------------
-------------------
Net Asset Value,
 Beginning of Period           $19.06      $18.16      $16.52
$  16.00
--------------------------------------------------------------
-------------------
Income (loss) from
 operations
 Net investment loss           (0.28)      (0.21)      (0.17)
(0.03)
 Net realized and
  unrealized gain               13.79        1.11        1.81
0.55
--------------------------------------------------------------
-------------------
Total income from
 operations                     13.51        0.90        1.64
0.52
--------------------------------------------------------------
-------------------
Less Distributions From:
 Net investment income            --          --          --
--
--------------------------------------------------------------
-------------------
Total Distributions               --          --          --
--
--------------------------------------------------------------
-------------------
Net Asset Value, End of
 Period                        $32.57      $19.06      $18.16
$16.52
--------------------------------------------------------------
-------------------
Total Return                   70.88%       4.96%       9.99%
3.25%(2)
--------------------------------------------------------------
-------------------
Net Assets, End of
 Period (millions)                 $4          $2          $2
$0.2
--------------------------------------------------------------
-------------------
Ratio of expenses to
 average net assets*            1.68%       1.79%       2.26%
2.50%+
--------------------------------------------------------------
-------------------
Ratio of net investment
 loss to average net
 assets*                      (1.12)%     (0.99)%     (1.24)%
(1.31)%+
--------------------------------------------------------------
-------------------
Portfolio Turnover                50%         63%         57%
78%
--------------------------------------------------------------
-------------------
* If certain expenses
  had not been waived or
  reimbursed by the
  Fund's former manager,
  total return would
  have been lower and
  the ratios would have
  been as follows:
--------------------------------------------------------------
-------------------
 Ratio of expenses to
  average net assets              N/A         N/A         N/A
3.87%+
--------------------------------------------------------------
-------------------
 Ratio of net investment
  loss to average net
  assets                          N/A         N/A         N/A
(2.67)+
--------------------------------------------------------------
-------------------

(1) Net investment income (loss) has been calculated using the monthly average share method.

(2) Total return is not annualized, as it may not be representative of the total return for the year.

(3) Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
    Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
    Van Kampen American Capital Asset Management as the Fund
Manager.
N/A=Not Applicable
 + Annualized.

Class A Shares
February 21, 1995
                                 Year
(Commencement
                                Ended  Year Ended  Year Ended
Year Ended       of Investment
                          October 31, October 31, October 31,
October 31,      Operations) to
                                 1999     1998(4)        1997
1996 October 31, 1995(1)
--------------------------------------------------------------
-------------------------------
Net Asset Value,
 Beginning of Period           $18.94      $18.14      $16.54
$13.86              $11.81
--------------------------------------------------------------
-------------------------------
Income (loss) from
 operations
 Net investment loss           (0.37)      (0.27)      (0.26)
(0.19)              (0.14)
 Net realized and
  unrealized gain               13.67        1.07        1.86
2.87                2.19
--------------------------------------------------------------
-------------------------------
Total income from
 operations                     13.30        0.80        1.60
2.68                2.05
--------------------------------------------------------------
-------------------------------
Less Distributions From:
 Net investment income            --          --          --
--                  --
--------------------------------------------------------------
-------------------------------
Total Distributions               --          --          --
--                  --
--------------------------------------------------------------
-------------------------------
Net Asset Value, End of
 Period                        $32.24      $18.94      $18.14
$16.54              $13.86
--------------------------------------------------------------
-------------------------------
Total Return                   70.22%       4.41%       9.74%
19.34%           16.28%(3)
--------------------------------------------------------------
-------------------------------
Net Assets, End of
 Period (millions)                $38         $20         $17
$10                  $7
--------------------------------------------------------------
-------------------------------
Ratio of expenses to
 average net assets*            2.08%       2.25%       2.56%
2.75%              3.64%+
--------------------------------------------------------------
-------------------------------
Ratio of net investment
 loss to average net
 assets*                      (1.53)%     (1.46)%     (1.59)%
(1.56)%            (1.40)%+
--------------------------------------------------------------
-------------------------------
Portfolio Turnover                50%         63%         57%
78%                 17%
--------------------------------------------------------------
-------------------------------
* If certain expenses
  had not been waived or
  reimbursed by the
  Fund's former manager,
  Total Return would
  have been lower and
  the ratios would have
  been as follows:
--------------------------------------------------------------
-------------------------------
 Ratio of expenses to
  average net assets              N/A         N/A         N/A
4.12%              5.97%+
--------------------------------------------------------------
-------------------------------
 Ratio of net investment
  loss to average net
  assets                          N/A         N/A         N/A
(2.92)             (3.73)+
--------------------------------------------------------------
-------------------------------

(1) Net investment loss has been calculated using the monthly average share method.

(2) Total return is not annualized, as it may not be representative of the total return for the year.

(3) Total return from March 17, 1995 (date the Fund's
Investment strategy was
    implemented) through October 31, 1995 without annualization.

(4) Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
    Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
    Van Kampen American Capital Asset Management as the Fund
Manager.
N/A=Not Applicable
 + Annualized.

 The Concert Investment Series Prospectus

                                        Financial Highlights,
continued

International Equity Fund, continued
--------------------------------------------------------------
------------------

Class B Shares
February 21, 1995

(Commencement
                           Year Ended  Year Ended  Year Ended
Year Ended       of Investment
                          October 31, October 31, October 31,
October 31,      Operations) to
                              1999(1)     1998(4)        1997
1996 October 31, 1995(1)
--------------------------------------------------------------
-------------------------------
Net Asset Value,
 Beginning of Period           $18.44      $17.81      $16.36
$13.79              $11.81
--------------------------------------------------------------
-------------------------------
Income (loss) from
 operations
 Net investment loss           (0.53)      (0.39)      (0.32)
(0.26)              (0.21)
 Net realized and
  unrealized gain               13.25        1.02        1.77
2.83                2.19
--------------------------------------------------------------
-------------------------------
Total income from
 operations                     12.72        0.63        1.45
2.57                1.98
--------------------------------------------------------------
-------------------------------
Less Distributions From:
 Net investment income            --          --          --
--                  --
--------------------------------------------------------------
-------------------------------
Total Distributions               --          --          --
--                  --
--------------------------------------------------------------
-------------------------------
Net Asset Value, End of
 Period                        $31.16      $18.44      $17.81
$16.36              $13.79
--------------------------------------------------------------
-------------------------------
Total Return                   68.98%       3.54%       8.93%
18.64%            15.69(3)
--------------------------------------------------------------
-------------------------------
Net Assets, End of
 Period (millions)                $41         $18         $13
$8                  $2
--------------------------------------------------------------
-------------------------------
Ratio of expenses to
 average net assets*            2.79%       3.11%       3.30%
3.50%              4.33%+
--------------------------------------------------------------
-------------------------------
Ratio of net investment
 loss to average net
 assets*                      (2.26)%     (2.32)%     (2.34)%
(2.31)%            (2.80)%+
--------------------------------------------------------------
-------------------------------
Portfolio Turnover                50%         63%         57%
78%              17%(2)
--------------------------------------------------------------
-------------------------------
* If certain expenses
  had not been waived or
  reimbursed by the
  fund's former manager,
  Total Return would
  have been lower and
  the ratios would have
  been as follows:
--------------------------------------------------------------
-------------------------------
 Ratio of expenses to
  average net assets              N/A         N/A         N/A
4.87%              6.67%+
--------------------------------------------------------------
-------------------------------
 Ratio of net investment
  loss to average net
  assets                          N/A         N/A         N/A
(3.67)%            (5.13)%+
--------------------------------------------------------------
-------------------------------

(1) Net investment loss has been calculated using the monthly average share method.

(2) Not annualized.

(3) Total return is not annualized, as it may not be representative of the total return for the year.

(4) Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
    Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
    Van Kampen American Capital Asset Management as the fund
Manager.
N/A=Not Applicable
 + Annualized.

 The Concert Investment Series Prospectus

Mid Cap Fund                                Period Ended
October 31, 1999
--------------------------------------------------------------
-----------------
                                      Class 1(1)(2) Class
A(2)(3) Class B(1)(2)
--------------------------------------------------------------
-----------------
Net Asset Value, Beginning of Period         $11.44       $
11.40        $11.44
--------------------------------------------------------------
-----------------
Income (loss) from operations
 Net investment income (loss)(4)               0.02
0.01        (0.05)
 Net realized and unrealized gain              0.57
0.60          0.58
--------------------------------------------------------------
-----------------
Total income from operations++                 0.59
0.61          0.53
--------------------------------------------------------------
-----------------
Less distributions from:
 Net investment income                           --
--            --
--------------------------------------------------------------
-----------------
Total distributions                              --
--            --
--------------------------------------------------------------
-----------------
Net Asset Value, End of Period               $12.03       $
12.01        $11.97
--------------------------------------------------------------
-----------------
Total Return++                                5.16%
5.35%         4.63%
--------------------------------------------------------------
-----------------
Net Assets, End of Period (000s)               $741
$10,194       $16,955
--------------------------------------------------------------
-----------------
Ratios to Average Net Assets+:
 Expenses(4)                                  1.24%
1.48%         2.24%
 Net investment income (loss)                 0.32%
0.08%       (0.68)%
--------------------------------------------------------------
-----------------
Portfolio Turnover Rate                         47%
47%           47%
--------------------------------------------------------------
-----------------

(1) For the period from March 16, 1999 (inception date) to
October 31, 1999.

(2) Net investment income (loss) has been calculated using the monthly average shares method.

(3) For the period from March 15, 1999 (inception date) to
October 31, 1999.

(4) The Adviser has waived a portion of its fees for the period ended October
    31, 1999. If such fees were not waived, the per share effect on net investment income (loss) and the expense ratios would have been as follows:

                                               Expense Ratios
                Net Investment Income (Loss) Without Fee
Waiver
                     Per Share Decrease      and Reimbursement
      --------------------------------------------------------
-
       Class 1             $0.05                   1.88%+
      --------------------------------------------------------
-
       Class A              0.04                   2.12+
      --------------------------------------------------------
-
       Class B              0.04                   2.88+
      --------------------------------------------------------
-

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

 The Concert Investment Series Prospectus

Growth Fund
--------------------------------------------------------------
------------------

Class 1 Shares                                    Year Ended
October 31
--------------------------------------------------------------
----------------
                                           1999(1)  1998*
1997   1996   1995
--------------------------------------------------------------
----------------
Net Asset Value, Beginning of Year          $19.59 $20.94
$17.98 $17.46 $15.31
--------------------------------------------------------------
----------------
Income from operations
 Net investment income                        0.08   0.13
0.17    .19   0.16
 Net realized and unrealized gain             6.62   2.10
4.33   2.91   3.18
--------------------------------------------------------------
----------------
Total income from operations                  6.70   2.23
4.50   3.10   3.34
--------------------------------------------------------------
----------------
Less distributions from:
 Net investment income                      (0.11) (0.17)
(0.18) (0.18) (0.16)
 Net realized gains                         (1.82) (3.41)
(1.36) (2.40) (1.03)
--------------------------------------------------------------
----------------
Total distributions                           1.93 (3.58)
(1.54) (2.58) (1.19)
--------------------------------------------------------------
----------------
Net Asset Value, End of Year                $24.36 $19.59
$20.94 $17.98 $17.46
--------------------------------------------------------------
----------------
Total Return                                35.60% 12.54%
26.93% 19.94% 24.01%
--------------------------------------------------------------
----------------
Net Assets, End of Year (millions)          $4,475 $3,657
$3,547 $3,005 $2,612
--------------------------------------------------------------
----------------
Ratio of expenses to average net assets      0.76%  0.78%
0.88%  0.93%  1.00%
Ratio of net investment income to average
 net assets                                   0.34   0.63
0.86   1.08   1.04
--------------------------------------------------------------
----------------
Portfolio Turnover                             37%   113%
165%   202%   230%
--------------------------------------------------------------
----------------

(1) Net investment income has been calculated using the monthly average shares method.

 * Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
   Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
   Van Kampen American Capital Asset Management as the fund
Manager.

                                          Class A Shares
Class B Shares
                          ------------------------------------
------------ ------------------------------------------------

Period                                           Period
                           Year Ended  Year Ended   Year Ended
Ended  Year Ended   Year Ended  Year Ended       Ended
                          October 31, October 31,  October 31,
October 31, October 31,  October 31, October 31, October 31,
                              1999(1)       1998*         1997
1996(2)     1999(1)        1998*        1997     1996(2)
--------------------------------------------------------------
-------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $19.54      $20.89       $17.96
$16.63      $19.37       $20.75      $17.93      $16.63
--------------------------------------------------------------
-------------------------------------------------------------
Income (loss) from
 operations
 Net investment income
  (loss)                         0.02        0.05         0.15
0.02      (0.14)       (0.11)        0.01      (0.01)
 Net realized and
  unrealized gain                6.60        2.13         4.30
1.31        6.54         2.14        4.28        1.31
--------------------------------------------------------------
-------------------------------------------------------------
Total from investment
 operations                      6.62        2.18         4.45
1.33        6.40         2.03        4.29        1.30
--------------------------------------------------------------
-------------------------------------------------------------
Less distributions from:
 Net investment income         (0.05)       (0.12)      (0.16)
--          --           --      (0.11)          --
 Net realized gains            (1.82)      (3.41)       (1.36)
--      (1.82)       (3.41)      (1.36)          --
--------------------------------------------------------------
-------------------------------------------------------------
Total distributions            (1.87)      (3.53)       (1.52)
--      (1.82)       (3.41)      (1.47)          --
--------------------------------------------------------------
-------------------------------------------------------------
Net Asset Value, End of
 Period                        $24.29      $19.54       $20.89
$17.96      $23.95       $19.37      $20.75      $17.93
--------------------------------------------------------------
-------------------------------------------------------------
Total Return                   35.24%      12.27%       26.65%
8.00%(3)      34.31%       11.43%      25.66%    7.82%(3)
--------------------------------------------------------------
-------------------------------------------------------------
Net Assets, End of
 Period (millions)               $344        $180         $109
$49        $357         $182        $126         $74
--------------------------------------------------------------
-------------------------------------------------------------
Ratio of expenses to
 average net assets             1.01%       1.02%        1.13%
1.17%       1.76%        1.75%       1.88%       1.93%
Ratio of net investment
 income (loss) to
 average net assets              0.09        0.38         0.57
0.46       (0.65)      (0.35)      (0.16)      (0.29)
--------------------------------------------------------------
-------------------------------------------------------------
Portfolio Turnover                37%        113%         165%
202%(3)         37%         113%        165%     202%(3)
--------------------------------------------------------------
-------------------------------------------------------------

(1) Net investment income has been calculated using the monthly average shares method.

(2) Class A and Class B shares commenced distribution on August 18, 1996.

(3) Not annualized.

 * Effective December 31, 1997 SSB Citi Fund Management LLC
(succeccor to SSBC
   Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
   Van Kampen American Capital Asset Management as the fund
Manager.

 The Concert Investment Series Prospectus

                                   Financial Highlights,
continued

Growth And Income Fund
--------------------------------------------------------------
------------------

Class 1 Shares                                    Year Ended
October 31
--------------------------------------------------------------
----------------
                                           1999(1)  1998*
1997   1996   1995
--------------------------------------------------------------
----------------
Net Asset Value, Beginning of Year         $18.53  $20.10
$18.11 $16.95 $15.77
--------------------------------------------------------------
----------------
Income (loss) from operations
 Net investment income                       0.09    0.18
0.24   0.31   0.36
 Net realized and unrealized gain/loss       3.60    1.70
4.23   2.94   2.72
--------------------------------------------------------------
----------------
Total income from operations                 3.69    1.88
4.47   3.25   3.08
--------------------------------------------------------------
----------------
Less Distributions From:
 Net investment income                     (0.08)  (0.20)
(0.30) (0.34) (0.30)
 Net realized gains                        (0.78)  (3.25)
(2.18) (1.75) (1.60)
--------------------------------------------------------------
----------------
Total distributions                        (0.86)  (3.45)
(2.48) (2.09) (1.90)
--------------------------------------------------------------
----------------
Net Asset Value, End of Year               $21.36  $18.53
$20.10 $18.11 $16.95
--------------------------------------------------------------
----------------
Total Return(1)                            20.27%  10.90%
27.35% 20.58% 22.45%
--------------------------------------------------------------
----------------
Net Assets, End of Year (millions)         $1,122  $1,079
$1,097   $943   $828
--------------------------------------------------------------
----------------
Ratio of expenses to average net assets     0.84%   0.83%
0.88%  0.91%  0.96%
--------------------------------------------------------------
----------------
Ratio of net investment income to average
 net assets                                  0.43   0.90%
1.25%  1.78%  2.27%
--------------------------------------------------------------
----------------
Portfolio Turnover                            53%     34%
93%   121%   117%
--------------------------------------------------------------
----------------

(1) Net investment income (loss) has been calculated using the monthly average shares method.

 * Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
   Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
   Van Kampen American Capital Asset Management as the Fund
Manager.

                                          Class A Shares
Class B Shares
                          ------------------------------------
----------- -----------------------------------------------

Period                                          Period
                           Year Ended  Year Ended  Year Ended
Ended  Year Ended  Year Ended  Year Ended       Ended
                          October 31, October 31, October 31,
October 31, October 31, October 31, October 31, October 31,
                              1999(1)       1998*        1997
1996(2)     1999(1)       1998*        1997     1996(2)
--------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value,
 Beginning of Period           $18.53      $20.10      $18.11
$17.19      $18.48      $20.07      $18.09      $17.19
--------------------------------------------------------------
-----------------------------------------------------------
Income (loss) from
 operations
 Net investment income           0.03      (0.02)        0.20
0.07      (0.12)      (0.01)        0.06        0.04
 Net realized and
  unrealized gain                3.60        1.85        4.22
0.91        3.58        1.71        4.22        0.90
--------------------------------------------------------------
-----------------------------------------------------------
Total income from
 operations                      3.63        1.83        4.42
0.98        3.46        1.70        4.28        0.94
--------------------------------------------------------------
-----------------------------------------------------------
Less Distributions From:
 Net investment income         (0.03)      (0.15)      (0.25)
(0.06)          --      (0.04)      (0.12)      (0.04)
 Net realized gains            (0.78)      (3.25)      (2.18)
-0-      (0.78)      (3.25)      (2.18)         -0-
--------------------------------------------------------------
-----------------------------------------------------------
Total distributions            (0.81)      (3.40)      (2.43)
(0.06)      (0.78)      (3.29)      (2.30)      (0.04)
--------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value, End of
 Period                        $21.35      $18.53      $20.10
$18.11      $21.16      $18.48      $20.07      $18.09
--------------------------------------------------------------
-----------------------------------------------------------
Total Return                   19.93%      10.63%      27.04%
5.72%(3)      19.03%       9.85%      26.08%    5.49%(3)
--------------------------------------------------------------
-----------------------------------------------------------
Net Assets, End of
 Period (millions)               $181        $124         $80
$33        $208        $137         $99         $52
--------------------------------------------------------------
-----------------------------------------------------------
Ratio of expenses to
 average net assets             1.12%       1.07%       1.12%
1.16%+       1.87%       1.81%       1.88%      1.91%+
--------------------------------------------------------------
-----------------------------------------------------------
Ratio of net investment
 income to average net
 assets                          0.15       0.63%       0.96%
1.78%+      (0.60)     (0.09)%       0.22%       1.05%
--------------------------------------------------------------
-----------------------------------------------------------
Portfolio Turnover                53%         34%         93%
121%         53%         34%         93%        121%
--------------------------------------------------------------
-----------------------------------------------------------

(1) Net investment income (loss) has been calculated using the monthly average shares method.

(2) Class A and Class B shares commenced distribution on August 18, 1996.

(3) Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized

 * Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
   Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
   Van Kampen American Capital Asset Management as the Fund
Manager.

 The Concert Investment Series Prospectus

Government Fund
--------------------------------------------------------------
------------------

Class 1 Shares                                    Year Ended
October 31
--------------------------------------------------------------
----------------
                                           1999(1)  1998*
1997   1996   1995
--------------------------------------------------------------
----------------
Net Asset Value, Beginning of Year          $10.66 $10.58
$10.40 $10.67  $9.99
--------------------------------------------------------------
----------------
Income (loss) from operations:
 Net investment income                        0.54   0.65
0.69   0.70   0.70
 Net realized and unrealized gain/loss      (0.87)   0.10
0.17 (0.25)   0.68
--------------------------------------------------------------
----------------
Total income from operations                (0.33)   0.75
0.86   0.45   1.38
--------------------------------------------------------------
----------------
Less Distributions From:
 Net investment income                      (0.54) (0.67)
(0.68) (0.72) (0.70)
 Capital                                    (0.05)     --
--     --     --
--------------------------------------------------------------
----------------
Total distributions                         (0.59) (0.67)
(0.68) (0.72) (0.70)
--------------------------------------------------------------
----------------
Net Asset Value, End of Year                 $9.74 $10.66
$10.58 $10.40 $10.67
--------------------------------------------------------------
----------------
Total Return                               (3.16)%  7.29%
8.56%  4.58% 14.27%
--------------------------------------------------------------
----------------
Net Assets, at End of Year (millions)         $160   $209
$241   $287   $329
--------------------------------------------------------------
----------------
Ratio of expenses to average net assets      0.89%  0.88%
0.90%  0.84%  0.83%
--------------------------------------------------------------
----------------
Ratio of net investment income to average
 net assets                                   5.28   6.11
6.69   6.79   6.84
--------------------------------------------------------------
----------------
Portfolio Turnover                            201%   141%
104%   276%   214%
--------------------------------------------------------------
----------------

(1) Net investment income (loss) has been calculated using the monthly average shares method.

* Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
  Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
  Van Kampen American Capital Asset Management as the Fund
Manager.

                                        Class A Shares
Class B Shares
                       ---------------------------------------
--------- ------------------------------------------------
                        Year Ended  Year Ended  Year Ended
Period Ended  Year Ended  Year Ended  Year Ended Period Ended
                       October 31, October 31, October 31,
October 31, October 31, October 31, October 31,  October 31,
                           1999(1)       1998*        1997
1996(2)     1999(1)       1998*        1997      1996(2)
--------------------------------------------------------------
----------------------------------------------------------
Net Asset Value,
 Beginning of Period        $10.66      $10.58      $10.41
$10.32      $10.66      $10.58      $10.41       $10.32
--------------------------------------------------------------
----------------------------------------------------------
Income (loss) from
 operations:
 Net investment income        0.50        0.62        0.66
0.15        0.43        0.54        0.59         0.14
 Net realized and
  unrealized gain           (0.87)        0.10        0.17
0.09      (0.87)        0.10        0.17         0.09
--------------------------------------------------------------
----------------------------------------------------------
Total income from
 operations                   0.37        0.72        0.83
0.24      (0.44)        0.64        0.76         0.23
--------------------------------------------------------------
----------------------------------------------------------
Less distributions
 from:
 Net investment income      (0.51)      (0.64)      (0.66)
(0.15)      (0.43)      (0.56)      (0.59)       (0.14)
 Capital                    (0.05)          --          --
--      (0.05)          --          --           --
--------------------------------------------------------------
----------------------------------------------------------
Total Distributions         (0.56)      (0.64)      (0.66)
(0.15)      (0.48)      (0.56)      (0.59)       (0.14)
--------------------------------------------------------------
----------------------------------------------------------
Net Asset Value, End
 of Period                   $9.73      $10.66      $10.58
$10.41       $9.74      $10.66      $10.58       $10.41
--------------------------------------------------------------
----------------------------------------------------------
Total Return               (3.51)%       7.00%       8.35%
2.36%(3)     (4.17)%       6.20%       7.55%     2.18%(3)
--------------------------------------------------------------
----------------------------------------------------------
Net Assets, End of
 Period (millions)             $23         $17         $14
$11         $17         $14         $12          $14
--------------------------------------------------------------
----------------------------------------------------------
Ratio of expenses to
 average net assets          1.25%       1.12%       1.15%
1.09%       1.94%       1.87%       1.90%        1.84%
--------------------------------------------------------------
----------------------------------------------------------
Ratio of net
 investment income to
 average net assets          4.96%       5.78%       6.44%
6.50%+       4.27%       5.04%       5.69%       5.74%+
--------------------------------------------------------------
----------------------------------------------------------
Portfolio Turnover            201%        141%        104%
276%(3)        201%        141%        104%      276%(3)
--------------------------------------------------------------
----------------------------------------------------------

(1) Net investment income (loss) has been calculated using the monthly average shares method.

(2) Class A and Class B shares commenced distribution on August 8, 1996.

(3) Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized

* Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
  Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
  Van Kampen American Capital Asset Management as the Fund
Manager.

 The Concert Investment Series Prospectus

                                   Financial Highlights,
continued

Municipal Bond Fund
--------------------------------------------------------------
------------------

Class 1 Shares                                Year Ended
October 31
--------------------------------------------------------------
----------------
                                   1999(1)  1998*   1997
1996   1995    1994
--------------------------------------------------------------
----------------
Net Asset Value, Beginning of
 Period                            $ 14.41 $14.21 $13.83
$13.77 $12.89  $14.07
--------------------------------------------------------------
----------------
Income (loss) from operations:
 Net investment income                0.66   0.68   0.69
0.70   0.74    0.71
 Net realized and unrealized gain
  (loss)                            (1.25)   0.31   0.39
0.11   0.87  (1.18)
--------------------------------------------------------------
----------------
Total income from operations        (0.59)   0.99   1.08
0.81   1.61  (0.47)
--------------------------------------------------------------
----------------
Less Distributions From:
 Net investment income              (0.69) (0.66) (0.66)
(0.71) (0.73)  (0.71)
 Net realized gains                 (0.23) (0.13) (0.04)
(0.04)     --      --
--------------------------------------------------------------
----------------
Total distributions                 (0.92) (0.79) (0.70)
(0.75) (0.73)  (0.71)
--------------------------------------------------------------
----------------
Net Asset Value, End of Period     $ 12.90 $14.41 $14.21
$13.83 $13.77  $12.89
--------------------------------------------------------------
----------------
Total Return                       (4.34)%  7.20%  8.04%
6.09% 12.72% (3.38%)
--------------------------------------------------------------
----------------
Net Assets, End of Period
 (millions)                            $75    $94   $104
$119   $119    $112
--------------------------------------------------------------
----------------
Ratio of expenses to average net
 assets                              0.95%  1.01%  0.98%
1.05%  0.96%   0.99%
--------------------------------------------------------------
----------------
Ratio of net investment income to
 average net assets                  4.77%  4.77%  4.93%
5.13%  5.58%   5.27%
--------------------------------------------------------------
----------------
Portfolio Turnover                     38%    28%    50%
80%    49%      4%
--------------------------------------------------------------
----------------

(1) Net investment income (loss) has been calculated using the monthly average shares method.

* Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
  Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
  Van Kampen American Capital Asset Management as the Fund
Manager.

                                        Class A Shares
Class B Shares
                       ---------------------------------------
--------- ------------------------------------------------
                        Year Ended  Year Ended  Year Ended
Period Ended  Year Ended  Year Ended  Year Ended Period Ended
                       October 31, October 31, October 31,
October 31, October 31, October 31, October 31,  October 31,
                           1999(1)       1998*        1997
1996(3)     1999(1)       1998*        1997      1996(3)
--------------------------------------------------------------
----------------------------------------------------------
Net Asset Value,
 Beginning of Period        $14.41      $14.21      $13.83
$13.78      $14.39      $14.20      $13.82       $13.78
--------------------------------------------------------------
----------------------------------------------------------
Income (loss) from
 operations:
 Net investment income        0.63        0.62        0.65
0.11        0.52        0.51        0.54         0.09
 Net realized and
  unrealized gain
  (loss)                    (1.26)        0.34        0.40
0.04      (1.25)        0.33        0.40         0.04
--------------------------------------------------------------
----------------------------------------------------------
Total income (loss)
 from operations            (0.63)        0.96        1.05
0.15      (0.73)        0.84        0.94         0.13
--------------------------------------------------------------
----------------------------------------------------------
Less Distributions
 From:
 Net investments
  income                    (0.65)      (0.63)      (0.63)
(0.10)      (0.55)      (0.52)      (0.52)       (0.09)
 Net realized gains         (0.23)      (0.13)      (0.04)
--      (0.23)      (0.13)      (0.04)           --
--------------------------------------------------------------
----------------------------------------------------------
Total distributions         (0.88)      (0.76)      (0.67)
(0.10)      (0.78)      (0.65)      (0.56)       (0.09)
--------------------------------------------------------------
----------------------------------------------------------
Net Asset Value, End
 of Period                  $12.90      $14.41      $14.21
$13.83      $12.88      $14.39      $14.20       $13.82
--------------------------------------------------------------
----------------------------------------------------------
Total Return               (4.58)%       6.93%       7.77%
1.12%(2)     (5.30)%       6.10%       6.98%     0.93%(2)
--------------------------------------------------------------
----------------------------------------------------------
Net Assets, End of
 Period (millions)             $34         $16          $9
$2          $8          $6          $3           $1
--------------------------------------------------------------
----------------------------------------------------------
Ratio of expenses to
 average net assets          1.18%       1.23%       1.19%
1.30%+       1.93%       1.95%       1.94%       2.05%+
--------------------------------------------------------------
----------------------------------------------------------
Ratio of net
 investment income to
 average net assets          4.54%       4.44%       4.79%
4.82%+       3.79%       3.67%       4.04%       4.06%+
--------------------------------------------------------------
----------------------------------------------------------
Portfolio Turnover             38%         28%         50%
80%         38%         28%         50%       80%(2)
--------------------------------------------------------------
----------------------------------------------------------

(1) Net investment income (loss) has been calculated using the monthly average shares method.

(2) Total return is not annualized, as it may not be representative of the total return for the year.

(3) Class A and Class B shares commenced distribution on August 18, 1996.

+ Annualized.

* Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
  Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
  Van Kampen American Capital Asset Management as the Fund
Manager.

 The Concert Investment Series Prospectus

The Concert Investment Series(R)

                                     Growth and Income Fund
Small Cap Fund

International Equity Fund            Government Fund

Mid Cap Fund                         Municipal Bond Fund

Growth Fund

--------------------------------------------------------------
------------------
Additional Information about the
Funds

Shareholder Reports.
Annual and semiannual reports to
shareholders provide additional
information about the funds' in-
vestments. These reports discuss
the market conditions and invest-
ment strategies that signifi-
cantly affected each fund's per-
formance during its last fiscal
year.

Statement of Additional Information.
The combined statement of addi-
tional information provides more
detailed information about each
fund. It is incorporated by ref-
erence into this combined pro-
spectus.

How to Obtain Additional
Information.

 . You may obtain shareholder re-
  ports and the statement of ad-
  ditional information without
  charge, by contacting PFS
  Shareholder Services, by call-
  ing 1-800-544-5445 or writing
  the funds at 3100 Breckinridge
  Blvd., Bldg. 200, Duluth, Geor-
  gia 30099-0062

 . Information about the Funds
  (including the SAI) can be re-
  viewed and copied at the Secu-
  rities and Exchange Commis-
  sion's ("Commission") Public
  Reference Room in Washington,
  D.C. In addition, information
  on the operation of the Public
  Reference Room may be obtained
  by calling the Commission at 1-
  202-942-8090. Reports and other
  information about the Fund are
  available on the EDGAR Database
  on the Commission's Internet
  site at http://www.sec.gov.
  Copies of this information may
  be obtained for a duplicating
  fee by electronic request at
  the following E-mail address:
  publicinfo@sec.gov, or by writ-
  ing the Commission's Public
  Reference Section, Washington,
  D.C. 20549-0102.

If someone provides you with information about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(Investment Company Act file no. 811-05018)

SB-1G 2.00
   the Concert
-------------------
Investment Series(R)

Prospectus



February 28, 2000

Class A Shares and Class B Shares





Small Cap Fund

International Equity Fund

Mid Cap Fund

Growth Fund

Growth and Income Fund

Government Fund

Municipal Bond Fund


[GRAPHIC]


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.
Any statement to the contrary is a crime.



--------------------------------------------------------------
------------
INVESTMENT PRODUCT: NOT FDIC INSURED * NO BANK GUARANTEE * MAY
LOSE VALUE
--------------------------------------------------------------
------------

Contents

Investments, risks and performance:
--------------------------------------------------
 Small Cap Fund                                  2
--------------------------------------------------
 International Equity Fund                       4
--------------------------------------------------
 Mid Cap Fund                                    6
--------------------------------------------------
 Growth Fund                                     8
--------------------------------------------------
 Growth and Income Fund                         10
--------------------------------------------------
 Government Fund                                12
--------------------------------------------------
 Municipal Bond Fund                            14
--------------------------------------------------
More on the Funds' Investments                  16
--------------------------------------------------

Management                                      17
--------------------------------------------------

Choosing a Share Class to Buy                   18
--------------------------------------------------

Sales Charges:
--------------------------------------------------
 Class A Sales Charge                           19
--------------------------------------------------
 Class B Sales Charge                           20
--------------------------------------------------

Buying Shares and Exchanging Shares             21
--------------------------------------------------

Redeeming Shares                                22
--------------------------------------------------

Other Things to Know about Share Transactions   23
--------------------------------------------------

Dividends, Distributions and Taxes              24
--------------------------------------------------

Financial Highlights                            25
--------------------------------------------------

About the manager

The funds' investment manager is SSB Citi Fund Management LLC, an affiliate of
Salomon Smith Barney Inc. The manager selects the funds' investments and oversees their operations. The manager and Salomon Smith Barney are subsidiar-ies of Citigroup Inc. Citigroup businesses provide a broad range of financial services.

About mutual fund risks

An investment in any of the funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency and may lose value.

 The Concert Investment Series Prospectus

Small Cap Fund

Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests in common stocks of small sized companies considered by the manager to be "emerging growth" companies. These are primarily domestic compa-nies, in the early stages of their life cycles, characterized by relatively high earnings growth. The manager selects investments from among companies that have market capitalizations in the lowest 20% of all publicly traded U.S.
companies.

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading invest-ments among many industries and sectors. The manager uses quantitative analysis to identify individual companies that it believes offer exceptionally high prospects for growth. The manager purchases these companies' stocks when it be-lieves they are reasonably priced. This style of stock selection is commonly known as "growth at a reasonable price." Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors, such as interest rate changes. The manager selects investments for their potential capital ap-preciation; any ordinary income is incidental. In selecting individual compa-nies for investment, the manager looks for:

 . Above average earnings growth

 . A pattern of reported earnings that exceed market expectations

 . Rising earnings estimates over the next several quarters

 . High relative return on invested capital

 . Reasonable price/earnings multiple

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Small cap companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect

 . A particular product or service developed by a small cap company is unsuc-
  cessful, the company does not meet earnings expectations or other events de-
  press the value of the company's stock

Compared to large, established companies, small cap companies are more likely to have limited product lines, limited capital resources and less experienced management. In addition, securities of small cap companies are more likely to:

 . Experience sharper swings in market value

 . Be harder to sell at times and prices the manager believes appropriate

 . Offer greater potential for gains and losses

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of small cap companies

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of investing in the stock market and the spe-
  cial risks of investing in emerging growth companies with limited track rec-
  ords

 The Concert Investment Series Prospectus

                                         Small Cap Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class A shares for each of the past 4 calendar years.
Class B shares would have different performance due to their different ex-penses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 25.10% in 4th quarter 1998;
Lowest: (20.66)% in 3rd
quarter 1998

The performance information in the bar chart does not reflect sales charges, which would reduce your return.

                                 [BAR CHART]

                  Percentage Total Returns for Class A shares

                                96      15.17%
                                97      20.87%
                                98       8.43%
                                99      41.22%

                       Calendar years ended December 31


Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods ended
December 31,
               1999
                  --------------------------------------------
---------------------

Since Inception
               Class                           1 Year
February 21, 1995
                  --------------------------------------------
---------------------
               A                               34.18%
23.00%
                  --------------------------------------------
---------------------
               B                               35.17%
23.28%
                  --------------------------------------------
---------------------
               Russell 2000 Stock Index        21.26%
16.61%*
                  --------------------------------------------
---------------------

This table in-
dicates the
risks of
investing in
the fund by
comparing the
average annual
total return of
each class for
the periods
shown to that
of the Russell
2000 Stock In-
dex, an unman-
aged index of
smaller capi-
talization
stocks.
                  * The index comparison begins on 2/28/95.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
               investment)
Class A Class B
                  --------------------------------------------
-------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)
5.00%    None
                  --------------------------------------------
-------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
               purchase or redemption)
None*   5.00%
                  --------------------------------------------
-------------
               Annual fund operating expenses (paid by the
               fund as % of net assets)
                  --------------------------------------------
-------------
               Management fee
0.65%   0.65%
                  --------------------------------------------
-------------
               Distribution and service (12b-1) fee
0.25%   1.00%
                  --------------------------------------------
-------------
               Other expenses
0.65%   0.66%
                  --------------------------------------------
-------------
               Total annual fund operating expenses
1.55%   2.31%
                  --------------------------------------------
-------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge) but
                    if you redeem those shares within 12
months of purchase
                    you will pay a deferred sales charge of
1.00%.

Example
--------------------------------------------------------------
------------------

               Number of years you own your
               shares*                          1 Year 3 Years
5 Years 10 Years
                  --------------------------------------------
-----------------
               Class A (with or without
                redemption)                       $650  $  965
$1,302   $2,253
                  --------------------------------------------
-----------------
               Class B (assuming redemption at
                end of period)                    $734  $1,021
$1,335   $2,456
                  --------------------------------------------
-----------------
               Class B (assuming no
                redemption)                       $234  $  721
$1,235   $2,456
                  --------------------------------------------
-----------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

International Equity Fund

Investment objective

The fund seeks total return on its assets from growth of capital and income.

Key investments

The fund invests principally in a diversified portfolio of equity securities of established non-U.S. issuers.

How the manager selects the fund's investments

By spreading the fund's investments across many international markets, the man-ager seeks to reduce volatility compared to investing in a single region. Un-like global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries, which can help to reduce risk.
While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid-size or small market capitalizations and may operate in any market sector. In selecting individual companies for in-vestment, the manager looks for:

 . Above average earnings growth

 . High relative return on invested capital

 . Experienced and effective management

 . Effective research, product development and marketing

 . Competitive advantages

 . Strong financial condition or stable or improving credit quality

Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets (including emerging markets) and types of issuers may vary. In allocating assets among countries and re-gions, the manager evaluates:

 . Economic stability and favorable prospects for economic growth

 . Low or decelerating inflation, creating a favorable environment for securi-
  ties markets

 . Stable governments with policies that encourage economic growth, equity in-
  vestment and development of securities markets

 . Currency stability

 . The range of individual investment opportunities

Principal risks of investing in the fund

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S.

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Foreign securities prices decline

 . Adverse governmental action or political, economic or market instability af-
  fects a foreign country or region

 . The currency in which a security is priced declines in value relative to the
  U.S. dollar

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular security proves to be incorrect

In some foreign countries, there is also less information available about for-eign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater for emerging markets. In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began in 1999. There are significant po-litical and economic risks associated with EMU, which may increase the volatil-ity of the fund's European securities and present valuation problems.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term total return potential of inter-
  national markets

 . Currently have exposure to U.S. stock markets and wish to diversify your in-
  vestment portfolio by adding non-U.S. stocks that may not move in tandem with
  U.S. stocks

 . Are willing to accept the risks of investing in the stock market and the spe-
  cial risks of investing in foreign securities, including emerging market se-
  curities

 The Concert Investment Series Prospectus

                                   International Equity Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class A shares for each of the past 4 calendar years.
Class B shares would have different performance due to their different ex-penses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly Returns: Highest: 77.26% in 4th quarter 1999;
Lowest: (20.43)% in 3rd
quarter 1998

The performance information in the chart does not reflect sales charges, which would reduce your return.

                                 [BAR CHART]

                    Percent Total Return for Class A shares

                                 96     17.59%
                                 97      5.10%
                                 98     22.47%
                                 99    130.79%

                       Calendar years ended December 31


Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods ended
December 31,
               1999
                  --------------------------------------------
-------------------------

Since Inception
               Class                       1 Year
February 21, 1995
                  --------------------------------------------
-------------------------
               A                          119.27%
33.45%
                  --------------------------------------------
-------------------------
               B                          124.17%
33.82%
                  --------------------------------------------
-------------------------
               MSCI EAFE Index             29.96%
14.27%*
                  --------------------------------------------
-------------------------

This table in-
dicates the
risks of in-
vesting in the
fund by compar-
ing the average
annual total
return of each
class for the
periods shown
to that of the
Morgan Stanley
Capital Inter-
national EAFE
Index ("MSCI
EAFE" Index),
an unmanaged
index of
international
stocks.
                  * The index comparison begins on 2/28/95.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the
period, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
               investment)
Class A Class B
                  --------------------------------------------
-------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)
5.00%    None
                  --------------------------------------------
-------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
               purchase or redemption)
None*   5.00%
                  --------------------------------------------
-------------
               Annual fund operating expenses (paid by the
               fund as % of net assets)
                  --------------------------------------------
-------------
               Management fee
1.00%   1.00%
                  --------------------------------------------
-------------
               Distribution and service (12b-1) fee
0.25%   1.00%
                  --------------------------------------------
-------------
               Other expenses
0.83%   0.79%
                  --------------------------------------------
-------------
               Total annual fund operating expenses
2.08%   2.79%
                  --------------------------------------------
-------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge) but
                    if you redeem those shares within 12
months of purchase
                    you will pay a deferred sales charge of
1.00%.

Example
--------------------------------------------------------------
------------------

               Number of years you own your
               shares*                          1 Year 3 Years
5 Years 10 Years
                  --------------------------------------------
-----------------
               Class A (with or without
                redemption)                       $700  $1,119
$1,563   $2,790
                  --------------------------------------------
-----------------
               Class B (assuming redemption at
                end of period)                    $782  $1,165
$1,574   $2,949
                  --------------------------------------------
-----------------
               Class B (assuming no
                redemption)                       $282  $  865
$1,474   $2,949
                  --------------------------------------------
-----------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Mid Cap Fund

Investment objective

The fund seeks long-term growth of capital.

Key investments

The fund invests primarily in equity securities of medium sized companies, which are companies with market capitalizations within the range of capitaliza-tions of the companies included in the Standard & Poor's MidCap 400 Index at the time of investment. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into eq-uity securities and warrants and rights relating to equity securities. The fund also may invest up to 35% of its assets in equity securities of companies with market capitalizations smaller or larger than those of medium sized companies
(i.e., companies considered to be small or large capitalization companies), and up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

How the manager selects the fund's investments

The manager focuses on medium capitalization companies that exhibit either at-tractive growth characteristics or attractive value characteristics. The man-ager selects individual "growth" stocks for investment in two ways: by identi-fying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reason-able price" and offers investors style diversification within a single mutual fund. In selecting companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamen-tal characteristics. The manager's quantitative valuations determine whether and when the fund will purchase and sell stocks that it identifies through fun-damental research.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, because of the following:

 . U.S. stock markets go down, or perform poorly relative to other types of in-
  vestments

 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

 . Medium capitalization stocks fall out of favor with investors

 . The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in medium capitalization companies, an in-vestment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies.
Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they gener-ally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of the U.S.
  stock market

 . Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies

 . Are willing to accept the risks of investing in the stock market

 The Concert Investment Series Prospectus

                                                Mid Cap Fund,
continued

Performance
--------------------------------------------------------------
------------------

Because this fund commenced operations on March 15, 1999, the fund does not yet have a sufficient operating history to generate the performance information which other funds show in bar and table form in this location of the prospec-tus.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
               investment)
Class A Class B
                  --------------------------------------------
-------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)
5.00 %    None
                  --------------------------------------------
-------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
               purchase or redemption)
None*  5.00 %
                  --------------------------------------------
-------------
               Annual fund operating expenses (paid by the
               fund as % of net assets)
                  --------------------------------------------
-------------
               Management fee
0.75 %  0.75 %
                  --------------------------------------------
-------------
               Distribution and service (12b-1) fee
0.25 %  1.00 %
                  --------------------------------------------
-------------
               Other expenses
1.12 %  1.13 %
                  --------------------------------------------
-------------
               Total annual fund operating expenses
2.12 %  2.88 %
                  --------------------------------------------
-------------
               Management fee waiver/1/
(0.64)% (0.64)%
                  --------------------------------------------
-------------
               Net annual operating expenses
1.48 %  2.24 %
                  --------------------------------------------
-------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.


                  /1/Management has agreed to waive a portion of its manage-
                    ment fee for all classes. The actual
management fee was
                    0.11% and is currently in effect.
Management may discon-
                    tinue or modify this management fee waiver without the ap-
                    proval of the fund's trustees.

Example
--------------------------------------------------------------
------------------

               Number of years you own your
               shares*                          1 Year 3 Years
5 Years 10 Years
                  --------------------------------------------
-----------------
               Class A (with or without
                redemption)                       $704  $1,131
$1,582   $2,763
                  --------------------------------------------
-----------------
               Class B (assuming redemption at
                end of period)                    $791  $1,192
$1,618   $3,204
                  --------------------------------------------
-----------------
               Class B (assuming no
                redemption)                       $291  $  892
$1,518   $3,204
                  --------------------------------------------
-----------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:

                  . You invest $10,000 for the period shown

                  . You reinvest all distributions and
dividends without a
                    sales charge

                  . The fund's operating expenses remain the same

                  . Your investment has a 5% return each year

                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Growth Fund

Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests principally in U.S. common stocks and other equity securities, typically of established companies with large market capitalizations.

How the manager selects the fund's investments

The manager uses a "bottom-up" strategy, primarily focusing on individual secu-rity selection, with less emphasis on industry and sector allocation. The man-ager selects investments for their capital appreciation; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fun-damental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect

 . The company does not meet earnings expectations or other events depress the value of the company's stock

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also in-creases transaction costs, which could detract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are an aggressive investor seeking to participate in the long term growth po-
  tential of the stock market

 . Are willing to accept the risks of investing in common stocks

 The Concert Investment Series Prospectus

                                                 Growth Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class A shares for each of the past 3 calendar years.
Class B shares would have different performance due to their different ex-penses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 23.38% in 4th quarter 1998;
Lowest: (11.70)% in 3rd
quarter 1998

The performance information in the chart does not reflect sales charges, which would reduce your return.

                                  [BAR CHART]

                    Percent Total Return for Class A shares

                                97      27.35%
                                98      28.15%
                                99      27.74%

                       Calendar years ended December 31


Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods ended
December 31,
               1999
                  --------------------------------------------
-----------------------------

Since Inception
               Class                       1 Year
August 18, 1996
                  --------------------------------------------
-----------------------------
               A                           22.29%
27.15%
                  --------------------------------------------
-----------------------------
               B                           22.74%
27.81%
                  --------------------------------------------
-----------------------------
               S&P 500 Index               21.03%
17.23%*
                  --------------------------------------------
-----------------------------

This table in-
dicates the
risks of
investing in
the fund by
comparing the
average annual
total return of
each class for
the periods
shown to that
of the Standard
& Poor's 500
Index, an un-
managed index
of common
stocks.
                  *The index comparison begins on 8/31/96.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
               investment)
Class A Class B
                  --------------------------------------------
-------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)
5.00%    None
                  --------------------------------------------
-------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
               purchase or redemption)
None*   5.00%
                  --------------------------------------------
-------------
               Annual fund operating expenses (paid by the
               fund as % of net assets)
                  --------------------------------------------
-------------
               Management fee
0.65%   0.65%
                  --------------------------------------------
-------------
               Distribution and service (12b-1) fee
0.25%   1.00%
                  --------------------------------------------
-------------
               Other expenses
0.11%   0.11%
                  --------------------------------------------
-------------
               Total annual fund operating expenses
1.01%   1.76%
                  --------------------------------------------
-------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.

Example
--------------------------------------------------------------
------------------

               Number of years you own your
               shares*                          1 Year 3 Years
5 Years 10 Years
                  --------------------------------------------
-----------------
               Class A (with or without
                redemption)                       $598    $805
$1,030   $1,674
                  --------------------------------------------
-----------------
               Class B (assuming redemption at
                end of period)                    $679    $854
$1,054   $1,875
                  --------------------------------------------
-----------------
               Class B (assuming no
                redemption)                       $179    $554
$  954   $1,875
                  --------------------------------------------
-----------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Growth and Income Fund

Investment objective

The fund seeks reasonable growth and income.

Key investments

The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income.
However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capi-talizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price."

First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative factors include:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

Then, the manager uses fundamental qualitative research to verify these equity securities' growth potential. Qualitative factors include:

 . Management with established track records, or favorable changes in current management

 . Improvement in a company's competitive position

 . Positive changes in corporate strategy

These quantitative and qualitative factors, as well as the expected dividends and income, influence the fund's purchases and sales of securities.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . Companies in which the fund invests suffer unexpected losses or lower than expected earnings

 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

 . The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are consid-
  ered speculative because they have a higher risk of issuer default, are sub-
  ject to greater price volatility and may be illiquid

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also in-creases transaction costs, which could detract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking reasonable long term growth and current income

 . Are willing to accept the risks of investing in the stock market

 The Concert Investment Series Prospectus

                                      Growth and Income Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class A shares for each of the past 3 calendar years.
Class B shares would have different performance due to their different ex-penses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 19.44% in 4th quarter 1998;
Lowest: (12.38)% in 3rd
quarter 1998

The performance information in the chart does not reflect sales charges, which would reduce your return.

                                  [BAR CHART]

                    Percent Total Return for Class A shares

                                97      24.18%
                                98      19.03%
                                99      16.24%

                       Calendar years ended December 31



Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods
               ended December 31, 1999
                  ----------------------------------------
                                       Since Inception
               Class           1 Year  August 18, 1996
                  ----------------------------------------
               A               10.60%           20.32%
                  ----------------------------------------
               B               10.67%           20.85%
                  ----------------------------------------
               S&P 500 Index   21.03%          17.23%*
                  ----------------------------------------

This table in-
dicates the
risks of
investing in
the fund by
comparing the
average annual
total return of
each class for
the periods
shown to that
of the Standard
& Poor's 500
Index, an un-
managed index
of common
stocks.
                  *The index comparison begins on 8/31/96.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
               investment)
Class A Class B
                  --------------------------------------------
-------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)
5.00%    None
                  --------------------------------------------
-------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
               purchase or redemption)
None*   5.00%
                  --------------------------------------------
-------------
               Annual fund operating expenses (paid by the
               fund as % of net assets)
                  --------------------------------------------
-------------
               Management fee
0.65%   0.65%
                  --------------------------------------------
-------------
               Distribution and service (12b-1) fee
0.25%   1.00%
                  --------------------------------------------
-------------
               Other expenses
0.22%   0.22%
                  --------------------------------------------
-------------
               Total annual fund operating expenses
1.12%   1.87%
                  --------------------------------------------
-------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.


Example
--------------------------------------------------------------
------------------

               Number of years you own your
               shares*                          1 Year 3 Years
5 Years 10 Years
                  --------------------------------------------
-----------------
               Class A (with or without
                redemption)                       $608    $838
$1,086   $1,795
                  --------------------------------------------
-----------------
               Class B (assuming redemption at
                end of period)                    $690    $888
$1,111   $1,995
                  --------------------------------------------
-----------------
               Class B (assuming no
                redemption)                       $190    $588
$1,011   $1,995
                  --------------------------------------------
-----------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Government Fund

Investment objective

The fund seeks high current return consistent with preservation of capital.

Key investments

The fund invests primarily in government debt issued or guaranteed by the U.S.
government, its agencies or instrumentalities. These securities include U.S.
Treasury securities, mortgage-related and asset-backed securities. Some govern-ment guaranteed mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself.

In order to hedge against changes in interest rates, the fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

How the manager selects the fund's investments

The manager focuses on identifying undervalued sectors and securities. Specifi-cally, the manager:

 . Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

 . Uses research to uncover inefficient sectors of the government and mortgage markets and adjusts portfolio positions to take advantage of new information

 . Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that bal-
  ance potential return and risk

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Interest rates increase, causing the prices of fixed income securities to de-
  cline and reducing the value of the fund's portfolio

 . Prepayment risk (or call risk). As interest rates decline, the issuers of se-
  curities held by the fund may prepay principal earlier than scheduled, forc-
  ing the fund to reinvest in lower yielding securities

 . Extension risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

 . The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

 . Changes in interest rates or the value of securities cause the value of op-
  tions or futures contracts held by the fund to decline, resulting in dispro-
  portionate losses to the fund's portfolio

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking income consistent with preservation of capital

 . Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

 The Concert Investment Series Prospectus

                                             Government Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class A shares for each of the past 3 calendar years.
Class B shares would have different performance due to their different ex-penses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 3.57% in 2nd quarter 1997; Lowest:
(2.13)% in 1st
quarter 1999.

The performance information in the chart does not reflect sales charges, which would reduce your return.

                                  [BAR CHART]

                    Percent Total Return for Class A shares

                                97       9.46%
                                98       5.97%
                                99      -5.15%

                       Calendar years ended December 31


Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods ended
December 31,
               1999
                  --------------------------------------------
-------------------

Since Inception
               Class                                 1 Year
August 8, 1996
                  --------------------------------------------
-------------------
               A                                    (9.42)%
2.52%
                  --------------------------------------------
-------------------
               B                                    (9.77)%
2.69%
                  --------------------------------------------
-------------------
               Lehman Brothers Government Index     (2.23)%
6.45%*
                  --------------------------------------------
-------------------

This table in-
dicates the
risks of in-
vesting in the
fund by compar-
ing the average
annual total
return of each
class for the
periods shown
to that of the
Lehman Brothers
Government In-
dex, an unman-
aged index of
U.S. government
securities.

                  * The index comparison begins on 8/31/96.

This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
               investment)
Class A Class B
                  --------------------------------------------
-------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)
4.50%    None
                  --------------------------------------------
-------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
               purchase or redemption)
None*   4.50%
                  --------------------------------------------
-------------
               Annual fund operating expenses (paid by the
               fund as % of net assets)
                  --------------------------------------------
-------------
               Management fee
0.60%   0.60%
                  --------------------------------------------
-------------
               Distribution and service (12b-1) fee
0.25%   1.00%
                  --------------------------------------------
-------------
               Other expenses
0.40%   0.34%
                  --------------------------------------------
-------------
               Total annual fund operating expenses
1.25%   1.94%
                  --------------------------------------------
-------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.


Example
--------------------------------------------------------------
------------------

               Number of years you own your
               shares*                          1 Year 3 Years
5 Years 10 Years
                  --------------------------------------------
-----------------
               Class A (with or without
                redemption)                       $572    $829
$1,105   $1,893
                  --------------------------------------------
-----------------
               Class B (assuming redemption at
                end of period)                    $647    $909
$1,147   $2,085
                  --------------------------------------------
-----------------
               Class B (assuming no
                redemption)                       $197    $609
$1,047   $2,085
                  --------------------------------------------
-----------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

Municipal Bond Fund

Investment objective

The fund seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital.

Key investments

The fund invests in a diversified portfolio consisting principally of tax ex-empt municipal bonds, which are obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Tax exempt means that the bonds pay interest that is excluded from gross income for fed-eral income tax purposes.

The fund invests principally in municipal bonds rated at the time of purchase within the three highest grades by nationally recognized bond rating services, or, if unrated, of equivalent quality. The fund may also invest up to 25% in lower rated municipal bonds that have speculative characteristics.

How the manager selects the fund's investments

The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that it believes will benefit from changes in relative interest rates. In selecting individual secu-rities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors and to exploit inefficiencies in the municipal bond market

 . Actively trades among various sectors, such as insured, general obligation, revenue and housing, based on their apparent relative values

 . Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

 . Considers a security's maturity in light of the outlook for the issuer and its sector

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Interest rates rise, causing the value of the fund's portfolio generally to decline

 . Municipal bonds fall out of favor with investors

 . Unfavorable legislation affects the tax-exempt status of municipal bonds

 . The manager's judgment about the attractiveness, value or income potential of a particular bond proves to be incorrect

 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds, which are considered speculative be-
  cause they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid

It is possible that some of the fund's income and gains may be subject to federal taxation. The fund may realize taxable gains on the sale of its securities. In addition, distributions of the fund's income and gains will be subject to state taxation.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are in a high tax bracket and seeking income that is exempt from federal tax-
  ation

 . Currently have exposure to equity securities and taxable fixed income securi-
  ties and wish to broaden your investment portfolio

 . Are willing to accept the risks of investing in municipal bonds, including interest rate risk and credit risk

 The Concert Investment Series Prospectus

                                         Municipal Bond Fund,
continued

Risk return bar chart
--------------------------------------------------------------
------------------

This bar chart indicates the risks of investing in the fund by showing the per-formance of the fund's Class A shares for each of the past 3 calendar years.
Class B shares would have different performance due to their different ex-penses.

Past performance does not necessarily indicate how the fund will perform in the future.

Quarterly returns: Highest: 3.29% in 2nd quarter 1997; Lowest:
(2.33)% in 2nd
quarter 1999

The performance information in the chart does not reflect sales charges, which would reduce your return.
[BAR CHART]

                    Percent Total Return for Class A shares

                             97              8.77%
                             98              5.14%
                             99             -4.89%

                       Calendar years ended December 31

Risk return table
--------------------------------------------------------------
------------------

               Average annual total returns for periods ended
December 31,
               1999
                  --------------------------------------------
-------------------------

Since Inception
               Class                           1 Year
August 18, 1996
                  --------------------------------------------
-------------------------
               A                              (9.20)%
1.82%
                  --------------------------------------------
-------------------------
               B                              (9.63)%
1.93%
                  --------------------------------------------
-------------------------
               Lehman Brothers
               Municipal Bond Index           (2.06)%
5.21%*
                  --------------------------------------------
-------------------------

This table in-
dicates the
risks of in-
vesting in the
fund by compar-
ing the average
annual total
return of each
class for the
periods shown
to that of the
Lehman Brothers
Municipal Bond
Index, an un-
managed index
of municipal
bonds.

                  * The index comparison begins on 8/31/96.
This table as-
sumes the impo-
sition of the
maximum sales
charge applica-
ble to the
class, the re-
demption of
shares at the
end of the pe-
riod, and the
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
               investment)
Class A Class B
                  --------------------------------------------
-------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)
4.50%    None
                  --------------------------------------------
-------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
               purchase or redemption)
None*   4.50%
                  --------------------------------------------
-------------
               Annual fund operating expenses (paid by the
               fund as % of net assets)
                  --------------------------------------------
-------------
               Management fee
0.60%   0.60%
                  --------------------------------------------
-------------
               Distribution and service (12b-1) fee
0.25%   1.00%
                  --------------------------------------------
-------------
               Other expenses
0.33%   0.33%
                  --------------------------------------------
-------------
               Total annual fund operating expenses
1.18%   1.93%
                  --------------------------------------------
-------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
fund.

                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial
sales charge)but if
                    you redeem those shares within 12 months of purchase you
                    will pay a deferred sales charge of 1.00%.


Example
--------------------------------------------------------------
------------------

               Number of years you own your
               shares*                          1 Year 3 Years
5 Years 10 Years
                  --------------------------------------------
-----------------
               Class A                            $565    $808
$1,070   $1,817
                  --------------------------------------------
-----------------
               Class B (Assuming redemption at
                end of period)                    $646    $906
$1,142   $2,059
                  --------------------------------------------
-----------------
               Class B (Assuming no
                redemption)                       $196    $606
$1,042   $2,059
                  --------------------------------------------
-----------------

This example
helps you com-
pare the costs
of investing in
the fund with
those of other
mutual funds.
Your actual
costs may be
higher or low-
er.
                  * The example assumes:
                  . You invest $10,000 for the period shown
                  . You reinvest all distributions and
dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Your investment has a 5% return each year
                  . Conversion of Class B shares to Class A shares after 8
                    years

 The Concert Investment Series Prospectus

More on the Funds' Investments

Equity securities

Equity securities include exchange traded and over-the-counter common and pre-ferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Securities of foreign issuers
all funds except Government Fund and Municipal Bond Fund

International Equity Fund invests at least 65% of its assets in equity securi-ties of foreign issuers, including those in emerging market countries. Small
Cap Fund, Growth Fund and Growth and Income Fund may invest up to 20% of their assets, and Mid Cap Fund up to 25% of its assets, in foreign securities, in-cluding those of issuers in emerging market countries.

Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Since each fund may invest in securities denomi-nated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets. Emerging market investments offer the potential for signifi-cant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and gov-ernment actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Derivative transactions
All Funds

The funds may, but need not, use derivative contracts, such as futures and op-tions on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates

 . As a substitute for buying or selling securities

 . To enhance a fund's return

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure.
Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Deriva-tives can also make a fund less liquid and harder to value, especially in de-clining markets.

Temporary defensive investments
All Funds

Each of the funds may depart from its principal investment strategies in re-sponse to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securi-ties. If the fund takes a temporary defensive position, it may be unable to achieve its investment objective.

Special restrictions
All Funds Except International Equity Fund and Mid Cap Fund

Each fund, except International Equity Fund and Mid Cap Fund, will not purchase any securities issued by a company primarily engaged in the manufacture of al-cohol or tobacco.

Goals/Policies
All Funds

Each fund's goal and investment policies generally may be changed by the trustees without shareholder approval.

 The Concert Investment Series Prospectus

Management

The Concert Investment Series offers a family of fund choices to help meet the varying needs of investors. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

The portfolio managers

The portfolio managers are primarily responsible for the day-to-day operation of the funds indicated below. The table also shows the business experience of each portfolio manager.

                      Portfolio
 Fund                 Manager(s)      Since Past 5 Years'
Business Experience
--------------------------------------------------------------
-------------------------
 Small Cap            Sandip Bhagat   1997  investment officer
of the manager and pres-
                                            ident of
                                            Travelers
Investment Management Company, an
                                            affiliate of the
manager
--------------------------------------------------------------
-------------------------
 International Equity Jeffrey Russell 1997  investment officer of the manager and man-
                                            aging director of
Salomon Smith Barney
                      James Conheady  1997  investment officer
of the manager and man-
                                            aging director of
Salomon Smith Barney
--------------------------------------------------------------
-------------------------
 Mid Cap              Larry Weissman  1997  investment officer
of the manager and man-
  Growth                              1999  aging director of
Salomon Smith Barney
                                            since October,
1997; portfolio manager of
                                            Neuberger &
Berman, LLC, 1995-97; portfolio
                                            manager of College
Retirement Equities Fund
                                            prior thereto
--------------------------------------------------------------
-------------------------
 Growth and Income    R. Jay Gerken   1997  investment officer
of the manager and man-
                                            aging director of
Salomon Smith Barney
--------------------------------------------------------------
-------------------------
 Government           James E. Conroy 1997  investment officer
of the manager and man-
                                            aging director of
Salomon Smith Barney
--------------------------------------------------------------
-------------------------
 Municipal Bond       Joseph P. Deane 1997  investment officer
of the manager and man-
                                            aging director of
Salomon Smith Barney
--------------------------------------------------------------
-------------------------

Management fees

Management fees paid during the fiscal year ended october 31,
1999
(as % of average daily net assets)

     Small
       Cap  International Mid Cap  Growth  Growth and
Government Municipal
      Fund    Equity Fund    Fund    Fund Income Fund
Fund      Fund
--------------------------------------------------------------
------------
     0.65%      1.00%      0.11%  [0.65%]   [0.65%]     0.60%
0.60%
--------------------------------------------------------------
------------

Distributor

CFBDS, Inc. serves as the funds' distributor. Broker-dealers and financial institutions (called Service Agents) that have entered into a dealer agreement with the distributor sell shares of the funds to the public.


Distribution plans

The funds each have adopted Rule 12b-1 distribution plans for their Class A and
B shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and over time, may cost you more than other types of sales charges.

Year 2000 issue

As the year 2000 began, there were few problems caused by the inability of cer-tain computer systems to tell the difference between the year 2000 and the year
1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the funds' other service providers will be adversely affected, but Fund management will continue to mon-itor the situation. If malfunctions related to the Year 2000 issue do arise, the fund and its investments could be negatively affected.

 The Concert Investment Series Prospectus

Choosing a Share Class to Buy

Share classes
--------------------------------------------------------------
------------------

You can choose between Class A shares and Class B shares. The classes have dif-ferent sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should con-sider:

 .How much you plan to invest    .The expenses paid by each
class
 .How long you expect to own the shares
                                .Whether you qualify for any
reduction or
                                waiver of sales charges

Comparing classes
--------------------------------------------------------------
------------------
Your account representative may receive different compensation depending upon which class you choose.

 Key Features      Class A                   Class B
                                             . No initial
sales
                   .Initial sales charge       charge
                                             . Deferred sales
charge
                   . You may qualify for       declines over
time
                     reduction or waiver
                     of initial sales        . Convert to
Class A
                     charge over time          shares after
eight
                                               years
                                             . Higher annual
ex-
                   . Lower annual ex-          penses
                     penses
 Initial Sales Charge
                                             None
                   Up to 5%, reduced for
                   large purchases and
                   waived for certain
                   investors. No charge
                   for purchases of
                   $500,000 or more, or
                   for certain investors

 Deferred Sales Charge
                   None, except for pur-     Up to 5% charged
when
                   chases of $500,000 or     you redeem
shares. The
                   more -- 1% if you re-     charge is reduced
over
                   deem within 1 year of     time and there is
no
                   purchase                  deferred sales
charge
                                             after 6 years
 Annual 12b-1 Fees 0.25% of average          1% of average
daily net
                   daily net assets          assets
 Exchangeable Into
                   Class A shares of         Class B shares of
cer-
                   certain Concert brand     tain Concert
brand
                   funds and                 funds and
CitiFunds SM
                   CitiFunds SM Cash Re-     Cash Reserves

                   serves

 The Concert Investment Series Prospectus

Class A Sales Charge

Class A sales charge

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment in-creases to certain levels called breakpoints. You do not pay a sales charge on the funds' distributions or dividends that you reinvest in additional Class A shares.

To learn more about the accumulation privilege, letters of intent, additional waivers for certain investors and other options to reduce your sales charge, ask your Service Agent or consult the Statement of Additional
Information
(SAI).

--------------------------------------------------------------
------------------

                                      For Small Cap Fund,
                              International Equity Fund, Mid
Cap
                               Fund, Growth Fund and Growth
and                             For Municipal Bond Fund and
                                          Income Fund
Government Fund
--------------------------------------------------------------
-------------------------------------------------------------

Sales Charge as             Sales Charge as  Sales Charge as
                              Sales Charge as %
% of Net Amount               % of Offering  % of Net Amount
Amount of Investment          of Offering Price
Invested                       Price         Invested
--------------------------------------------------------------
-------------------------------------------------------------
Less than $25,000                                     5.00%
5.26%            4.50%            4.71%
--------------------------------------------------------------
-------------------------------------------------------------
$25,000 but less than
 $50,000                                              4.00
4.17             4.00             4.17
--------------------------------------------------------------
-------------------------------------------------------------
$50,000 but less than
 $100,000                                             3.50
3.63             3.50             3.63
--------------------------------------------------------------
-------------------------------------------------------------
$100,000 but less than
 $250,000                                             3.00
3.09             2.50             2.56
--------------------------------------------------------------
-------------------------------------------------------------
$250,000 but less than
 $500,000                                             2.00
2.04             1.50             1.52
--------------------------------------------------------------
-------------------------------------------------------------
$500,000 or more*                                      -0-
-0-              -0-              -0-
--------------------------------------------------------------
-------------------------------------------------------------

*You do not pay an initial sales charge when you buy $500,000 or more of Class
A shares. However, if you redeem these Class A shares within one year of pur-chase, you will pay a deferred sales charge of 1%.

Qualifying for reduced Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of
Concert brand funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege--lets you add the current value of Class A shares of the funds already owned by you or members of your immediate family (and for which you paid a sales charge) to the amount of your next purchase of Class A shares for purposes of calculating the sales charge. Certain trustees and fi-
  duciaries may be entitled to combine accounts in determining their sales charge.

 . Letter of intent--lets you purchase Class A shares of one or more funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, in-cluding:

 . Employees of members of the NASD

 . 403(b) or 401(k) retirement plans, if certain conditions are met

 . Investors who purchased through a financial professional with proceeds from a prior mutual fund redemption, if certain conditions are met

 . Investors who redeemed Class A shares of Concert brand funds in the past 60 days, if your financial professional is notified

 . Employees and retired employees of Citigroup and its affiliates, the distrib-
  utor and its affiliates, any Service Agent and its affiliates and certain other fund service providers (including immediate families of any of the foregoing)

 . Accounts for which a Citigroup affiliate performs investment advisory serv-
  ices or charges fees for acting as custodian.

 . Other waivers may apply. Please consult the SAI for a complete list.

 The Concert Investment Series Prospectus

Class B Sales Charge

Class B deferred sales charge

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge.

The deferred sales charge decreases as the number of years since your purchase increases.

If you want to learn more about additional deferred sales charges and waivers of deferred sales charges, contact your Service Agent or consult the SAI.

--------------------------------------------------------------
------------------

                                        Year After Purchase
--------------------------------------------------------------
-------------
Deferred Sales Charge for:     1st   2nd   3rd   4th   5th
6th through 8th
--------------------------------------------------------------
-------------
Government Fund and
 Municipal Fund               4.50% 4.00% 3.00% 2.00% 1.00%
-0-
--------------------------------------------------------------
-------------
All other funds               5.00% 4.00% 3.00% 2.00% 1.00%
-0-
--------------------------------------------------------------
-------------

Calculation of deferred sales charge

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation. In addition, you do not pay a de-ferred sales charge on shares exchanged for shares of another Concert brand fund or CitiFunds SM Cash Reserves, shares representing reinvested distribu-tions and dividends or shares no longer subject to the deferred sales charge.

Shares are redeemed in this order:

 . Shares that represent appreciation

 . Shares representing reinvested distributions and dividends

 . Shares that are not subject to the deferred sales charge

 . Class B shares held longest

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales and then the shares in your account that have been held the longest.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 . To make payments through certain systematic withdrawal plans

 . To make certain distributions from a retirement plan

 . For involuntary redemptions of small account balances

 . For 12 months following the death or disability of a shareholder

Other waivers may apply. Please consult the SAI for a complete list.

Class B conversion

After 8 years, Class B shares automatically convert into Class
A shares. This
helps you because Class A shares have lower annual expenses.
Your Class B
shares will convert to Class A shares as follows:

--------------------------------------------------------------
------------------

Shares
Issued at
Initial
Purchase
-------------------------
 .Eight years after the
date of purchase
Shares
Issued on
Reinvestment
of
Distribution
and
Dividends
-------------------------
 .In same proportion that
 the number of Class B
 shares converting is to
 total Class B shares
 you own (excluding
 shares issued as a
 dividend)
Shares
Issued upon
Exchange
from Another
Fund
-------------------------
 .On the date the shares
 originally acquired
 would have converted
 into Class A shares
-------------------------

 The Concert Investment Series Prospectus

Buying Shares and Exchanging Shares

How to buy shares

 . Shares of the funds may be purchased from the distributor or your Service
  Agent that has entered into a service agreement with the distributor concern-
  ing the funds. Please specify whether you are purchasing
Class A or Class B
  shares. If you fail to specify, Class A shares will be purchased for your ac-
  count.

 . Your Service Agent will not transmit your purchase order for fund shares un-
  til it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

 . If you are a customer of a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record.
If you wish to
  transfer your account, you may transfer it to another financial institution.

For more information, contact your Service Agent or consult the SAI.
Exchanges

You may exchange fund shares for shares of certain Concert brand funds or of
CitiFunds SM Cash Reserves. Shareholders exchanging into another fund should read that fund's prospectus describing the shares being acquired for more in-formation. An exchange is a taxable transaction.

 . You may place exchange orders through the transfer agent or, if you are a customer of a Service Agent, through your Service Agent. You may place ex-
  change orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information, including a prospectus for another Concert brand fund or for CitiFunds
SM Cash Reserves
  so that it may be acquired through an exchange.

 . You must meet the minimum investment amount for each fund.

 . Your fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

 . Your shares will not be subject to an initial sales charge at the time of the exchange. Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund that you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange again to a fund with a lower charge, the sales charge will not be reduced.

To learn more about the exchange privileges, contact your Service Agent or con-sult the SAI.

 The Concert Investment Series Prospectus

Redeeming Shares

How to redeem shares

 . You may sell (redeem) your shares on any business day. In all cases, your re-
  demption price is the net asset value next determined after your request is received in good order.

 . You may make redemption requests in writing through the transfer agent or, if you are a customer of a Service Agent, through your Service
Agent. If your
  account application permits, you may also make redemption requests by calling the transfer agent or, if you are a customer of a Service
Agent, your Service
  Agent. Your Service Agent is responsible for promptly submitting redemption requests to the transfer agent. You are responsible for making sure your re-
  demption request is in proper form.

 . The funds have an automatic redemption plan which allows you to automatically withdraw a specific dollar amount from your account on a regular basis. You must have at least $10,000 in your account to participate in this program.
  Under the plan, if your shares are subject to a deferred sales charge, you may only withdraw up to 10% of the value of your account in any year, but you will not be subject to a deferred sales charge on the shares withdrawn under the plan. For more information, please contact your Service
Agent.

 . If you own both Class A and Class B shares, and want to sell shares, you should specify which class of shares you wish to sell. If you fail to speci-
  fy, Class A shares will be redeemed first.

 The Concert Investment Series Prospectus

Other Things to Know about Share Transactions

Share price

You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares.
Each fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done at 4:00 p.m., Eastern time, or when regular trading closes on the Exchange, if earlier.

The funds generally value their securities based on market prices or quota-tions. The funds' currency conversions are done when the London stock exchange closes, which is 12 noon, Eastern time. When market prices or quotations are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value.
Fair value is determined in accordance with procedures approved by the funds' board. A fund that uses fair value to price securities may value those securi-ties higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent before the New York Stock Exchange closes.
If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your Service Agent and other members of the funds' selling group must transmit all orders to buy, exchange or redeem shares to the funds' transfer agent be-fore the transfer agent's close of business.

Important address

Manager:
              SSB Citi Fund Management LLC
              388 Greenwich Street, MF2
              New York, New York 10013

 The Concert Investment Series Prospectus

Dividends, Distributions and Taxes

Dividends and distributions

Annual distributions of income and capital gain normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

The funds normally pay dividends and distribute capital gains, if any, as fol-lows:

--------------------------------------------------------------
------------------

                                 Income               Capital
Distributions
                               Dividend                  Gain
Mostly
Fund                      Distributions         Distributions
From
--------------------------------------------------------------
---------------------
Small Cap                      Annually              Annually
Gain
--------------------------------------------------------------
---------------------
International Equity           Annually              Annually
Gain
--------------------------------------------------------------
---------------------
Mid Cap                        Annually              Annually
Gain
--------------------------------------------------------------
---------------------
Growth                         Annually              Annually
Gain
--------------------------------------------------------------
---------------------
Growth and Income             Quarterly              Annually
Both
--------------------------------------------------------------
---------------------
Government                      Monthly              Annually
Income
--------------------------------------------------------------
---------------------
Municipal Bond                  Monthly              Annually
Income
--------------------------------------------------------------
---------------------

The funds may pay additional distributions and dividends at other times if nec-essary for a fund to avoid a federal tax. Capital gains distributions and divi-dends are reinvested in additional fund shares of the same class that you hold.
You do not pay a sales charge on reinvested distributions or dividends. Alter-natively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

Taxes

In general, redeeming shares, exchanging shares and receiving distributions
(whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------
------------------

Transaction        Federal Income Tax Status
-------------------------------------------------
Redemption or      Usually capital gain or loss;
 exchange          long-term only if shares
 of shares         owned more than one year
-------------------------------------------------
Long-term capital  Long-term capital gain
 gain
 distributions
-------------------------------------------------
Short-term         Ordinary income
 capital gain
 distributions
-------------------------------------------------
Dividends          Ordinary income (for all funds
                   except Municipal Bond
                   Fund)*
-------------------------------------------------

* Municipal Bond Fund intends to distribute the interest it earns on tax-exempt municipal bonds as "exempt-interest" dividends, which are excludable from gross income for federal income tax purposes but may be subject to state and local income tax. Its distributions from other sources, if any, would be taxable as described above.


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a long-term capital gain distri-bution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the funds will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide a fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends (other than ex-empt-interest dividends), and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in a fund and your receipt of divi-dends, distributions or redemption proceeds.

 The Concert Investment Series Prospectus

Financial Highlights

                  For a Share of Beneficial Interest
The financial     Outstanding Throughout Each Year:
highlights ta-
bles are in-
tended to help
you understand
the performance
of the Class A
and Class B
shares for the
past five years
(or since in-
ception if less
than five
years). Certain
information re-
flects finan-
cial results
for a single
share. Total
returns repre-
sent the rate
that a share-
holder would
have earned (or
lost) on a fund
share assuming
reinvestment of
all dividends
and distribu-
tions. The in-
formation in
the following
tables was au-
dited by Ernst
& Young LLP,
independent au-
ditors, whose
report, along
with the fund's
financial
statements is
included in the
annual report
(available upon
request).

                  Small Cap Fund
                  --------------------------------------------
-----------------

               Class A Shares
February 21, 1995
                                          Year Ended  Year
Ended  Year Ended  Year Ended       (Commencement of
                                         October 31, October
31, October 31, October 31, Investment Operations)
                                             1999(1)
1998*       1997        1996 to October 31, 1995(1)
                  --------------------------------------------
-------------------------------------------------
               Net Asset Value,
                Beginning of Period           $20.15
$22.08      $18.57      $15.12                 $11.81
                  --------------------------------------------
-------------------------------------------------
               Income (loss) from
                operations
                Net investment loss           (0.20)
(0.17)      (0.15)      (0.18)                 (0.24)
                Net realized and
                 unrealized gain                6.66
(1.55)        3.66        3.63                   3.55
                  --------------------------------------------
-------------------------------------------------
               Total income from
                operations                      6.46
(1.72)        3.51        3.45                   3.31
                  --------------------------------------------
-------------------------------------------------
               Less Distributions From:
                Net investment income             --
--          --          --                     --
                Net realized gain             (1.53)
(0.21)          --          --                     --
                  --------------------------------------------
-------------------------------------------------
               Total Distributions            (1.53)
(0.21)          --          --                     --
                  --------------------------------------------
-------------------------------------------------
               Net Asset Value, End of
                Period                        $25.08
$20.15      $22.08      $18.57                 $15.12
                  --------------------------------------------
-------------------------------------------------
               Total Return                   33.02%
(7.81)%      18.90%      22.82%              28.11%(2)
                  --------------------------------------------
-------------------------------------------------
               Net Assets, End of
                Period (millions)               $138
$108        $101         $52                    $16
                  --------------------------------------------
-------------------------------------------------
               Ratio of expenses to
                average net assets*            1.55%
1.43%       1.69%       2.21%                 2.75%+
                  --------------------------------------------
-------------------------------------------------
               Ratio of net investment
                loss to average net
                assets*                      (0.88)%
(0.80)%     (0.92)%     (1.52)%                (1.65)+
                  --------------------------------------------
-------------------------------------------------
               Portfolio Turnover               115%
80%        100%         80%                 83%(3)
                  --------------------------------------------
-------------------------------------------------
               * If certain expenses
                 had not been waived or
                 reimbursed by the
                 Fund's former manager,
                 total return would
                 have been lower and
                 the ratios would have
                 been as follows:
                  --------------------------------------------
-------------------------------------------------
                Ratio of expenses to
                 average net assets              N/A
N/A         N/A         N/A                 3.37%+
                  --------------------------------------------
-------------------------------------------------
                Ratio of net investment
                 loss to average net
                 assets                          N/A
N/A         N/A         N/A               (2.27%)+
                  --------------------------------------------
-------------------------------------------------

                  (1) Net investment loss has been calculated using the
                      monthly average share method.

                  (2) Total return from March 17, 1995 (date the Fund's in-
                      vestment strategy was implemented)
through October 31,
                      1995 is not annualized, as it may not be representative
                      of the total return for the year.

                  (3) Not annualized.
                   +  Annualized.
                  N/A=Not Applicable

                   *  Effective December 31, 1997, SSB Citi
Fund Management
                      LLC (successor to SSBC Fund Management
Inc.), formerly
                      known as Mutual Management Corp.,
replaced Van Kampen
                      American Capital Asset Management as the
Fund Manager.

                                        Financial Highlights,
continued

Small Cap Fund
--------------------------------------------------------------
------------------

Class B Shares
February 21, 1995

(Commencement

of Investment
                                   Year Ended          Year
Ended       Year Ended       Year Ended      Operations) to
                          October 31, 1999(1) October 31,
1998(4) October 31, 1997 October 31, 1996 October 31, 1995(1)
--------------------------------------------------------------
---------------------------------------------------------
Net Asset Value,
 Beginning of Period                   $19.60
$21.63           $18.34           $15.04              $11.81
--------------------------------------------------------------
---------------------------------------------------------
Income (loss) from
 operations
 Net investment loss                   (0.37)
(0.30)           (0.27)           (0.27)              (0.35)
 Net realized and
  unrealized gain                        6.46
(1.52)             3.56             3.57                3.58
--------------------------------------------------------------
---------------------------------------------------------
Total income from
 operations                              6.09
(1.82)             3.29             3.30                3.23
--------------------------------------------------------------
---------------------------------------------------------
Less Distributions From:
 Net investment income                     --
--               --               --                  --
 Net realized gain                     (1.53)
(0.21)               --               --                  --
--------------------------------------------------------------
---------------------------------------------------------
Total Distributions                    (1.53)
(0.21)               --               --                  --
--------------------------------------------------------------
---------------------------------------------------------
Net Asset Value, End of
 Period                                $24.16
$19.60           $21.63           $18.34              $15.04
--------------------------------------------------------------
---------------------------------------------------------
Total Return                           32.00%
(8.45)%           17.94%           21.94%           27.43%(2)
--------------------------------------------------------------
---------------------------------------------------------
Net Assets, End of
 Period (millions)                       $129
$91              $80              $39                 $11
--------------------------------------------------------------
---------------------------------------------------------
Ratio of expenses to
 average net assets*                    2.31%
2.18%            2.44%            2.96%              3.49%+
--------------------------------------------------------------
---------------------------------------------------------
Ratio of net investment
 loss to average net
 assets*                              (1.63)%
(1.55)%          (1.67)%          (2.27)%            (2.45)%+
--------------------------------------------------------------
---------------------------------------------------------
Portfolio Turnover                       115%
80%             100%              80%              83%(3)
--------------------------------------------------------------
---------------------------------------------------------
* If certain expenses
  had not been waived or
  reimbursed by the
  Fund's former manager,
  total return would
  have been lower and
  the ratios would have
  been as follows:
--------------------------------------------------------------
---------------------------------------------------------
 Ratio of expenses to
  average net assets                      N/A
N/A              N/A              N/A              4.11%+
--------------------------------------------------------------
---------------------------------------------------------
 Ratio of net investment
  loss to average net
  assets                                  N/A
N/A              N/A              N/A            (3.07%)+
--------------------------------------------------------------
---------------------------------------------------------

(1) Net investment loss has been calculated using the monthly average share method.

(2) Total return from March 17, 1995 (date the Fund's
Investment strategy was
    implemented) through October 31, 1995 is not annualized as it may not be representative of the total return for the year.

(3) Not annualized.

(4) Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
    Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
    Van Kampen American Capital Asset Management as the Fund
Manager.
 + Annualized.
N/A=Not Applicable

 The Concert Investment Series Prospectus

International Equity Fund
--------------------------------------------------------------
------------------

Class A Shares
February 21, 1995

(Commencement
                           Year Ended  Year Ended  Year Ended
Year Ended       of Investment
                          October 31, October 31, October 31,
October 31,      Operations) to
                              1999(1)     1998(4)        1997
1996 October 31, 1995(1)
--------------------------------------------------------------
-------------------------------
Net Asset Value,
 Beginning of Period           $18.94      $18.14      $16.54
$13.86              $11.81
--------------------------------------------------------------
-------------------------------
Income (loss) from
 operations
 Net investment loss           (0.37)      (0.27)      (0.26)
(0.19)              (0.14)
 Net realized and
  unrealized gain               13.67        1.07        1.86
2.87                2.19
--------------------------------------------------------------
-------------------------------
Total income from
 operations                     13.30        0.80        1.60
2.68                2.05
--------------------------------------------------------------
-------------------------------
Less Distributions From:
 Net investment income             --          --          --
--                  --
--------------------------------------------------------------
-------------------------------
Total Distributions                --          --          --
--                  --
--------------------------------------------------------------
-------------------------------
Net Asset Value, End of
 Period                        $32.24      $18.94      $18.14
$16.54              $13.86
--------------------------------------------------------------
-------------------------------
Total Return                   70.22%       4.41%       9.74%
19.34%           16.28%(3)
--------------------------------------------------------------
-------------------------------
Net Assets, End of
 Period (millions)                $38         $20         $17
$10                  $7
--------------------------------------------------------------
-------------------------------
Ratio of expenses to
 average net assets*            2.08%       2.25%       2.56%
2.75%              3.64%+
--------------------------------------------------------------
-------------------------------
Ratio of net investment
 loss to average net
 assets*                      (1.53)%     (1.46)%     (1.59)%
(1.56)%            (1.40)%+
--------------------------------------------------------------
-------------------------------
Portfolio Turnover                50%         63%         57%
78%              17%(2)
--------------------------------------------------------------
-------------------------------
* If certain expenses
  had not been waived or
  reimbursed by the
  Fund's former manager,
  Total Return would
  have been lower and
  the ratios would have
  been as follows:
--------------------------------------------------------------
-------------------------------
 Ratio of expenses to
  average net assets              N/A         N/A         N/A
4.12%              5.97%+
--------------------------------------------------------------
-------------------------------
 Ratio of net investment
  loss to average net
  assets                          N/A         N/A         N/A
(2.92)             (3.73)+
--------------------------------------------------------------
-------------------------------

Class B Shares
February 21, 1995

(Commencement
                           Year Ended  Year Ended  Year Ended
Year Ended       of Investment
                          October 31, October 31, October 31,
October 31,      Operations) to
                              1999(1)     1998(4)        1997
1996 October 31, 1995(1)
--------------------------------------------------------------
-------------------------------
Net Asset Value,
 Beginning of Period           $18.44      $17.81      $16.36
$13.79              $11.81
--------------------------------------------------------------
-------------------------------
Income (loss) from
 operations
 Net investment loss           (0.53)      (0.39)      (0.32)
(0.26)              (0.21)
 Net realized and
  unrealized gain               13.25        1.02        1.77
2.83                2.19
--------------------------------------------------------------
-------------------------------
Total income from
 operations                     12.72        0.63        1.45
2.57                1.98
--------------------------------------------------------------
-------------------------------
Less Distributions From:
 Net investment income             --          --          --
--                  --
--------------------------------------------------------------
-------------------------------
Total Distributions                --          --          --
--                  --
--------------------------------------------------------------
-------------------------------
Net Asset Value, End of
 Period                        $31.16      $18.44      $17.81
$16.36              $13.79
--------------------------------------------------------------
-------------------------------
Total Return                   68.98%       3.54%       8.93%
18.64%            15.69(3)
--------------------------------------------------------------
-------------------------------
Net Assets, End of
 Period (millions)                $41         $18         $13
$8                  $2
--------------------------------------------------------------
-------------------------------
Ratio of expenses to
 average net assets*            2.79%       3.11%       3.30%
3.50%              4.33%+
--------------------------------------------------------------
-------------------------------
Ratio of net investment
 loss to average net
 assets*                      (2.26)%     (2.32)%     (2.34)%
(2.31)%            (2.80)%+
--------------------------------------------------------------
-------------------------------
Portfolio Turnover                50%         63%         57%
78%              17%(2)
--------------------------------------------------------------
-------------------------------
* If certain expenses
  had not been waived or
  reimbursed by the
  fund's former manager,
  Total Return would
  have been lower and
  the ratios would have
  been as follows:
--------------------------------------------------------------
-------------------------------
 Ratio of expenses to
  average net assets              N/A         N/A         N/A
4.87%              6.67%+
--------------------------------------------------------------
-------------------------------
 Ratio of net investment
  loss to average net
  assets                          N/A         N/A         N/A
(3.67)%            (5.13)%+
--------------------------------------------------------------
-------------------------------

(1) Net investment loss has been calculated using the monthly average share method.

(2) Not annualized.

(3) Total return from March 17, 1995 (date the fund's investment strategy was implemented) through October 31, 1995 is not annualized, as it may not be representative of the total return for the year.

(4) Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
    Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
    Van Kampen American Capital Asset Management as the fund
Manager.
N/A=Not Applicable
 + Annualized.

 The Concert Investment Series Prospectus

                                        Financial Highlights,
continued

Mid Cap Fund
--------------------------------------------------------------
------------------

                                            Period Ended
October 31, 1999
                                      ------------------------
-----------------
                                      Class A Shares(2)(3)
Class B Shares(1)(2)
--------------------------------------------------------------
-----------------
Net Asset Value, Beginning of Period                $11.40
$11.44
--------------------------------------------------------------
-----------------
Income (loss) from operations
 Net investment income (loss)(4)                      0.01
(0.05)
 Net realized and unrealized gain                     0.60
0.58
--------------------------------------------------------------
-----------------
Total income from operations                          0.61
0.53
--------------------------------------------------------------
-----------------
Less distributions from:
 Net investment income                                  --
--
--------------------------------------------------------------
-----------------
Total distributions                                     --
--
--------------------------------------------------------------
-----------------
Net Asset Value, End of Period                      $12.01
$11.97
--------------------------------------------------------------
-----------------
Total Return*                                        5.35%
4.63%
--------------------------------------------------------------
-----------------
Net Assets, End of Period (millions)                   $10
$17
--------------------------------------------------------------
-----------------
Ratio to average net assets+:
 Expenses(4)                                         1.48%
2.24%
 Net investment income (loss)                        0.08%
(0.68)%
--------------------------------------------------------------
-----------------
Portfolio Turnover Rate                                47%
47%
--------------------------------------------------------------
-----------------

(1) For the period from March 16, 1999 (inception date) to
October 31, 1999.

(2) Net investment income (loss) has been calculated using the monthly average shares method.

(3) For the period from March 15, 1999 (inception date) to
October 31, 1999.

(4) The Advisor has waived a portion of its fees for the period ended October
    31, 1999. If such fees were not waived, the per share effect on net investment income (loss) and the expense ratios would have been as follows:

                                               Expense Ratios
                Net Investment Income (Loss) Without Fee
Waiver
                     Per Share Decrease      and Reimbursement
                ---------------------------- -----------------
-
       Class A                         0.04+
2.12+
       Class B                         0.04+
2.88+

 * Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

Growth Fund
--------------------------------------------------------------
------------------

                                          Class A Shares
Class B Shares
                          ------------------------------------
----------- -----------------------------------------------

Period                                          Period
                           Year Ended  Year Ended  Year Ended
Ended  Year Ended  Year Ended  Year Ended       Ended
                          October 31, October 31, October 31,
October 31, October 31, October 31, October 31, October 31,
                              1999(1)       1998*        1997
1996(2)     1999(1)       1998*        1997     1996(2)
--------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value,
 Beginning of Period           $19.54      $20.89      $17.96
$16.63      $19.37      $20.75      $17.93      $16.63
--------------------------------------------------------------
-----------------------------------------------------------
Income (loss) from
 operations
 Net investment income
  (loss)                         0.02        0.05        0.15
0.02      (0.14)      (0.11)        0.01      (0.01)
 Net realized and
  unrealized gain                6.60        2.13        4.30
1.31        6.54        2.14        4.28        1.31
--------------------------------------------------------------
-----------------------------------------------------------
Total income from
 operations                      6.62        2.18        4.45
1.33        6.40        2.03        4.29        1.30
--------------------------------------------------------------
-----------------------------------------------------------
Less distributions from:
 Net investment income         (0.05)      (0.12)      (0.16)
--          --          --      (0.11)          --
 Net realized gains            (1.82)      (3.41)      (1.36)
--      (1.82)      (3.41)      (1.36)          --
--------------------------------------------------------------
-----------------------------------------------------------
Total distributions            (1.87)      (3.53)      (1.52)
--      (1.82)      (3.41)      (1.47)          --
--------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value, End of
 Period                        $24.29      $19.54      $20.89
$17.96     $ 23.95     $ 19.37      $20.75      $17.93
--------------------------------------------------------------
-----------------------------------------------------------
Total Return                   35.24%      12.27%      26.65%
8.00%(3)      34.31%      11.43%      25.66%    7.82%(3)
--------------------------------------------------------------
-----------------------------------------------------------
Net Assets, End of
 Period (millions)               $344        $180        $109
$49        $357        $182        $126         $74
--------------------------------------------------------------
-----------------------------------------------------------
Ratio of expenses to
 average net assets             1.01%       1.02%       1.13%
1.17%+       1.76%       1.75%       1.88%      1.93%+
Ratio of net investment
 income (loss) to
 average net assets             0.09%       0.38%       0.57%
0.46%+     (0.65)%     (0.35)%     (0.16)%    (0.29)%+
--------------------------------------------------------------
-----------------------------------------------------------
Portfolio Turnover                37%        113%        165%
202%(3)         37%        113%        165%     202%(3)
--------------------------------------------------------------
-----------------------------------------------------------

(1) Net investment income (loss) has been calculated using the monthly average shares method.

(2) Class A and Class B shares commenced distribution on August 18, 1996.

(3) Not annualized.

 + Annualized

 * Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
   Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
   Van Kampen American Capital Asset Management as the Fund
Manager.

 The Concert Investment Series Prospectus

Growth And Income Fund
--------------------------------------------------------------
------------------

                                          Class A Shares
Class B Shares
                          ------------------------------------
----------- -----------------------------------------------

Period                                          Period
                           Year Ended  Year Ended  Year Ended
Ended  Year Ended  Year Ended  Year Ended       Ended
                          October 31, October 31, October 31,
October 31, October 31, October 31, October 31, October 31,
                              1999(1)       1998*        1997
1996(2)     1999(1)       1998*        1997     1996(2)
--------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value,
 Beginning of Period           $18.53      $20.10      $18.11
$17.19      $18.48      $20.07      $18.09      $17.19
--------------------------------------------------------------
-----------------------------------------------------------
Income (loss) from
 operations
 Net investment income
  (loss)                         0.03      (0.02)        0.20
0.07      (0.12)      (0.01)        0.06        0.04
 Net realized and
  unrealized gain                3.60        1.85        4.22
0.91        3.58        1.71        4.22        0.90
--------------------------------------------------------------
-----------------------------------------------------------
Total income from
 operations                      3.63        1.83        4.42
0.98        3.46        1.70        4.28        0.94
--------------------------------------------------------------
-----------------------------------------------------------
Less distributions from:
 Net investment income         (0.03)      (0.15)      (0.25)
(0.06)          --      (0.04)      (0.12)      (0.04)
 Net realized gains            (0.78)      (3.25)      (2.18)
--      (0.78)      (3.25)      (2.18)          --
--------------------------------------------------------------
-----------------------------------------------------------
Total distributions            (0.81)      (3.40)      (2.43)
(0.06)      (0.78)      (3.29)      (2.30)      (0.04)
--------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value, End of
 Period                        $21.35      $18.53      $20.10
$18.11      $21.16      $18.48      $20.07      $18.09
--------------------------------------------------------------
-----------------------------------------------------------
Total Return                   19.93%      10.63%      27.04%
5.72%(3)      19.03%       9.85%      26.08%    5.49%(3)
--------------------------------------------------------------
-----------------------------------------------------------
Net Assets, End of
 Period (millions)               $181        $124         $80
$33        $208        $137         $99         $52
--------------------------------------------------------------
-----------------------------------------------------------
Ratio of expenses to
 average net assets             1.12%       1.07%       1.12%
1.16%+       1.87%       1.81%       1.88%      1.91%+
--------------------------------------------------------------
-----------------------------------------------------------
Ratio of net investment
 income to average net
 assets                         0.15%       0.63%       0.96%
1.78%+     (0.60)%     (0.09)%       0.22%      1.05%+
--------------------------------------------------------------
-----------------------------------------------------------
Portfolio Turnover                53%         34%         93%
121%         53%         34%         93%        121%
--------------------------------------------------------------
-----------------------------------------------------------

Government Fund
--------------------------------------------------------------
------------------

                                        Class A Shares
Class B Shares
                       ---------------------------------------
--------- ------------------------------------------------
                        Year Ended  Year Ended  Year Ended
Period Ended  Year Ended  Year Ended  Year Ended Period Ended
                       October 31, October 31, October 31,
October 31, October 31, October 31, October 31,  October 31,
                           1999(1)       1998*        1997
1996(2)     1999(1)       1998*        1997      1996(3)
--------------------------------------------------------------
----------------------------------------------------------
Net Asset Value,
 Beginning of Period        $10.66      $10.58      $10.41
$10.32      $10.66      $10.58      $10.41       $10.32
--------------------------------------------------------------
----------------------------------------------------------
Income (loss) from
 operations:
 Net investment income        0.50        0.62        0.66
0.15        0.43        0.54        0.59         0.14
 Net realized and
  unrealized
  gain (loss)               (0.87)        0.10        0.17
0.09      (0.87)        0.10        0.17         0.09
--------------------------------------------------------------
----------------------------------------------------------
Total income (loss)
 from operations            (0.37)        0.72        0.83
0.24      (0.44)        0.64        0.76         0.23
--------------------------------------------------------------
----------------------------------------------------------
Less distributions
 from:
 Net investment income      (0.51)      (0.64)      (0.66)
(0.15)      (0.43)      (0.56)      (0.59)       (0.14)
 Capital                    (0.05)          --          --
--      (0.05)          --          --           --
--------------------------------------------------------------
----------------------------------------------------------
Total Distributions         (0.56)      (0.64)      (0.66)
(0.15)      (0.48)      (0.56)      (0.59)       (0.14)
--------------------------------------------------------------
----------------------------------------------------------
Net Asset Value, End
 of Period                   $9.73      $10.66      $10.58
$10.41       $9.74      $10.66      $10.58       $10.41
--------------------------------------------------------------
----------------------------------------------------------
Total Return               (3.51)%       7.00%       8.35%
2.36%(3)     (4.17)%       6.20%       7.55%     2.18%(3)
--------------------------------------------------------------
----------------------------------------------------------
Net Assets, End of
 Period (millions)             $23         $17         $14
$11         $17         $14         $12          $14
--------------------------------------------------------------
----------------------------------------------------------
Ratio of expenses to
 average net assets          1.25%       1.12%       1.15%
1.09%+       1.94%       1.87%       1.90%       1.84%+
--------------------------------------------------------------
----------------------------------------------------------
Ratio of net
 investment income to
 average net assets          4.96%       5.78%       6.44%
6.50%+       4.27%       5.04%       5.69%       5.74%+
--------------------------------------------------------------
----------------------------------------------------------
Portfolio Turnover            201%        141%        104%
276%(3)        201%        141%        104%      276%(3)
--------------------------------------------------------------
----------------------------------------------------------

(1) Net investment income (loss) has been calculated using the monthly average shares method.

(2) Class A and Class B shares commenced distribution on August 18, 1996.

(3) Not annualized.

 + Annualized

 * Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
   Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
   Van Kampen American Capital Asset Management as the Fund
Manager.

 The Concert Investment Series Prospectus

                                   Financial Highlights,
continued

Municipal Bond Fund
--------------------------------------------------------------
------------------

                                        Class A Shares
Class B Shares
                       ---------------------------------------
--------- ------------------------------------------------
                        Year Ended  Year Ended  Year Ended
Period Ended  Year Ended  Year Ended  Year Ended Period Ended
                       October 31, October 31, October 31,
October 31, October 31, October 31, October 31,  October 31,
                           1999(1)       1998*        1997
1996(3)     1999(1)       1998*        1997      1996(3)
--------------------------------------------------------------
----------------------------------------------------------
Net Asset Value,
 Beginning of Period        $14.41      $14.21      $13.83
$13.78      $14.39      $14.20      $13.82       $13.78
--------------------------------------------------------------
----------------------------------------------------------
Income (loss) from
 operations:
 Net investment income        0.63        0.62        0.65
0.11        0.52        0.51        0.54         0.09
 Net realized and
  unrealized gain
  (loss)                    (1.26)        0.34        0.40
0.04      (1.25)        0.33        0.40         0.04
--------------------------------------------------------------
----------------------------------------------------------
Total income (loss)
 from operations            (0.63)        0.96        1.05
0.15      (0.73)        0.84        0.94         0.13
--------------------------------------------------------------
----------------------------------------------------------
Less distributions
 from:
 Net investment income      (0.65)      (0.63)      (0.63)
(0.10)      (0.55)      (0.52)      (0.52)       (0.09)
 Net realized gains         (0.23)      (0.13)      (0.04)
--      (0.23)      (0.13)      (0.04)           --
--------------------------------------------------------------
----------------------------------------------------------
Total distributions         (0.88)      (0.76)      (0.67)
(0.10)      (0.78)      (0.65)      (0.56)       (0.09)
--------------------------------------------------------------
----------------------------------------------------------
Net Asset Value, End
 of Period                  $12.90      $14.41      $14.21
$13.83      $12.88      $14.39      $14.20       $13.82
--------------------------------------------------------------
----------------------------------------------------------
Total Return               (4.58)%       6.93%       7.77%
1.12%(2)     (5.30)%       6.10%       6.98%     0.93%(2)
--------------------------------------------------------------
----------------------------------------------------------
Net Assets, End of
 Period (millions)             $34         $16          $9
$2          $8          $6          $3           $1
--------------------------------------------------------------
----------------------------------------------------------
Ratio of expenses to
 average net assets          1.18%       1.23%       1.19%
1.30%+       1.93%       1.95%       1.94%       2.05%+
--------------------------------------------------------------
----------------------------------------------------------
Ratio of net
 investment income to
 average net assets          4.54%       4.44%       4.79%
4.82%+       3.79%       3.67%       4.04%       4.06%+
--------------------------------------------------------------
----------------------------------------------------------
Portfolio Turnover             38%         28%         50%
80%         38%         28%         50%          80%
--------------------------------------------------------------
----------------------------------------------------------

(1) Net investment income has been calculated using the months average shares method.

(2) Not annualized. Total return is not annualized, as it may not be representative of the total return for the year.
(3) Class A and Class B shares commenced distribution on August 18, 1996.
+ Annualized.

* Effective December 31, 1997 SSB Citi Fund Management LLC
(successor to SSBC
  Fund Management Inc., formerly known as Mutual Management
Corp.), replaced
  Van Kampen American Capital Asset Management as the Fund
Manager.

 The Concert Investment Series Prospectus

The Concert Investment Series(R)

                                     Growth and Income Fund
Small Cap Fund

International Equity Fund            Government Fund

Mid Cap Fund                         Municipal Bond Fund

Growth Fund

--------------------------------------------------------------
------------------
Additional Information about the
Funds

Shareholder Reports.
Annual and semiannual reports to
shareholders provide additional
information about the funds' in-
vestments. These reports discuss
the market conditions and invest-
ment strategies that signifi-
cantly affected each fund's per-
formance during its last fiscal
year.

Statement of Additional Information.
The combined statement of addi-
tional information provides more
detailed information about each
fund. It is incorporated by ref-
erence into this combined pro-
spectus.

How to Obtain Additional
Information.

 . You may obtain shareholder re-
  ports and the statement of ad-
  ditional information without
  charge by calling your Service
  Agent or 1-800-625-4554.

 . Information about the Funds
  (including the SAI) can be re-
  viewed and copied at the Secu-
  rities and Exchange Commis-
  sion's ("Commission") Public
  Reference Room in Washington,
  D.C. In addition, information
  on the operation of the Public
  Reference Room may be obtained
  by calling the Commission at 1-
  202-942-8090. Reports and other
  information about the Fund are
  available on the EDGAR Database
  on the Commission's Internet
  site at http://www.sec.gov.
  Copies of this information may
  be obtained for a duplicating
  fee by electronic request at
  the following E-mail address:
  publicinfo@sec.gov, or by writ-
  ing the Commission's Public
  Reference Section, Washington,
  D.C. 20549-0102.

If someone provides you with information about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(Investment Company Act file no. 811-05018)

CIS-P 2/00



                                          Small Cap Portfolio

                                          Mid Cap Portfolio

                                          Growth Portfolio

                                          Growth and Income
Portfolio

                                          Government Portfolio



[GRAPHIC]

Concert Investment Series(R)
--------------------------------------------------------------
------------------
Prospectus

FEBRUARY 28, 2000

SELECT PORTFOLIOS




Shares of each portfolio are offered to
insurance company separate accounts which        [LOGO] Smith
Barney
fund certain variable annuity and variable              Mutual
Funds
life insurance contracts and to qualified retirement and pension plans. This prospectus should be read together with the prospectus for the contracts.

The Securities and Exchange Commission
has not approved or disapproved these
securities or determined whether this
prospectus is accurate or complete. Any
statement to the contrary is a crime.

Contents

Investments, risks and performance
----------------------------------------
 Select Small Cap Portfolio            2
----------------------------------------
 Select Mid Cap Portfolio              4
----------------------------------------
 Select Growth Portfolio               6
----------------------------------------
 Select Growth and Income Portfolio    8
----------------------------------------
 Select Government Portfolio          10
----------------------------------------

More on the Portfolios' Investments   12
----------------------------------------

Management                            13
----------------------------------------

Share Transactions                    14
----------------------------------------

Distributions, Dividends and Taxes    15
----------------------------------------

Share Price                           16
----------------------------------------

Financial Highlights                  17
----------------------------------------

About the manager

The funds' investment manager is SSB Citi Fund Management LLC, an affiliate of
Salomon Smith Barney Inc. The manager selects the funds' investments and oversees their operations. The manager and Salomon Smith Barney are subsid-iaries of Citigroup Inc. Citigroup businesses provide a broad range of finan-cial services.

 Concert Investment Series--Select Portfolios

Select Small Cap Portfolio
Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests in common stocks of small sized companies considered by the manager to be "emerging growth" companies. These are primarily domestic compa-nies, in the early stages of their life cycles, characterized by relatively high earnings growth. The manager selects investments from among companies that have market capitalizations in the lowest 20% of all publicly traded U.S.
companies.

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading invest-ments among many industries and sectors. The manager uses quantitative analysis to identify individual companies that it believes offer exceptionally high prospects for growth. The manager purchases these companies' stocks when it be-lieves they are reasonably priced. This style of stock selection is commonly known as "growth at a reasonable price." Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors, such as interest rate changes. The manager selects investments for their potential capital ap-preciation; any ordinary income is incidental. In selecting individual compa-nies for investment, the manager looks for:

 . Above average earnings growth

 . A pattern of reported earnings that exceed market expectations

 . Rising earnings estimates over the next several quarters

 . High relative return on invested capital

 . Reasonable price/earnings multiple

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Small cap companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect

 . A particular product or service developed by a small cap company is unsuc-
  cessful, the company does not meet earnings expectations or other events de-
  press the value of the company's stock

Compared to large, established companies, small cap companies are more likely to have limited product lines, limited capital resources and less experienced management. In addition, securities of small cap companies are more likely to:

 . Experience sharper swings in market value

 . Be harder to sell at times and prices the manager believes appropriate

 . Offer greater potential for gains and losses

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of small cap companies

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of investing in the stock market and the spe-
  cial risks of investing in emerging growth companies with limited track rec-
  ords

 Concert Investment Series--Select Portfolios Prospectus

                             Select Small Cap Portfolio,
continued

Performance
--------------------------------------------------------------
------------------

Because this portfolio commenced operations on September 15, 1999, the portfo-lio does not yet have a sufficient operating history to generate the perfor-mance information which other funds show in bar and table form in this location of the prospectus.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
investment)
                  --------------------------------------------
----------------
               Maximum sales charge (load) imposed on
purchases (as a
                % of offering price)
None
                  --------------------------------------------
----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
purchase or
               redemption)
None
                  --------------------------------------------
----------------
               Annual portfolio operating expenses (paid by
the fund
               as % of net assets)
                  --------------------------------------------
----------------
               Management fee
0.75%
                  --------------------------------------------
----------------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------
----------------
               Other expenses
3.63%
                  --------------------------------------------
----------------
               Total annual portfolio operating expenses
4.38%
                  --------------------------------------------
----------------
               Management fee waiver and expense
reimbursement*        (3.38)%
                  --------------------------------------------
----------------
               Net annual portfolio operating expenses
1.00%
                  --------------------------------------------
----------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

                  * Management has agreed to waive the
management fee and re-
                    imburse certain expenses in order to cap total annual
                    portfolio expenses to 1.00% for the
portfolio's shares.
                    Management may not discontinue or modify this cap without
                    the approval of the portfolio's trustees.
As a result of
                    this expense cap, the net annual operating expenses of the portfolio will not exceed 1.00% for the
portfolio's
                    shares.

Example
--------------------------------------------------------------
------------------

               Number
               of
               years
               you
               own
               your               3
               shares   1 year* years*
                  ----------------------------
                           $439 $1,326
                  ----------------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown
                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and
dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Mid Cap Portfolio
Investment objective

The fund seeks long-term growth of capital.

Key investments

The fund invests primarily in equity securities of medium sized companies, which are companies with market capitalizations within the range of capitalizations of the companies included in the Standard & Poor's MidCap 400
Index at the time of investment. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities.
The fund also may invest up to 35% of its assets in equity securities of companies with market capitalizations smaller or larger than those of medium sized companies (i.e., companies considered to be small or large capitalization companies), and up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.


How the manager selects the fund's investments

The manager focuses on medium capitalization companies that exhibit either at-tractive growth characteristics or attractive value characteristics. The man-ager selects individual "growth" stocks for investment in two ways: by identi-fying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reason-able price" and offers investors style diversification within a single mutual fund. In selecting companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamen-tal characteristics. The manager's quantitative valuations determine whether and when the fund will purchase and sell stocks that it identifies through fun-damental research.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, because of the following:

 . U.S. stock markets go down, or perform poorly relative to other types of in-
  vestments

 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

 . Medium capitalization stocks fall out of favor with investors

 . The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in medium capitalization companies, an in-vestment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies.
Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they gener-ally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

Investments in securities of foreign issuers involve greater risks than those of domestic issuers, such risks may include:

 . Foreign markets may have less volume, liquidity and government supervision

 . Imposition of exchange controls or other restrictions on investments and ad-
  verse government actions

 . Changes in foreign currency rates relative to the U.S.
dollar will affect the
  U.S. dollar value of the fund's assets

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of the U.S.
  stock market

 . Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies

 . Are willing to accept the risks of investing in the stock market

 Concert Investment Series--Select Portfolios Prospectus

                                    Select Mid Cap Portfolio,
continued

Performance
--------------------------------------------------------------
------------------

Because this portfolio commenced
operations on September 15, 1999,
the portfolio does not yet have a
sufficient operating history to
generate the performance informa-
tion which other funds show in
bar and table form in this loca-
tion of the prospectus.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
investment)
                  --------------------------------------------
----------------
               Maximum sales charge (load) imposed on
purchases (as a
                % of offering price)
None
                  --------------------------------------------
----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
purchase or
               redemption)
None
                  --------------------------------------------
----------------
               Annual portfolio operating expenses (paid by
the fund
               as % of net assets)
                  --------------------------------------------
----------------
               Management fee
0.75%
                  --------------------------------------------
----------------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------
----------------
               Other expenses
4.60%
                  --------------------------------------------
----------------
               Total annual portfolio operating expenses
5.35%
                  --------------------------------------------
----------------
               Management Fee Waiver and Expense
Reimbursiment*        (4.40)%
                  --------------------------------------------
----------------
               Net annual portfolio operating expenses
0.95%
                  --------------------------------------------
----------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

                  * Management has agreed to waive the
management fee and re-
                    imburse certain expenses in order to cap total annual
                    portfolio expenses to 0.95% for the
portfolio's shares.
                    Management may not discontinue or modify this cap without
                    the approval of the portfolio's trustees.
As a result of
                    this expense cap, the net annual operating expenses of the portfolio will not exceed 0.95% for the
portfolio's
                    shares.

Example
--------------------------------------------------------------
------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ------------------------------
                           $534   $1,597
                  ------------------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown
                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and
dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Growth Portfolio
Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests principally in U.S. common stocks and other equity securities, typically of established companies with large market capitalizations.

How the manager selects the fund's investments

The manager uses a "bottom-up" strategy, primarily focusing on individual secu-rity selection, with less emphasis on industry and sector allocation. The man-ager selects investments for their capital appreciation; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fun-damental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect

 . The company does not meet earnings expectations or other events depress the value of the company's stock

The fund may engage in active and frequent trading, resulting in high portfolio turnover. Frequent trading also increases transaction costs, which could de-tract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are an aggressive investor seeking to participate in the long term growth po-
  tential of the stock market

 . Are willing to accept the risks of investing in common stocks

 Concert Investment Series--Select Portfolios Prospectus

                                     Select Growth Portfolio,
continued

Performance
--------------------------------------------------------------
------------------

Because this portfolio commenced operations on September 15, 1999, the portfo-lio does not yet have a sufficient operating history to generate the perfor-mance information which other funds show in bar and table form in this location of the prospectus.


Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
investment)
                  --------------------------------------------
----------------
               Maximum sales charge (load) imposed on
purchases (as a
               % of offering price)
None
                  --------------------------------------------
----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
purchase or
               redemption)
None
                  --------------------------------------------
----------------
               Annual portfolio operating expenses (paid by
the fund
               as % of net assets)
                  --------------------------------------------
----------------
               Management fee
0.75%
                  --------------------------------------------
----------------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------
----------------
               Other expenses
4.25%
                  --------------------------------------------
----------------
               Total annual portfolio operating expenses
5.00%
                  --------------------------------------------
----------------
               Management fee waiver and expense
reimbursement*        (4.05)%
                  --------------------------------------------
----------------
               Net annual portfolio operating expenses
0.95%
                  --------------------------------------------
----------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

                  * Management has agreed to waive the
management fee and re-
                    imburse certain expenses in order to cap total annual
                    portfolio expenses to 0.95% for the
portfolio's shares.
                    Management may not discontinue or modify this cap without
                    the approval of the portfolio's trustees.
As a result of
                    this expense cap, the net annual operating expenses of the portfolio will not exceed 0.95% for the
portfolio's
                    shares.

Example
--------------------------------------------------------------
------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                           $500   $1,500
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown
                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and
dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Growth and Income Portfolio
Investment objective

The fund seeks reasonable growth and income.

Key investments

The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income.
However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capi-talizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price."

First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative factors include:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

Then, the manager uses fundamental qualitative research to verify these equity securities' growth potential. Qualitative factors include:

 . Management with established track records, or favorable changes in current management

 . Improvement in a company's competitive position

 . Positive changes in corporate strategy

These quantitative and qualitative factors, as well as expected dividends and income, influence the fund's purchases and sales of securities.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . Companies in which the fund invests suffer unexpected losses or lower than expected earnings

 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

 . The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are consid-
  ered speculative because they have a higher risk of issuer default, are sub-
  ject to greater price volatility and may be illiquid

The fund may engage in active and frequent trading, resulting in high portfolio turnover. Frequent trading also increases transaction costs, which could de-tract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking reasonable long term growth and current income

 . Are willing to accept the risks of investing in the stock market

 Concert Investment Series--Select Portfolios Prospectus

                          Select Growth and Income Portfolio,
continued

Performance
--------------------------------------------------------------
------------------

Because this portfolio commenced operations on September 15, 1999, the portfo-lio does not yet have a sufficient operating history to generate the perfor-mance information which other funds show in bar and table form in this location of the prospectus.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
investment)
                  --------------------------------------------
-----------------
               Maximum sales charge (load) imposed on
purchases (as a %
               of offering price)
None
                  --------------------------------------------
-----------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
purchase or
               redemption)
None
                  --------------------------------------------
-----------------
               Annual portfolio operating expenses (paid by
the fund as
               % of net assets)
                  --------------------------------------------
-----------------
               Management fee
0.75%
                  --------------------------------------------
-----------------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------
-----------------
               Other expenses
4.47%
                  --------------------------------------------
-----------------
               Total annual portfolio operating expenses
5.22%
                  --------------------------------------------
-----------------
               Management fee waiver and expense
reimbursement*          (4.27)
                  --------------------------------------------
-----------------
               Net annual portfolio operating expenses
0.95%
                  --------------------------------------------
-----------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

                  * Management has agreed to waive the
management fee and re-
                    imburse certain expenses in order to cap total annual
                    portfolio expenses to 0.95% for the
portfolio's shares.
                    Management may not discontinue or modify this cap without
                    the approval of the portfolio's trustees.
As a result of
                    this expense cap, the net annual operating expenses of the portfolio will not exceed 0.95% for the
portfolio's
                    shares.

Example
--------------------------------------------------------------
------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                           $521   $1,561
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown
                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and
dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Government Portfolio
Investment objective

The fund seeks high current return consistent with preservation of capital.

Key investments

The fund invests primarily in government debt issued or guaranteed by the U.S.
government, its agencies or instrumentalities. These securities include U.S.
Treasury securities, mortgage-related and asset-backed securities. Some govern-ment guaranteed mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself.

In order to hedge against changes in interest rates, the fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

How the manager selects the fund's investments

The manager focuses on identifying undervalued sectors and securities. Specifi-cally, the manager:

 . Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

 . Uses research to uncover inefficient sectors of the government and mortgage markets and adjusts portfolio positions to take advantage of new information

 . Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that bal-
  ance potential return and risk

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Interest rates increase, causing the prices of fixed income securities to de-
  cline and reducing the value of the fund's portfolio

 . Prepayment risk (or call risk). As interest rates decline, the issuers of se-
  curities held by the fund may prepay principal earlier than scheduled, forc-
  ing the fund to reinvest in lower yielding securities

 . Extension risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

 . The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

 . Changes in interest rates or the value of securities cause the value of op-
  tions or futures contracts held by the fund to decline, resulting in dispro-
  portionate losses to the fund's portfolio

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking income consistent with preservation of capital

 . Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

 Concert Investment Series--Select Portfolios Prospectus

                                 Select Government Portfolio,
continued

Performance
--------------------------------------------------------------
------------------

Because this portfolio commenced operations on September 15, 1999, the portfo-lio does not yet have a sufficient operating history to generate the perfor-mance information which other funds show in bar and table form in this location of the prospectus.

Fee table
--------------------------------------------------------------
------------------

               Shareholder fees (paid directly from your
investment)
                  --------------------------------------------
----------------
               Maximum sales charge (load) imposed on
purchases (as a
               % of offering price)
None
                  --------------------------------------------
----------------
               Maximum deferred sales charge (load) (as a % of
the
               lower of net asset value at purchase or
redemption)        None
                  --------------------------------------------
----------------
               Annual portfolio operating expenses (paid by
the fund
               as % of net assets)
                  --------------------------------------------
----------------
               Management fee
0.60%
                  --------------------------------------------
----------------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------
----------------
               Other expenses
3.13%
                  --------------------------------------------
----------------
               Total annual portfolio operating expenses
3.73%
                  --------------------------------------------
----------------
               Management fee waiver and expense
reimbursement*        (2.93)%
                  --------------------------------------------
----------------
               Net annual portfolio operating expenses
0.80%
                  --------------------------------------------
----------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

                  * Management has agreed to waive the
management fee and re-
                    imburse certain expenses in order to cap total annual
                    portfolio expenses to 0.80% for the
portfolio's shares.
                    Management may not discontinue or modify this cap without
                    the approval of the portfolio's trustees.
As a result of
                    this expense cap, the net annual operating expenses of the portfolio will not exceed 0.80% for the
portfolio's
                    shares.

Example
--------------------------------------------------------------
------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                           $375   $1,140
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown
                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and
dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

More on the Portfolios' Investments

Equity securities

Equity securities include exchange traded and over-the-counter common and pre-ferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Securities of foreign issuers
all Portfolios except Government Portfolio

Small Cap Fund, Growth Fund and Growth and Income Fund may invest up to 20% of their assets, and Mid Cap Fund up to 25% of its assets, in foreign securities, including those of issuers in emerging market countries.

Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Since each fund may invest in securities denomi-nated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets. Emerging market investments offer the potential for signifi-cant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and gov-ernment actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Derivative transactions
All Portfolios

The funds may, but need not, use derivative contracts, such as futures and op-tions on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates

 . As a substitute for buying or selling securities

 . To enhance a fund's return

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure.
Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Deriva-tives can also make a fund less liquid and harder to value, especially in de-clining markets.

Temporary defensive investments
All Portfolios

Each of the funds may depart from its principal investment strategies in re-sponse to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securi-ties. If the fund takes a temporary defensive position, it may be unable to achieve its investment objective.

Special restrictions
All Portfolios Except Mid Cap Portfolio

Each fund, except Mid Cap Portfolio, will not purchase any securities issued by a company primarily engaged in the manufacture of alcohol or tobacco.

Goals/Policies
All Portfolios

Each fund's goal and investment policies generally may be changed by the trustees without shareholder approval.

Master/feeder option

Each of the funds may in the future seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund. Shareholders of such a fund will be given at least 30 days prior notice of any such investment.

 Concert Investment Series--Select Portfolios Prospectus

Management
The Concert Investment Series offers a family of fund choices to help meet the varying needs of investors. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

The portfolio managers

The portfolio managers are primarily responsible for the day-to-day operation of the funds indicated below. The table also shows the business experience of each portfolio manager.

                                  Portfolio
 Fund                             Manager(s)      Since Past 5
Years' Business Experience
--------------------------------------------------------------
-------------------------------------
 Select Small Cap                 Sandip Bhagat   1999
investment officer of the manager and pres-
                                                        ident
of

Travelers Investment Management Company, an

affiliate of the manager
--------------------------------------------------------------
-------------------------------------
 Select Mid Cap and Select Growth Larry Weissman  1999
investment officer of the manager and man-
                                                        aging
director of Salomon Smith Barney
                                                        since
October, 1997; portfolio manager of

Neuberger & Berman, LLC, 1995-97; portfolio

manager of College Retirement Equities Fund
                                                        prior
thereto
--------------------------------------------------------------
-------------------------------------
 Select Growth and Income         R. Jay Gerken   1999
investment officer of the manager and man-
                                                        aging
director of Salomon Smith Barney
--------------------------------------------------------------
-------------------------------------
 Select Government                James E. Conroy 1999
investment officer of the manager and man-
                                                        aging
director of Salomon Smith Barney
--------------------------------------------------------------
-------------------------------------

Management fees

For its services, the manager receives a fee during the portfolios' fiscal year equal on an annual basis to 0.75% of the Select Small Cap, Select MidCap, Se-lect Growth and Select Growth and Income Portfolios' average daily net assets and 0.60% of the Select Government Portfolio's average daily net assets.
Distributor

The portfolios have entered into an agreement with CFBDS, Inc.
to distribute
the portfolios' shares.

Year 2000 issue

As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the Fund's other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the Fund and its investments could be negatively affected.

 Concert Investment Series--Select Portfolios Prospectus

Share Transactions
Availability of shares

Individuals may not purchase shares directly from the portfolios. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolios.

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annu-ity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in all the portfolios described in this prospectus.
Shares of the portfolios are sold at net asset value.

The interests of different variable insurance products and qualified plans in-vesting in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising from the fact that each portfolio may offer its shares to different insurance company separate accounts that serve as the investment me-dium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of trustees intends to monitor events to iden-tify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a con-flict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regula-tory authority or if it is in the best interests of the portfolios' sharehold-ers. Each portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insur-ance companies and by qualified plans. The redemption price of the shares of each portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists as a result of which disposal by the portfolio of securi-
  ties is not reasonably practicable or it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

 . as permitted by SEC order in extraordinary circumstances.

 Concert Investment Series--Select Portfolios Prospectus

Distributions, Dividends and Taxes
Taxes

Each portfolio intends to qualify and be taxed as a "regulated investment com-pany" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each portfolio must meet certain income and diversification tests and distribu-tion requirements. As a regulated investment company meeting these require-ments, a portfolio will not be subject to federal income tax on its net invest-ment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in addi-tional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying con-tract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Dividends and distributions

Annual distributions of income and capital gain normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

The portfolios normally pay dividends and distribute capital gains, if any, as follows:

--------------------------------------------------------------
------------------

                                    Income             Capital
Distributions
                                  Dividend                Gain
Mostly
Fund                         Distributions       Distributions
From
--------------------------------------------------------------
--------------------
Select Small Cap                  Annually            Annually
Gain
--------------------------------------------------------------
--------------------
Select Mid Cap                    Annually            Annually
Gain
--------------------------------------------------------------
--------------------
Select Growth                     Annually            Annually
Gain
--------------------------------------------------------------
--------------------
Select Growth and Income          Annually            Annually
Both
--------------------------------------------------------------
--------------------
Select Government                 Annually            Annually
Income
--------------------------------------------------------------
--------------------

Each portfolio is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally pro-vide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single invest-ment. An alternative diversification test may be satisfied under certain cir-cumstances. If a portfolio should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in that portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

 Concert Investment Series--Select Portfolios Prospectus

Share Price
Each portfolio's net asset value is the value of its assets minus its liabili-ties. The price of each portfolio's shares is based on each portfolio's respec-tive net asset value. Each portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).
Each portfolio, with the exception of the Government Portfolio, may invest in securities issued by foreign issuers; such securities may trade on weekends or other days on which a portfolio does not price its shares and thus the value of the portfolio's shares may change on days when you will not be able to purchase or redeem the portfolio's shares. The value of each underlying fund is the fund's net asset value at the time of computation.

The portfolios generally value their securities based on market prices or quo-tations. When reliable market prices or quotations are not readily available, the portfolios may price those securities at fair value. Fair value is deter-mined in accordance with procedures approved by the portfolios' board. Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a matu-rity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the dif-ference between the principal amount due at maturity and the cost of the secu-rity to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock
Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 Concert Investment Series--Select Portfolios Prospectus

Financial Highlights

The financial
highlights ta-
bles are in-
tended to help
you understand
the performance
of each class
for the past
five years (or
since inception
if less than
five years).
Certain infor-
mation reflects
financial re-
sults for a
single share.
Total returns
represent the
rate that a
shareholder
would have
earned (or
lost) on a fund
share assuming
reinvestment of
all dividends
and distribu-
tions. The in-
formation in
the following
tables was au-
dited by Ernst
& Young LLP,
independent au-
ditors, whose
report, along
with the fund's
financial
statements are
included in the
annual report
(available upon
request).


 For a share of each class of beneficial
 interest outstanding throughout the period ended October 31:



                  Select Small Cap Portfolio
                  --------------------------------------------
---------------------------------------------------------

1999(1)
                  --------------------------------------------
---------------------------------------------------------
                  Net Asset Value, Beginning of Period
$10.00
                  --------------------------------------------
---------------------------------------------------------
                  Income (Loss) From Operations:
                    Net investment income(2)
0.05
                  --------------------------------------------
---------------------------------------------------------
                    Net realized and unrealized loss
(0.13)
                  --------------------------------------------
---------------------------------------------------------
                  Total Loss From Operations
(0.08)
                  --------------------------------------------
----------------------------------------------------------
                  Less Distributions From:
                    Net investment income
--
                  --------------------------------------------
---------------------------------------------------------
                   Total Distributions
--
                  --------------------------------------------
---------------------------------------------------------
                   Net Asset Value, End of Period
$9.92
                  --------------------------------------------
---------------------------------------------------------
                   Total Return++
(0.80)%
                  --------------------------------------------
---------------------------------------------------------
                   Net Assets, End of Period (000s)
$4,963
                  --------------------------------------------
---------------------------------------------------------
                   Ratios To Average Net Assets+:
                   Expenses(2)
1.00%
                   Net investment income
3.96
                  --------------------------------------------
---------------------------------------------------------
                   Portfolio Turnover Rate
0%
                  --------------------------------------------
---------------------------------------------------------

                  (1) For the period from September 15, 1999
(commencement of
                      operations) to October 31, 1999.

                  (2) The Manager has agreed to waive all of its fees for the period ended October 31, 1999. The
Manager also reim-
                      bursed expenses of $15,763 for the
period ended October
                      31, 1999. If such fees were not waived
and expenses not
                      reimbursed, the per share effect on net
investment in-
                      come would have been a decrease of $0.04 and the expense
                      ratio would have been 4.38%
(annualized). As a result of
                      a voluntary expense limitation, the
expense ratios will
                      not exceed 1.00%.

                   ++ Total return is not annualized, as it may not be repre-
                      sentative of the total return for the
year.

                   +  Annualized.

                                   Financial Highlights,
continued

For a share of each class of beneficial interest outstanding throughout the pe-riod ended October 31:

Select Mid Cap Portfolio

---------------------------------------------
                                      1999(1)
---------------------------------------------
Net Asset Value, Beginning of Period  $10.00
---------------------------------------------
Income From Operations:
 Net investment income(2)               0.01
 Net realized and unrealized gain       0.10
---------------------------------------------
Total Income From Operations            0.11
---------------------------------------------
Less Distributions From:
 Net investment income                   --
---------------------------------------------
Total Distributions                      --
---------------------------------------------
Net Asset Value, End of Period        $10.11
---------------------------------------------
Total Return++                         1.10%
---------------------------------------------
Net Assets, End of Period (000s)      $3,032
---------------------------------------------
Ratios to Average Net Assets+:
 Expenses(2)                           0.95%
 Net investment income                  1.00
---------------------------------------------
Portfolio Turnover Rate                   8%
---------------------------------------------

Select Growth Portfolio

---------------------------------------------
                                      1999(1)
---------------------------------------------
Net Asset Value, Beginning of Period  $10.00
---------------------------------------------
Income From Operations:
 Net investment income(3)               0.01
 Net realized and unrealized gain       0.50
---------------------------------------------
Total Income From Operations            0.51
---------------------------------------------
Less Distributions From:
 Net investment income                   --
---------------------------------------------
Total Distributions                      --
---------------------------------------------
Net Asset Value, End of Period        $10.51
---------------------------------------------
Total Return++                         5.10%
---------------------------------------------
Net Assets, End of Period (000s)      $5,274
---------------------------------------------
Ratios to Average Net Assets+:
 Expenses(3)                           0.95%
 Net investment income                  0.67
---------------------------------------------
Portfolio Turnover Rate                   6%
---------------------------------------------

(1) For the period from September 15, 1999 (commencement of operations) to Oc-
    tober 31, 1999.

(2) For the Select Mid Cap Portfolio, the Manager has agreed to waive all of its management fees for the period ended October 31, 1999.
The Manager has
    also reimbursed expenses of $13,182 for the period ended
October 31, 1999.
    If such fees were not waived and expenses not reimbursed, the per share ef-
    fect on net investment income would have been a decrease of $0.05 and the expense ratio would have been 5.35% (annualized). As a result of a volun-
    tary expense limitation, the expense ratio will not exceed
0.95%.

(3) For the Select Growth Portfolio, the Manager has agreed to waive all of its management fees for the period ended October 31, 1999. The
Manager has also
    reimbursed expenses of $20,272 for the period ended
October 31, 1999. If
    such fees were not waived and expenses not reimbursed, the per share effect on net investment income would have been a decrease of $0.05 and the ex-
    pense ratio would have been 5.00% (annualized). As a result of a voluntary expense limitation, the expense ratio will not exceed
0.95%.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

 The Concert Investment Series--Select Portfolios

For a share of each class of beneficial interest outstanding throughout the pe-riod ended October 31:

Select Growth and Income Portfolio

---------------------------------------------
                                      1999(1)
---------------------------------------------
Net Asset Value, Beginning of Period  $10.00
---------------------------------------------
Income From Operations:
 Net investment income(2)               0.01
 Net realized and unrealized gain       0.09
---------------------------------------------
Total Income From Operations            0.10
---------------------------------------------
Less Distributions From:
 Net investment income                   --
---------------------------------------------
Total Distributions                      --
---------------------------------------------
Net Asset Value, End of Period        $10.10
---------------------------------------------
Total Return++                         1.00%
---------------------------------------------
Net Assets, End of Period (000s)      $3,045
---------------------------------------------
Ratios to Average Net Assets+:
 Expenses(2)                           0.95%
 Net investment income                  0.69
---------------------------------------------
Portfolio Turnover Rate                   1%
---------------------------------------------

Select Government Portfolio

------------------------------------------------
                                         1999(1)
------------------------------------------------
Net Asset Value, Beginning of Period     $10.00
------------------------------------------------
Income (Loss) From Operations:
 Net investment income(3)                  0.05
 Net realized and unrealized gain (loss)   0.08
------------------------------------------------
Total Income (Loss) From Operations        0.13
------------------------------------------------
Less Distributions From:
 Net investment income                      --
------------------------------------------------
Total Distributions                         --
------------------------------------------------
Net Asset Value, End of Period           $10.13
------------------------------------------------
Total Return++                            1.30%
------------------------------------------------
Net Assets, End of Period (000s)         $5,066
------------------------------------------------
Ratios to Average Net Assets+:
 Expenses(3)                              0.80%
 Net investment income                     4.36
------------------------------------------------
Portfolio Turnover Rate                      0%
------------------------------------------------

(1) For the period from September 15, 1999 (commencement of operations) to Oc-
    tober 31, 1999.

(2) For the Select Growth and Income Portfolio, the Manager has agreed to waive all of its management fees for the period ended October
31, 1999. The Man-
    ager has also reimbursed expenses of $12,636 for the period ended October
    31, 1999. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income would have been a decrease of $0.05 and the expense ration would have been 5.22% (annualized).
As a result of a
    voluntary expense limitation, the expense ratio will not exceed 0.95%.

(3) For the Select Government Portfolio, the Manager has agreed to waive all of its management fees for the period ended October 31, 1999.
The Manager has
    also reimbursed expenses of $14,291 for the period ended
October 31, 1999.
    If such fees were not waived and expenses not reimbursed, the per share ef-
    fect on net investment income would have been a decrease of $0.04 and the expense ratio would have been 3.73% (annualized). As a result of a volun-
    tary expense limitation, the expense ratio will not exceed
0.80%.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

 The Concert Investment Series--Select Portfolios

Concert Investment Series(R)
Select Portfolios

                                     Growth and Income
Portfolio
Small Cap Portfolio

Mid Cap Portfolio                    Government Portfolio


Growth Portfolio

--------------------------------------------------------------
------------------

Additional Information About the
Portfolios

Shareholder Reports
Annual and semiannual reports to shareholders provide additional information about the portfolios' investments. These reports discuss the market conditions and investment strategies that affected each portfolio's performance.

Statement of Additional Information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge), by contacting your registered representative, by calling the portfolios at 1-800-
451-2010, or by
writing to the portfolios at Smith Barney Mutual Funds, 388
Greenwich Street,
MF2, New York, New York 10013.

Visit Our Web Site
Our web site is located at www.smithbarney.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's ("Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public
Reference Room may be obtained by calling the Commission at 1-
202-942-8090. Re-
ports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this infor-mation may be obtained for a duplicating fee by electronic request at the fol-lowing E-mail address: publicinfo@sec.gov, or by writing the Commission's Pub-lic Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith
Barney Inc.

(Investment Company Act file no. 811-05018)

FD 01659 2/00






Part B - Statements of Additional Information

STATEMENT OF ADDITIONAL INFORMATION

CONCERT INVESTMENT SERIES(r)
388 Greenwich Street
New York, NY 10013

February 28, 2000


Concert Investment Series(r) (the "Trust") is a diversified, open-end management investment company with twelve separate funds, seven of which are discussed herein: the Small Cap Fund (formerly
Emerging Growth Fund), the International Equity Fund, the Mid
Cap
Fund, the Growth Fund, the Growth and Income Fund, the
Government
Fund and the Municipal Bond Fund (collectively, the "Funds"). Each Fund is in effect a separate fund issuing its own shares.

This Statement of Additional Information (this "SAI") is not a
Prospectus but contains information in addition to and more detailed than that set forth in the current Prospectuses of the
Trust dated February 28, 2000, and should be read in conjunction with a Prospectus.

For purchases through PFS Investments Inc.:

A Prospectus dated February 28, 2000 may be obtained without charge by writing PFS Shareholder Services at 3100
Breckinridge
Boulevard, Bldg. 200, Duluth, Georgia 30099-0001. PFS customers may call Customer Service at (800) 625-4554 for information about the Funds.

For purchases through Citibank Investment Services or other
Service Agents:

 A Prospectus dated February 28, 2000, may be obtained without charge from your financial professional or by calling (800)
625-
4554.

TABLE OF CONTENTS

	Page

General Information	2
Goals and Investment Policies	2
Investment Practices	8
Risk Factors	20
Investment Restrictions	24
Trustees and Officers	28
Investment Advisory Agreements	30
Distributor	33
Portfolio Turnover	34
Distribution Plans	34
Portfolio Transactions and Brokerage	36
Determination of Net Asset Value	40
Purchase and Redemption of Shares	41
Exchange Privilege	51
Distributions and Federal Taxes	54
Other Information	58
Appendix A - Ratings of Municipal Bonds, Notes and Commercial
Paper	63



GENERAL INFORMATION tc "General Information"

SSB Citi Fund Management LLC, a limited liability company
("SSB
Citi" or the "manager") formed on September 21, 1999, successor to SSBC Fund Management Inc. (which was incorporated on March 12,
1968), 388 Greenwich Street, New York, NY 10013, renders investment management advice to investment companies with aggregate assets under management in excess of $127 billion as of
January 31, 2000.  The manager is an affiliate of Salomon
Smith
Barney Inc. ("Salomon Smith Barney"). The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. ("Citigroup"), a financial services company that uses diverse channels to offer a broad range of financial services to consumer and corporate customers around the world. Among these businesses are Citibank,
Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSB Citi Asset Management, Travelers Life & Annuity, and
Travelers Property Casualty.

CFBDS, Inc. (the "Distributor") is the distributor of the funds' shares.

Shares of the funds (each, a "Fund" and collectively, the "Funds") of Concert Investment Series(r) (the "Trust") are offered for sale by PFS Investments Inc. ("PFS Investments") and other broker-dealers or financial institutions that have entered into a dealer agreement with the Distributor (collectively, "Other Service Agents"). Shares of the funds sold through PFS Investments are held in accounts of PFS Shareholder Services, and are referred to as "PFS Accounts" in this SAI. Shares sold through Other Service
Agents are held in accounts of PFPC Global Fund Services
("PFPC"),
a sub-transfer agent of the Trust (a "Sub-Transfer Agent"), and are referred to as "Other Accounts" in this SAI.

PFS Investments is an indirect wholly-owned subsidiary of Citigroup. PFS Shareholder Services, Inc., another sub-transfer agent of the Trust (a "Sub-Transfer Agent") performs services for
PFS Accounts as sub-transfer agent, and is a subsidiary of PFS Services, Inc., an affiliate of Primerica Financial Services, Inc.
("Primerica Financial").

For PFS Accounts, a Prospectus dated February 28, 2000 relating to the Class 1, Class A and Class B shares of the Trust (as amended from time to time, the "PFS Prospectus") sets forth important information relevant to shareholders purchasing through PFS Investments and/or holding their shares through PFS Accounts and is the relevant Prospectus.

For Other Accounts, a Prospectus dated February 28, 2000, relating to the Class A and Class B shares of the Trust (as amended from time to time, the "Additional Prospectus") sets forth important information relevant to shareholders purchasing through Other Service Agents and/or holding their shares through Other Accounts.

The PFS Prospectus and the Additional Prospectus are sometimes referred to generically in this SAI as the "Prospectus." Such references to the Prospectus in this SAI should be understood as references to the relevant Prospectus for a particular shareholder.

Two classes of shares are offered to PFS Accounts and Other Accounts (collectively, "All Accounts"): Class A shares and Class
B shares. In addition, Class 1 shares are offered only to "Eligible Class 1 Purchasers" through PFS Accounts. ("Eligible
Class 1 Purchasers" consist of previously established Class 1 shareholders or members of a family unit comprised of a husband, wife and minor children, and Class 1 shareholders of a fund exchanging their Class 1 shares for those of another fund.) Each class of shares represents an interest in the same portfolio of securities of the relevant Fund.

GOALS AND INVESTMENT POLICIES tc "Goals and Investment
Policies"

The following disclosures supplement disclosures set forth in the
Prospectus and do not, standing alone, present a complete and accurate explanation of the matters disclosed.

The differences in goals and investment policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. The goal and investment policies, the percentage limitations, and the kinds of securities in which each Fund may invest are generally not fundamental policies and therefore may be changed by the Trustees without shareholder approval. Although each Fund has a different goal which it pursues through separate investment policies, each Fund, except the International Equity Fund and the
Mid Cap Fund, will not purchase any securities issued by any company primarily engaged in the manufacture of alcohol or tobacco.

Each of the Funds may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it may be unable to achieve its investment objective.


Small Cap Fund

Small Cap Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small sized companies considered by the manager to be emerging growth companies. Any ordinary income received from portfolio securities is entirely incidental. There can be no assurance that the objective of capital appreciation will be realized; therefore, full consideration should be given to the risks inherent in the investment techniques that the manager may use to achieve such objective.

Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of small sized companies, both domestic and foreign, in the early stages of their life cycle that the manager believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Small Cap companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the Fund will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants.

The Fund may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. Short-term investments may include repurchase agreements with banks or broker-dealers. The Fund may invest up to 20% of its total assets in securities of foreign issuers.

International Equity Fund

International Equity Fund seeks total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

In seeking to achieve its goal, the Fund presently expects to invest at least 65% and substantially all of its assets in common stocks of established non-United States companies which in the opinion of the manager have potential for growth of capital. However, there is no requirement that the Fund invest exclusively in common stocks or other equity securities and, if deemed advisable, the Fund may invest up to 35% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions). When the manager believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in seeking its goal of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in such debt securities. In determining whether the Fund will be invested for capital appreciation or for income or any combination of both, the manager regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that could be expected from each market.

The Fund generally invests its assets broadly among countries and normally has represented in the portfolio business activities in not less than three foreign countries. The Fund normally invests at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, The Netherlands, France, Italy, Switzerland), Eastern Europe (e.g.,
Hungary, Poland, The Czech Republic and certain countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the manager may determine from time to time. Allocation of the Fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Fund's assets in one or a few countries or currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated.

It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

To the extent that the Fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in United States as well as foreign high quality money market instruments and equivalents.

Mid Cap Fund

Mid Cap Fund seeks long-term growth of capital. The Fund attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of medium-sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index at the time of the Fund's investment. The size of the companies in the
Index changes with market conditions and the composition of the
Index. As of February 18, 2000, the largest market capitalization of a company in the Index was $44.8 billion and the smallest market capitalization was $0.15 billion. Companies whose capitalization falls outside this range after purchase continue to be considered medium-sized companies for purposes of the 65% policy. Investing in medium-capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. The Fund may invest up to 35% of its assets in equity securities of companies with market capitalizations that do not qualify them as medium sized at the time of the Fund's investment.

The Fund will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities.
The Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests. It is the policy of the
Fund to be as fully invested in equity securities as practicable at all times.

Consistent with its investment objective and policies described above, the Fund may invest up to 25% of its total assets in foreign securities, including both direct investments and investments made through depository receipts. The Fund may also invest in real estate investment trusts; purchase or sell securities on a when-issued or delayed-delivery basis; enter into forward commitments to purchase securities; lend portfolio securities; purchase and sell put and call options; and enter into interest rate futures contracts, stock index futures contracts and related options.

Growth Fund

Growth Fund seeks capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

The Fund also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short-term investments may include repurchase agreements with banks or broker-dealers.

Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Fund may also invest up to
20% of its total assets in securities of foreign issuers and in investment companies. Since the Fund may take substantial risks in seeking its goal of capital appreciation, it is not suitable for investors unable or unwilling to assume such risks.

Growth and Income Fund

Growth and Income Fund seeks reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured.
To the extent that such convertible securities are acquired by the
Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Although the portfolio turnover rate will not be considered a limiting factor, the Fund does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Short-term investments may include repurchase agreements with banks or broker-dealers. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.

Government Fund

Government Fund seeks high current return consistent with preservation of capital. The Fund intends to invest at least 80%
of its assets in debt securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance:
U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S.
Government under the Separate Trading of Registered Interest and
Principal of Securities program (i.e. ''STRIPS''), all of which are backed by the full faith and credit of the United States; and
(2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

The Fund may enter into repurchase agreements with domestic banks or broker-dealers deemed creditworthy by the manager solely for purposes of investing the Fund's cash reserves or when the Fund is in a temporary defensive posture. The Fund may write covered or fully collateralized call options on U.S. Government securities and enter into closing or offsetting purchase transactions with respect to certain of such options. The Fund may also write secured put options and enter into closing or offsetting purchase transactions with respect to such options. The Fund may write both listed and over-the-counter options.

The Fund seeks to obtain a high current return from the following sources:

? interest paid on the Fund's portfolio securities;
? premiums earned upon the expiration of options written;
? net profits from closing transactions; and ? net gains from the sale of portfolio securities on the exercise of options or otherwise.


The Fund is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on U.S. Government securities.
Accordingly, there is no assurance that the Fund's investment objective will be achieved.

The Fund may engage in transactions involving obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Government National Mortgage Association ("GNMA") Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S.
Government agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include, but are not limited to: Federal Land Banks, Farmers Home Administration,
Central Bank for Cooperatives, Federal Intermediate Credit
Banks,
Federal Home Loan Banks and Federal National Mortgage
Association
("FNMA").

While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the manager seeks to moderate market risk by generally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.

With respect to some securities, there may be some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the manager will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. The duration is likely to vary from time to time as the manager pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Fund's capital. Thus, the objective of providing high current return consistent with preservation of capital to shareholders is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return. There is, of course, no assurance that the manager will be successful in achieving such results for the Fund.

The Fund generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income.
The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Fund's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Fund reduces its potential for capital appreciation on debt securities if interest rates decline. Thus, if market prices of debt securities increase, the Fund would receive a lower total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Fund's total return and not to "enhance" monthly distributions. During periods when the Fund has capital loss carryforwards, any capital gains generated from such transactions will be retained in the Fund. The purchase and sale of options may result in a high portfolio turnover rate.

Municipal Bond Fund

Municipal Bond Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital.

The Fund seeks to achieve its objective by investing in a diversified portfolio of obligations issued by or on behalf of states, territories or possessions of the United States and the
District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which, in the opinion of bond counsel for the issuer, is exempt from federal income tax ("Municipal Bonds"). It is a fundamental policy of the Fund under normal conditions to invest at least 80% of its assets in Municipal Bonds which are considered tax-exempt. The Fund does not independently evaluate the tax-exempt status of the Municipal Bonds in which it invests. The Fund invests principally in Municipal Bonds rated at the time of purchase within the three highest grades assigned by Moody's, S&P or another nationally recognized statistical rating organization ("NRSRO"). Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in rating does not require the Fund to dispose of a security. At least 75% of the Fund's total assets will be invested in Municipal Bonds rated within the highest three categories by an NRSRO, i.e., rated ''A'' or higher. The Fund may invest up to 25% of its total assets in Municipal Bonds rated in the fourth highest category by an NRSRO (e.g. those rated ''Baa''
by Moody's or ''BBB'' by S&P) or any non-rated Municipal Bonds having characteristics similar to Municipal Bonds so rated. Municipal Bonds rated in the fourth highest category are still considered "investment grade," but may have speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade Municipal Bonds. The market prices of Municipal Bonds generally fluctuate with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Because investment in lower rated securities involves greater investment risks, achievement of the Fund's goal may be more dependent on the manager's credit analysis than would be the case if the Fund invested only in higher rated securities. Non-rated Municipal Bonds are not necessarily of lower quality than rated Municipal Bonds, but the market for rated Municipal Bonds is often broader. The Fund may seek to hedge against changes in interest rates through transactions in listed futures contracts related to U.S. Government securities, Municipal Bonds or to an index of Municipal Bonds, and options on such contracts.

"Municipal Bonds" include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to finance various privately-operated facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is exempt from federal income tax. Municipal Bonds also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, and variable rate demand notes.

The two principal classifications of Municipal Bonds are "general obligations" and "revenue" or "special obligations." General obligations are secured by the issuer's pledge of full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue sources such as the user of the facility being financed. Industrial development bonds, including pollution control bonds, are revenue bonds and do not constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund's portfolio may also include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality which is the issuer of the bonds.

On a temporary basis, due to market conditions, the Fund may invest in Municipal Notes. These securities include demand notes and short-term municipal obligations (such as tax anticipation notes, revenue anticipation notes, construction loan notes and short-term discount notes) and tax-exempt commercial paper, provided that such obligations have the requisite ratings, as described above. Demand notes are obligations which normally have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangement provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal of the note plus accrued interest upon a specified number of days' notice to the noteholders. The interest rate on a demand note may be based on a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Participation interests in variable rate demand notes will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.

Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Fund to achieve its investment objective is dependent on the continuing ability of the issuers of the Municipal Bonds in which the Fund invests to meet their obligations for the payment of interest and principal when due. Furthermore, the rights of holders of Municipal Bonds and the obligations of the issuers of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures imposing a moratorium on the payment of principal and interest or imposing other constraints or conditions on the payments of interest and principal on Municipal Bonds.

The Fund may invest up to 10% of its net assets in illiquid securities. These securities may include Municipal Bonds issued in limited offerings under which the Fund represents that it is purchasing for investment purposes only ("restricted securities"), repurchase agreements maturing in more than seven days, and other securities subject to legal or contractual restrictions on resale.
Municipal Bonds that are restricted securities generally may be resold only in a privately negotiated transaction or to one or more other institutional investors. Restricted securities generally must be sold at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. Such limitations could result in the Fund's inability to realize a favorable price upon disposition, and in some cases might make disposition of such securities at the time desired by the Fund impossible. The 10% limitation applies at the time the purchase commitment is made.

Variations in the quality and maturity of the Fund's portfolio investments can be expected to affect the Fund's yield and the degree of market and financial risk to which the Fund is subject.
Generally, Municipal Bonds with longer maturities tend to produce higher yields and are subject to greater market fluctuations as a result of changes in interest rates than Municipal Bonds with shorter maturities and lower yields. The market value of Municipal
Bonds generally rises when interest rates decline and falls when interest rates rise. It is also generally the case that lower rated Municipal Bonds provide a higher yield than higher rated Municipal Bonds of similar maturity, but are subject to greater risk. The Fund is not limited as to the maturities of the Municipal Bonds in which it invests. Such securities may have remaining maturities of up to 30 years or more.

The Fund considers investments in Municipal Bonds not to be subject to any concentration policy and may invest a relatively high percentage of its assets in Municipal Bonds issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects such as hospitals, utility systems and housing finance agencies. This may make the
Fund's investments more susceptible to similar economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund's per share net asset value also increases. The Fund may invest more than 25% of its total assets in industrial development revenue bonds, but it does not intend to invest more than 25% of its assets in industrial development revenue bonds issued for companies in the same industry or state. Sizeable investments in such obligations could involve an increased risk to the Fund should any of such issuers of any such related projects or facilities experience financial difficulties.

Interest on certain "private-activity bonds" issued after August
7, 1986, is an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund will not purchase any private activity bonds subject to the alternative minimum tax.

The taxable securities in which the Municipal Bond Fund may invest as temporary investments include U.S. Government securities, domestic bank certificates of deposit and repurchase agreements.
The Fund may not invest in a certificate of deposit issued by a commercial bank unless the bank is organized and operating in the
United States and has total assets of at least $500 million and is a member of the Federal Deposit Insurance Corporation.

INVESTMENT PRACTICES

This section contains a discussion of certain investment practices. The Funds indicated may engage in these and any other practices not prohibited by their investment restrictions.
For
further information about risks associated with these practices, see "Risk Factors" below.

EQUITY SECURITIES

Common Stocks (All Funds except Government Fund and Municipal
Bond
Fund). Each Fund may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities (All Funds except Government Fund and Municipal Bond Fund). Each Fund may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate.
Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants (All Funds except Government Fund and Municipal Bond
Fund). Each Fund may purchase warrants. Warrants acquired by a
Fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs (All Funds except Government Fund and Municipal Bond
Fund).
Each Fund may invest in shares of real estate investment trusts
(REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal
Revenue Code of 1986, as amended (the "Code").

Illiquid and Restricted Securities (All Funds except
Government
Fund and Municipal Bond Fund). The Small Cap Fund and the International Equity Fund may each invest up to 15% of their net assets , the Mid Cap Fund may invest up to 10% of its net assets, and the Growth Fund, the Growth and Income Fund, the Government
Fund and the Municipal Bond Fund may each invest up to 5% of their net assets in restricted securities and other illiquid assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities
Act of 1933 and which have been determined to be liquid by the Trustees or by the manager pursuant to board-approved guidelines.
The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security.
This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

Notwithstanding the foregoing, the Small Cap Fund and the International Equity Fund will not invest more than 10% of each
Fund's net assets in restricted securities; restricted securities eligible for resale pursuant to Rule 144A are not included within this limitation.

Securities of Foreign Issuers (All Funds except Government Fund and Municipal Fund). The International Equity Fund invests at least 65% of its total assets in the equity securities of foreign issuers and the Small Cap Fund, the Growth Fund and the Growth and
Income Fund may invest up to 20% of the value of their total assets and the Mid Cap Fund may invest up to 25% of the value of its total assets in securities of foreign governments and companies of developed and emerging markets countries.

Each Fund may also purchase foreign securities in the form of American Depositary Receipts (''ADRs'') and European Depositary
Receipts (''EDRs'') or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through
''sponsored'' or ''unsponsored'' arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders.
In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.

The Small Cap Fund, the International Equity Fund, the Mid Cap Fund, the Growth Fund and the Growth and Income Fund may invest in the securities of developing countries, commonly known as "emerging markets" countries. See "Risk Factors Securities of Developing /Emerging Market Countries".

FIXED INCOME SECURITIES

Corporate Debt Obligations (All Funds). Each Fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities (All Funds).   The U.S. Government
securities in which the Funds may invest include: bills, certificates of indebtedness, and notes and bonds issued by the
U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the
U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Mortgage Related Securities (Government Fund). The Government Fund may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are collectively referred to as ''mortgage-related securities.''

Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.
The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the
U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity.
GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home
Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other
U.S. Government securities. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

As prepayment rates of the individual mortgage pools vary
widely,
it is not possible to predict accurately the average life of a
particular issue of GNMA Certificates.   However, statistics
published by the FHA indicate that the average life of single-family dwelling mortgages with 25-to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of
0.44 of
one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders. The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

1. Certificates are usually issued at a premium or discount, rather than at par.

2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1.00% more than high grade corporate bonds and 1/2 of 1.00% more than U.S. Government and U.S. Government agency bonds.

Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages.
However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately
10 years.

The Federal National Mortgage Association ("FNMA") creates a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

Risk of foreclosure of the underlying mortgages is greater with
FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

Forward Commitments (Government Fund).   The Fund may purchase
or
sell U.S. Government securities on a ''when-issued'' or ''delayed delivery'' basis (''Forward Commitments''). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward
Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or appropriate securities as required by the Investment Company Act of 1940, as amended (the "1940 Act") (which may have maturities which are longer than the term of the Forward Commitment) with the
Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

The Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. The
Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction; should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

The Fund maintains a segregated account (which is marked to market daily) of appropriate securities as required by the 1940 Act covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

Variable Rate Demand Notes (MunicipalBond Fund).   The Fund
may
invest in variable rate demand notes (''VRDNs'') which are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days' notice. The interest rates are adjustable at intervals ranging from daily (''floating rate'') to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

The Fund may also invest in VRDNs in the form of participation interests (''Participating VRDNs'') in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank (''institution''). Participating VRDNs provide the
Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days. The Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

Stand-by Commitments (Municipal Bond Fund).   The Fund may
acquire
stand-by commitments with respect to Municipal Bonds held by it.
Under a stand-by commitment, a bank or dealer from which Municipal
Bonds are acquired agrees to purchase from the Fund, at the Fund's option, the Municipal Bonds at a specified price. Such commitments are sometimes called ''liquidity puts.''

The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Bonds (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments generally can be acquired when the remaining maturity of the underlying Municipal Bond is greater than one year, and are exercisable by the Fund at any time before the maturity of such obligations.

The Fund's right to exercise stand-by commitments is unconditional and unqualified. A stand-by commitment generally is not transferable by the Fund, although the Fund can sell the underlying Municipal Bonds to a third party at any time.

The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund will not exceed one-half of one percent of the value of the Fund's total asses calculated immediately after each stand-by commitment is acquired. The Fund intends to enter into stand-by commitments only with banks and dealers which, in the manager's opinion, present minimal credit risks.

The Fund expects to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying Municipal Bonds which would continue to be valued in accordance with the method of valuation employed by the Fund. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, the cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

Delayed Delivery and When-Issued Securities (MunicipalBond
Fund).
Municipal Bonds may at times be purchased or sold on a ''delayed delivery'' or a ''when issued'' basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the Fund enters into the commitment. The
Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities prior to settlement date if it is deemed advisable. Purchasing Municipal Bonds on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Fund maintains a separate account at its custodian bank consisting of appropriate securities as required by the 1940 Act (valued on a daily basis) equal to all times to the amount of any when-issued commitment.

Short-Term Investments (All Funds). In certain circumstances the
Funds may invest without limitation in all types of short-term money market instruments, including U.S. Government securities;
certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a Fund is investing in short-term investments as a temporary defensive posture, the applicable Fund's investment objective may not be achieved.

Commercial Paper (All Funds).   Commercial paper consists of
short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds pursuant to which the lender may determine to invest varying amounts.  Transfer of
such notes is usually restricted by the issuer, and there is no
secondary trading market for such notes.  Each Fund therefore, may
not invest in a master demand note, if as a result more than
5%
(15% in the case of the Small Cap Fund and the International Equity Fund) (10% in the case of the Mid Cap Fund) of the value of the Fund's total assets would be invested in such notes and other illiquid securities.

Commercial Bank Obligations (International Equity Fund). For the purposes of the International Equity Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the International Equity Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the International Equity Fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

DERIVATIVE INSTRUMENTS

Options, Futures Contracts and Related Options (All Funds)

Selling Call and Put Options (Small Cap Fund, International
Equity
Fund, Mid Cap Fund, Growth Fund, Growth and Income Fund and
Government Fund).   The principal reason for selling options
is to
obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund's current return can be expected to fluctuate because premiums earned from writing options and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also results in a higher portfolio turnover. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. Small Cap Fund, International Equity Fund, Growth Fund and Growth and Income Fund sell call options only on a covered basis. Government Fund sells call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus, Government Fund may sell options on U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes (relative to
Government Fund only) to hedge against a security which the Fund owns or has the right to acquire. In such circumstances, Government Fund maintains in a segregated account with the Fund's
Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding. The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. A Fund sells put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its
Custodian cash, cash equivalents or liquid securities in an amount of not less than the exercise price of the option, or will hold a put on the same underlying security at an equal or greater exercise price. A Fund generally sells put options when the manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.

In order to terminate its position as writer of a call or put option, a Fund may enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Fund. The Fund will realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Fund would also realize a gain if an option it has sold lapses unexercised. A Fund may sell options that are listed on an exchange as well as options that are traded over-the-counter. A Fund may close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Fund may purchase an offsetting option, which does not close out its position as a writer, but provides an asset of equal value to its obligation under the option sold. If a Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

By selling a call option, a Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others, regardless of whether such options are written on one or more accounts or through one or more brokers. An exchange may order the liquidation of positions found to be in violation of those limits, and it may impose other sanctions or restrictions.
These position limits may restrict the number of options the Fund may be able to write.

Purchasing Call and Put Options (Small Cap Fund, International Equity Fund, Mid Cap Fund, Growth Fund, Growth and Income Fund and
Government Fund).   A Fund may purchase call options to
protect
(e.g., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options may be purchased for their leverage potential. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Fund can benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Fund could bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired. Conversely, put options may be purchased to protect (e.g., hedge) against anticipated declines in the market value of either specific portfolio securities or of a
Fund's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value. The
Funds may purchase either listed or over-the-counter options.

Options on Stock Indexes (Small Cap Fund, International Equity Fund, Mid Cap Fund, Growth Fund and Growth and Income Fund). Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New
York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock
Exchange, the American Stock Exchange and other exchanges. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the
Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

Foreign Currency Options ( International Equity Fund and Mid
Cap
Fund). The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation.
Premiums paid for such put and call options will be limited to no more than 5% of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the manager believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally.

The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar.
As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Futures Contracts (All Funds).   Each Fund may engage in
transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures
Trading Commission ("CFTC") under which Funds are exempt from registration as a "commodity pool".

An interest rate futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a specific type of debt security at a specified future time and at a specified price. Although interest rate futures contracts call for delivery of specified securities, in most cases the contracts are closed out (by an offsetting purchase or sale) prior to actual delivery, with the difference between the contract price and the offsetting price paid in cash.

A municipal bond futures contract is an agreement pursuant to which two parties agree to take and make delivery of an amount of cash equal to a specified dollar amount times the differences between The Bond Buyer Municipal Bond Index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. A stock index fluctuates with changes in the market values of the stocks included. No physical delivery of the underlying stocks in the index is made.

Currently, stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago
Mercantile Exchange ("CME"), the New York Stock Exchange
Composite
Index on the New York Futures Exchange and the Value Line
Stock
Index on the Kansas City Board of Trade. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka
Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of
307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of
33 stocks on the Hong Kong Stock Exchange, Barclays Share
Price
Index of 40 stocks on the New Zealand Stock Exchange and
Toronto
Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

International Equity Fund may enter into futures contracts for non-hedging purposes, subject to applicable law.

In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract.
Initially, a Fund is required to deposit with its Custodian in an account in the broker's name an amount of appropriate securities as required by the 1940 Act equal to a percentage (which will normally range between 2% and 10%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

For example, when a Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.

At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

When a Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs.

For example, if Government Fund holds long-term U.S. Government securities, and a rise in long-term interest rates is anticipated, it could, in lieu of selling its portfolio securities, sell futures contracts for similar long-term securities. If interest rates increased and the value of the Fund's securities declined during the period the contracts were outstanding, the value of the
Fund's futures contracts should increase, thereby protecting the
Fund by preventing net asset value from declining as much as it otherwise would have.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in listed options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option purchased by Government Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the manager.

Each Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities of currencies it has committed to purchase or expects to purchase. International Equity Fund may also enter into futures transactions for non-hedging purposes, subject to applicable law.

A Fund pays commissions on futures contracts and options transactions.

Options on Futures Contracts (All Funds).   A Fund may also
purchase and sell options on futures contracts which are traded on an Exchange. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a seller of an option on a futures contract, a Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a
Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Fund may purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract. The purchase of call options on futures contracts in intended to serve the same purpose as the actual purchase of the futures contract.

Forward Currency Contracts and Options on Currency
(International
Equity Fund and Mid Cap Fund).   A forward currency contract
is an
obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale or an offsetting contract. The Fund engages in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the
U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset, that is the subject of the hedge, generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission.
The Fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option on currency gives the Fund, as purchaser, the right
(but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Fund anticipates purchasing securities.

The Fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market.
There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investment generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets
(currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Interest Rate Transactions (International Equity Fund).
Among
the hedging transactions into which the Fund may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The
Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Fund may enter into interest rate swaps, caps and floors on
either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the manager and the Fund
believe
such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions.  The net amount of the excess, if any, of the
Fund's
obligations over its entitlements with respect to each
interest
rate swap will be accrued on a daily basis and an amount of
cash
or liquid securities having an aggregate net asset value at
least
equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940
Act. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction.
If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and futures contracts and various combinations thereof continue to be developed and the Fund may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and regulatory requirements applicable to investment companies.

Use of Segregated and Other Special Accounts (All Funds).
Use of
many hedging and other strategic transactions including currency and market index transactions by the Fund will require, among other things, that the Fund segregate cash, liquid securities or other assets with its Custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid securities equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency, liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid securities equal to the amount of the Fund's obligations.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The
Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER PRACTICES

Repurchase Agreements (All Funds).   Each Fund may enter into
repurchase agreements with broker-dealers or domestic banks.
A
repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation.
In
the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including:
(a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the manager may aggregate the cash that certain funds advised or subadvised by the manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated.
The manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a
Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Reverse Repurchase Agreements (International Equity Fund, Mid
Cap
Fund and Government Fund).  International Equity Fund and Mid
Cap
Fund may invest in reverse repurchase agreements.
International
Equity Fund does not currently intend to commit more than 5% of its net assets to reverse repurchase agreements. The Funds may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the Fund and are subject to the borrowing limitations set forth under "Investment Restrictions."
Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage."
The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the
Fund intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

Short Sales against the Box (Small Cap Fund, International
Equity
Fund, Mid Cap Fund, Growth Fund and Growth and Income Fund). Each Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is ''against the box'' to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale.
The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

To secure its obligation to deliver the securities sold short, the
Fund will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities.
The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

Leverage (International Equity Fund).   The Fund may borrow
from
banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as ''leverage.'' Leverage creates an opportunity for increased returns to shareholders of the Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund.

Loans of Portfolio Securities (All Funds).   Each of the Funds
may
lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Fund and is marked to market daily. While such securities are on loan, the borrower is required to pay the
Fund any income accruing thereon. Furthermore, the Fund may invest the cash collateral in portfolio securities thereby increasing the return to the Fund as well as increasing the market risk to the Fund. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. However, should the Fund believe that lending securities is in the best interests of the Fund's shareholders, it would consider withdrawing its shares from sale in any such state.

Loans would be made for short-term purposes and subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the
Fund and its shareholders, but any gain can be realized only if the borrower does not default. Each Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.


RISK FACTORS tc "Risk Factors"

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Fixed Income Securities. Investments in fixed income securities may subject the Funds to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase.
Conversely,
when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.

Below Investment Grade Fixed-Income Securities. Securities rated in the fourth highest ratings category by an NRSRO, such as those rated BBB by S&P or Baa by Moody's, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below the fourth highest ratings category by an NRSRO, including those rated below Baa by Moody's or BBB by S&P, are not "investment grade," and may have more speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Small Capitalization Companies. Small companies (those companies that have market capitalizations in the lowest 20% of all publicly traded U.S. companies) may (i) be subject to more volatile market movements than securities of larger, more established companies;
(ii) have limited product lines, markets or financial resources;
and (iii) depend upon a limited or less experienced management group. The securities of small companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of small company securities in order to meet redemptions may require the
Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

Foreign Securities.   Investments in securities of foreign
issuers
involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a security issued by a U.S. company, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See
''Dividends, Distributions and Taxes.'' Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United
States securities. In addition, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the
Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy.
Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies.
Any
devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

Special Risks of Countries in the Asia Pacific Region.
Certain
of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A
developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a Fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Derivative Instruments. In accordance with its investment policies, each Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments:

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative Fund in order to achieve an average portfolio volatility that is within the expected range for that type of Fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange.
Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities.
Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset. Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of each such instrument in relation the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

Special Risks of Using Futures Contracts.  The prices of
Futures
Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent
10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out.
Thus, a
purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.
Furthermore, in the case of a Futures Contract purchase, in order to be certain that each Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day.
The daily limit establishes the maximum amount that the price of a
Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Economic and Monetary Union (EMU). (International Equity Fund
Fund) EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and
(v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time.
These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

Year 2000. As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the
Year 2000 issue or as a result of actions taken to address the Year 2000 issue. The manager does not anticipate that its services or those of the funds' other service providers will be adversely affected, but the manager will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the Funds and their investments could be negatively affected.

Portfolio Turnover.   Each Fund may purchase or sell
securities
without regard to the length of time the security has been
held
and thus may experience a high rate of portfolio turnover. A
100%
turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the Growth Fund and the Government Fund may experience a high rate of portfolio turnover. This may occur, for example, if the Fund writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions. The annual turnover rates of the Growth Fund, the Government Fund and the Municipal Bond Fund are not expected to exceed 400%; and the annual turnover rates of the Small Cap Fund, the International Equity Fund and the Growth and Income Fund are not expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes. See ''Dividends, Distributions and Taxes.''


INVESTMENT RESTRICTIONS tc "Investment Restrictions"

Each Fund has adopted the following restrictions which may not be changed with respect to any Fund without approval by the vote of a majority of such Fund's outstanding voting shares, which is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken.

The following restrictions apply to all Funds except Mid Cap
Fund:

A Fund shall not:

1. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any
illiquid
securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10%
of the market or other fair value of its total net assets (15% in the case of Small Cap Fund and International Equity Fund); provided, however, that with respect to Small Cap Fund, International Equity Fund, Growth Fund, Growth and Income Fund and
Municipal Bond Fund, illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Repurchase Agreements";

2. Underwrite securities of other companies, except insofar as a
Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act") in the resale of any securities owned by the Fund;

3. Lend its portfolio securities in excess of 10% (15% in the case of Small Cap Fund and International Equity Fund) of its total assets, both taken at market value, provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned;

4.  With respect to 75% of its assets, invest more than 5% of its
assets in the securities of any one issuer (except obligations of
the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10%
of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by Small Cap Fund, International Equity Fund, Growth Fund, Growth and Income Fund and Municipal Bond Fund, to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

5. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, that with respect to Small Cap Fund, International Equity
Fund, Growth Fund, Growth and Income Fund and Municipal Bond Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby); and

6. With respect to all Funds other than Small Cap Fund and International Equity Fund, borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. With respect to Small Cap Fund, borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3%
of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. With respect to International Equity Fund, borrow money from banks on a secured or unsecured basis, in excess of 25% of the value of its total assets. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance. This restriction shall not prevent
International Equity Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Fund may not exceed 33 1/3% of the Fund's net assets. International Equity Fund may not mortgage or pledge its assets except to secure borrowings permitted under this restriction.



The following restrictions apply to Growth Fund, Growth and Income
Fund, Government Fund and Municipal Bond Fund:

Each of these Funds shall not:

1. Make any investment in real estate, commodities or commodities contracts, or warrants except that Growth Fund, Growth and Income
Fund, Government Fund and Municipal Bond Fund may engage in transactions in futures and related options, Government Fund may purchase or sell securities which are secured by real estate, and
Growth Fund may acquire warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, although Growth Fund may not invest more than 5% of its net assets in such securities valued at the lower of cost or market, nor more than 2% of its net assets in such securities (valued on such basis) which are not listed on the New York or American Stock Exchanges (warrants and rights represent options, usually for a specified period of time, to purchase a particular security at a specified price from the issuer). Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations;

2. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a
Fund of an initial or variation margin in connection with futures contracts or related option transactions is not considered the purchase of a security on margin;

3. Invest in securities of any company if any officer or trustee of the Trust or of the manager owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;

4. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that Growth Fund and Growth and Income Fund, may invest in the securities of companies which invest in or sponsor such programs;

5. Invest in companies for the purpose of acquiring control or management thereof;

6. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that Growth
Fund, Growth and Income Fund and Municipal Bond Fund may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

7. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities; provided, however, that with respect to Growth
Fund, Growth and Income Fund and Municipal Bond Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the manager under Board approved guidelines may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;

8. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that Growth Fund, Growth and Income Fund and Municipal Bond Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by
Section 12(d)(1) of the 1940 Act;

9. Engage in option writing for speculative purposes or purchase call or put options on securities if, as a result, more than 5% of its net assets of the Fund would be invested in premiums on such options; and

10. Purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.

The Trust has adopted additional investment restrictions, with respect to the above referenced Funds, which may be changed by the
Trustees without a vote of shareholders, as follows:

The Trust shall not make short sales of securities unless at the time of sale a Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

Foreign Investments.   Growth Fund and Growth and Income Fund
may
not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

Futures Contracts and Options.   In addition, Growth Fund and
Growth and Income Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options,
(b) purchase and sell put options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described herein. Growth Fund and
Growth and Income Fund may purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

Government Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and (c) engage in futures contracts and related options transactions as described herein.
Municipal Bond Fund may engage in futures contracts and related options as described herein.

The following restrictions apply to Small Cap Fund and International Equity Fund:

A Fund shall not:

1. Make any investment in real estate, commodities or commodities contracts, except that each Fund may engage in transactions in forward commitments, futures contracts, foreign currency futures and related options and may purchase or sell securities which are secured by real estate or interests therein; or issued by companies; including real estate investment trusts, which invest in real estate or interests therein; and International Equity Fund may engage in currency transactions; and

2. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from
(i) making and collateralizing any permitted borrowings,
(ii) making any permitted loans of its portfolio securities, or
(iii) entering into repurchase agreements, utilizing options, futures contracts and foreign currency futures and options thereon, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

The Trust has adopted additional investment restrictions with respect to Small Cap Fund and International Equity Fund, which may be changed by the Trustees without a vote of shareholders.
These
restrictions provide that a Fund shall not:

1. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a
Fund of an initial or variation margin in connection with forward contracts, futures contracts, foreign currency futures or related option transactions is not considered the purchase of a security on margin;

2. Invest in securities of any company if any officer or trustee of the Trust or of the manager owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;

3. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that Small Cap Fund and International Equity Fund may invest in the securities of companies which invest in or sponsor such programs;

4. Invest in companies for the purpose of acquiring control or management thereof;

5. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that Small
Cap Fund and International Equity Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

6. Purchase an illiquid security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in such securities; provided, however, that with respect to Small
Cap Fund and International Equity Fund, this limitation shall exclude shares of other open-end investment companies owned by the
Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the manager or Subadviser under Board-approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;

7. Except for International Equity Fund, purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco;

8. Make short sales of securities, unless at the time of sale a
Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options; and

9. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations.

Foreign Investments for Funds Other than the International
Equity
Fund.   Small Cap Fund may not invest in the securities of a
foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

Futures Contracts and Options.   In addition, Small Cap Fund
and
International Equity Fund may purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

The following restrictions apply only to the Mid Cap Fund:

The Fund has adopted the following investment restrictions for the
protection of shareholders. Restrictions 1 through 7 below
cannot
be changed without approval by the holders of a majority of
the
outstanding shares of the Fund, defined as the lesser of (a)
67%
or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares.
The remaining restrictions may be changed by the Fund's Board of
Trustees at any time. In accordance with these restrictions, the
Fund will not:

1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the 1940 Act,
and the
rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.	Invest more than 25% of its total assets in securities,
the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a)  the Fund may borrow from
banks
for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.	Engage in the business of underwriting securities issued
by
other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended,  in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts
(including options on currencies to the extent consistent with the
Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

8.	Purchase any securities on margin (except for such
short-term
credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Invest in oil, gas or other mineral exploration or
development
programs.

10.	Purchase or otherwise acquire any security if, as a
result,
more than 15% of its net assets would be invested in securities that are illiquid.

11.	Invest for the purpose of exercising control of
management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES AND OFFICERS tc "Trustees and Officers"

The Trustees and executive officers and their principal occupations for the past five years are listed below.

TRUSTEES

DONALD M. CARLTON, Trustee. Radian International L.L.C., 8501 N. Mopac Blvd., Building No. 6, Austin, Texas 78759. President and Chief Executive of Radian International L.L.C. (chemical engineering). Director of National Instruments Corp.
and Central and Southwest Corporation.  Formerly Director of
The
Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services); 62.

A. BENTON COCANOUGHER, Trustee.  Texas A & M University,
601 Blocker Bldg., College Station, Texas 77843-4113. Dean of College of Business Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank; 61.

STEPHEN RANDOLPH GROSS, Trustee.  2625 Cumberland Parkway,
Suite 400, Atlanta, Georgia 30339.  Managing Partner of Gross,
Collins & Cress, P.C. (accounting firm); Director of Charter
Bank
& Trust; 52.

HEATH B. McLENDON,* Trustee.  Managing Director of Salomon
Smith
Barney; President and Chairman of 71 investment companies associated with Citigroup, President and Director of the manager and Travelers Investment Adviser, Inc. ("TIA"); 66.

ALAN G. MERTEN, Trustee. George Mason University, 4400
University
Drive, Fairfax, Virginia 22030-4444.  President of George
Mason
University. Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York; formerly
The
Anne and Elmer Lindseth Dean of Johnson Graduate School of
Management of Cornell University; 58.

R. RICHARDSON PETTIT, Trustee. Department of Finance, College of
Business, University of Houston, 4800 Calhoun, Houston, Texas
77204-6283. Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of
Business of
the University of Washington; 57.

*Denotes a Trustee that is an "interested person" of the Trust within the meaning of the 1940 Act.

OFFICERS

Heath B. McLendon, President and Chief Executive Officer (See description under "Trustees"). His address is 7 World Trade
Center, New York, New York 10048.

Lewis E. Daidone, Senior Vice President and Treasurer (Age
42).
Managing Director of Salomon Smith Barney; Director and Senior Vice President of the manager and TIA. Mr. Daidone serves as Senior Vice President and Treasurer or Executive Vice President and Treasurer of 61 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.

Sandip A. Bhagat, Vice President and Investment Officer (Age
39).
Managing Director of Salomon Smith Barney.  President of
TIMCO;
prior to 1995, Senior Portfolio Manager for TIMCO. His address is
One Tower Square, Hartford, Connecticut 06183-2030.

James E. Conroy, Vice President and Investment Officer (Age
48).
Managing Director of Salomon Smith Barney; Mr. Conroy serves as
Investment Officer of four Smith Barney Mutual Funds.   His
address is 388 Greenwich Street, New York, New York 10013.

Joseph P. Deane, Vice President and Investment Officer (Age
52).
Managing Director of Salomon Smith Barney; Mr. Deane serves as
Investment Officer of 8 Smith Barney Mutual Funds.   His
address
is 388 Greenwich Street, New York, New York  10013.

R. Jay Gerken, Vice President and Investment Officer (Age 48). Managing Director of Salomon Smith Barney; Mr. Gerken is Vice President and Investment Officer of two other Smith Barney Mutual
Funds.  His address is 388 Greenwich Street, New York, New
York
10013.

Jeffrey Russell, Vice President and Investment Officer (Age
42).
Managing Director of Salomon Smith Barney; Mr. Russell is Vice President and Investment Officer of six other Smith Barney Mutual
Funds.  His address is 7 World Trade Center, New York, New
York
10048.

Larry Weissman, Vice President and Investment Officer; (Age 38
).
Managing Director of Salomon Smith Barney; Prior to October
1997,
Portfolio Manager of Newberger & Berman LLC; Prior to 1995, Portfolio Manager of College Retirement Equities Fund. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 49). Managing Director of Salomon Smith Barney; Secretary of 61 investment companies associated with Citigroup; General Counsel and Secretary of the manager and TIA. Her address is 388 Greenwich Street, New York,
New York 10013.

Paul A. Brook, Controller (Age 46). Managing Director of
Salomon
Smith Barney; Controller or Assistant Treasurer of 43 investment companies affiliated with Citigroup since 1998; Prior to 1998
Managing Director of AMT Capital Services Inc.; Prior to 1997,
Partner with Ernst & Young LLP.

As of February 14, 2000, the Trustees and officers of the Trust as a group own less than one percent of the outstanding shares of each Fund of the Trust. As of February 14, 2000, to the knowledge of the Trust and its Trustees, no shareholder or "group" (as the term is used in Section 13(d) of the Securities Act of 1933) beneficially owned more than 5% of the outstanding shares of each
Fund of the Trust.

TRUSTEE COMPENSATION

The Funds pay each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates an annual fee of $48,000 plus $2000 for each Board of Trustees meeting attended,
$1000 for each Committee meeting attended (each Committee chairman is paid an additional $300 for each Committee meeting attended),
$1000 for each telephonic Board meeting in which participated (unless such meeting is for information purposes only in which case $100 is paid). In addition, the Funds will reimburse these trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings. For the fiscal year ended October 31, 1999, such expenses totaled $14, 367.50.

Information regarding compensation paid by the Funds to the Trustees is set forth below. The compensation shown for the Funds is for the fiscal year ended October 31, 1999. Mr. McLendon is not compensated for his service as Trustee, because of his affiliation with the manager. With the exception of Mr. McLendon, no Trustee serves on the Board of any other investment company in the Smith Barney Fund Complex. Legend:

SM	= Small Cap Fund
MC	= Mid Cap Fund
INT	= International Equity Fund
G	= Growth Fund
G/I	= Growth and Income Fund
GVT	= Government Fund
MB	= Municipal Bond Fund









             Name









SM              MC(2)         INT
G              G/I           GVT













  MB


Retirem
ent
Benefit
s
Accrued
as Part
of Fund
Expense
s
(1)




Total
Compen-
sation
Paid From
Trust
and Fund
Complex

Dr. Donald M.
Carlton
$2,59
9
$79
$551
$37,85
6
$12,03
0
$1,81
3
$1,02
8
-
$56,000
Dr. A. Benton
Cocanougher
$2,64
3
$85
$560
$38,53
2
$11,69
3
$2,39
5
$1,04
7
-
$57,000
Stephen Randolph
Gross
$2,71
1
$85
$574
$39,92
0
$12,12
2
$2,46
2
$1,08
1
-
$59,000
Heath B. McLendon*
-
-
-
-
-
-
-
-
-
Dr. Alan G. Merten
$2,64
3
$85
$560
$38,53
2
$11,69
3
$2,39
5
$1,04
7
-
$56,000
Dr. R. Richardson
Pettit
$2,71
1
$85
$574
$39,92
0
$11,69
3
$2,46
2
$1,08
1
-
$59,000
*Designates an "Interested Person" of the Trust, as defined under the 1940 Act.

(1)	The Trustees instituted a retirement plan effective
April 1,
1996. For the current Trustees who are not "interested persons" of the Trust, the retirement benefits payable thereunder are payable for a ten year period following retirement, with the annual payment to be based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. Total retirement benefits accrued under the plan for the 1999 fiscal year were $15,901, $0, $0, $1,124,006, $304,766, $88,194, and
$37,951, for the Small Cap Fund, Mid Cap Fund, International Equity Fund, Growth Fund, Growth and Income Fund, Government Fund and Municipal Bond Fund, respectively. The amount of benefits to be paid upon retirement is therefore not currently determinable for any current Trustee.

(2)	Amounts reflect compensation received from March 15,
1999,
the date of inception for the Mid Cap Fund.


INVESTMENT ADVISORY AGREEMENTS tc "Investment Advisory
Agreements"

Investment Manager. The manager provides investment advisory and management services to the Trust, and to other investment companies affiliated with Salomon Smith Barney.

The Trust and the manager are parties to a separate Investment Advisory Agreement for each Fund (each, an "Advisory Agreement" and together, the "Advisory Agreements"). An investment advisory agreement with the manager and the Trust, on behalf of each Fund had been approved by the Board of Trustees of the Trust at a meeting held on June 14, 1999 and by shareholders of each Fund at a meeting held on December 18, 1997. Under the Advisory Agreements, the Trust retains the manager to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The manager is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund's investment objectives. The manager also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials.
In addition, the manager furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.

Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction.
The services are provided at cost which is allocated among all investment companies advised or subadvised by the manager.
The
Trust also pays transfer agency fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the manager.

The Trust retains the manager to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under the relevant Advisory Agreement, the
Trust pays the manager investment management fees at the following rates, based on the following amounts of their average daily net assets:

? For Small Cap Fund, Growth Fund and Growth and Income Fund (calculated separately for each Fund), 0.65% of the first
$1 billion; 0.60% of the next $1 billion; 0.55% of the next $1 billion; 0.50% of the next $1 billion; and 0.45% of the average daily net assets in excess of $4 billion.

? For Mid Cap Fund, 0.75% of the Fund's average daily net assets.

? For International Equity Fund, 1.00% of the Fund's average daily net assets.

? For the Government Fund, 0.60% of the first $1 billion;
0.55%
of the next $1 billion; 0.50% of the next $1 billion; 0.45% of the next $1 billion; 0.40% of the next $1 billion; and 0.35% of the Fund's average daily net assets in excess of $5 billion.

? For the Municipal Bond Fund, 0.60% of the first $1 billion;
0.55% of the next $1 billion; 0.50% of the next $1 billion;
and
0.45% of the Fund's average daily net assets in excess of $3 billion.

The manager may, from time to time, agree to waive its investment advisory fees or any portion thereof or elect to reimburse a Fund for ordinary business expenses in excess of an agreed upon amount.

The average daily net assets of each Fund are determined by taking the average of all of the determinations of net asset value of such Fund for each business day during a given calendar month.
Such fee is payable for each calendar month as soon as practicable after the end of that month.


The following table shows expenses paid under the relevant investment advisory agreement during the fiscal year periods ended
October 31, 1999, 1998 and 1997.


 Small
Cap

Internatio
nal Equity

Growth

Growth &
Income

Governmen
t

Municipa
l Bond

Mid Cap
October 31, 1999







Accounting
Services
-
-
-
-
-
-
-
Gross Advisory
Fees
$1,632,814
$545,582
$26,462,
719
$9,381,4
62
$1,320,70
2
$719,565
$73,778*








October 31, 1998







Accounting
Services
-
-
-
-
-
-
-
Gross Advisory
Fees
$1,354,479
$376,585
$23,343,
634
$8,627,1
08
$1,523,61
3
$687,628
-








October 31, 1997







Accounting
Services
$37,198
$21,601
$420,043
$161,748
$55,786
$39,999
-
Gross Advisory
Fees
904,959
267,897
20,533,5
44
7,574,20
9
1,702,968
704,693
-
________________
*Had the manager not waived the management fee and reimbursed certain expenses in order to cap total annual fund expenses, the
Gross Advisory Fees for the Mid Cap Fund would have been
$137,240.

For the fiscal year ended October 31, 1997 and for the period from
November 1, 1997 to December 31, 1997, amounts paid by the Funds under the relevant investment advisory agreements were paid to Van
Kampen American Capital Asset Management Inc. ("VKAC"). VKAC served as the Trust's investment adviser until December 31, 1997, when the SSB Citi replaced VKAC as the manager of each Fund. Prior to December 31, 1997, SSB Citi acted as the Sub-Adviser to
International Equity Fund.

Each Fund's Advisory Agreement provides that the manager shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct. The Advisory Agreements provide that the manager shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct.

Each Advisory Agreement has an initial term of two years and thereafter with respect to each Fund may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities, and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party on 60 days written notice.

Management's discussion and analysis and additional performance information regarding the Funds during the fiscal year ended October 31, 1999 is included in the Annual Report dated October
31, 1999. For PFS Accounts, a copy of the Annual Report may be obtained upon request and without charge from a PFS Investments
Registered Representative or by writing or calling the Trust at the address or phone number listed on page one. For Other Accounts, you may request a copy from you financial professional or call (800) 625-4554.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the Funds, their investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.




DISTRIBUTOR tc "Distributor"

CFBDS, Inc., located at 21 Milk Street, Boston MA 02109-5408
(the
"Distributor"), distributes shares of the Funds as their principal underwriter, and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only those securities sold to the public. Prior to
October 8, 1998, PFS Distributors, Inc. acted as Distributor.

The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor, or PFS Distributors, Inc. or any Other Service Agent (collectively, "Service Agents"), or any of their affiliates, may also pay for certain non-cash sales incentives provided to PFS Investments registered representatives or, as applicable, other financial professionals (collectively, "Financial Professionals").
Such incentives do not have any effect on the net amount invested.
In addition to the reallowances from the applicable public offering price described above, Service Agents may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to Financial
Professionals that sell shares of each Fund.

The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary.
Citigroup and its affiliates may make similar payments under similar arrangements.

The Distributor acts as the principal underwriter of the shares of the Trust pursuant to a written agreement for the Funds ("Underwriting Agreement"). The Distributor has entered into a selling agreement with PFS Distributors, Inc. on behalf of PFS Investments (collectively, "PFS") and with one or more Other Service Agents giving the Service Agents the right to sell shares of each Fund of the Trust on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Trust's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting
Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

Initial Sales Charges - Class A and Class 1.

The following table shows commissions paid as initial sales charges on Class A and Class 1 shares, amounts retained by the Distributor and amounts received by PFS Investments during the periods ended October 31, 1999, 1998, and 1997. Prior to October
8, 1998, PFS Distributors, Inc. acted as Distributor, and prior to the date of this SAI, PFS was the sole Service Agent.


Small
Cap

Mid Cap
Interna
-tional
Equity

Growth

Growth
&
Income

Govern-
ment

Munici-
pal

October 31, 1999







Total Underwriting
Commissions
$1,205,
157
$20,066
$221,11
3
$13,988,
680
$4,069,
851
$541,65
9
$671,77
8
Amount Retained By
Distributor
120,632
3,328
16,578
2,082,11
5
509,045
57,170
38,485
Amount Received By PFS
Investments
1,034,5
25
16,738
204,535
11,906,5
65
3,560,8
05
414,489
633,293








October 31, 1998







Total Underwriting
Commissions*
$3,282,
907
-
$490,02
7
$17,475,
434
$6,769,
989
$732,99
2
$810,57
5
Amount Retained By
Distributor
187,397
-

21,062

2,349,25
5

656,152

67,974

79,312
Amount Received By PFS
Investments
3,095,5
10
-

468,965

15,126,1
79

6,113,8
37

665,018

731,263








October 31, 1997







Total Underwriting
Commissions
$3,846,
082
-
$608,72
6
$18,002,
508
$6,979,
966
$808,85
8
$487,30
3
Amount Retained By
Distributor
251,247
-
37,018
2,787,42
3
825,118
98,702
87,157
Amount Received By PFS
Investments
3,594,8
35
-
571,708
15,215,0
88
6,154,8
48
710,156
400,146

*For the period November 1, 1997 through October 7, 1998 and for the period October 8, 1998 through October 31, 1998, the commissions were as follows:


Name of Fund
11/01/97
through
10/07/98+
10/08/98
through
10/31/98++

Growth
$16,442,770
$1,032,664

Growth & Income
$6,490,528
$279,461

Small Cap
$3,169,461
$113,446

International Equity
$471,895
$18,132

Government
$694,243
$38,749

Municipal Bond
$745,848
$64,727


 +The entire amount was paid to PFS Distributors, Inc.
 ++ The following amounts were paid to PFS Distributors, Inc.:
$929,398, $251,515, $102,101, $16,319, $34,874 and $58,254,
for
the above listed funds, respectively.

PORTFOLIO TURNOVER tc "Portfolio Turnover"

The portfolio turnover rate may vary greatly from year to year as well as within a year. For the 1997, 1998 and 1999 fiscal years, each Fund's portfolio turnover rates were:


Fiscal
Year
Ended
10/31
Small Cap

Mid Cap
Internatio
nal Equity

Growth

Growth &
Income

Government

Municipal
Bond

1999
115%
47%
50%
37%
53%
201%
38%
1998
80%
-
63%
113%
34%
141%
28%
1997
100%
-
57%
165%
93%
104%
50%

DISTRIBUTION PLANS tc "Distribution Plans"

Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares (''distribution expenses'') and servicing its shareholders in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such Rule, the Trust has adopted two Distribution Plans (hereinafter referred to as the ''Class A Plan'' and the ''Class B Plan'') for its Class A shares and Class B shares, respectively. The Rules of Conduct of the National Association of Securities Dealers, Inc. (''NASD Rules'') limit the annual distribution costs and service fees that a mutual fund may impose on a class of shares. The NASD Rules also limit the aggregate amount which a Fund may pay for such distribution costs.

Under the Class A Plan, each Fund pays PFS Distributors, Inc.
and
Salomon Smith Barney, as administrative agents for PFS Accounts and Other Accounts, respectively (the "Administrative Agents") 0.25% per annum of its average daily net assets attributable to such class of shares as a service fee. The service fee is intended to cover shareholder and account maintenance services provided to
Class A shareholders of each Fund by Financial Professionals.

Under the Class B Plan, Class B shares of each Fund are subject to a combined annual distribution fee and service fee at the rate of
1.00% of a Fund's aggregate average daily net assets attributable to such class of shares, which fees are paid to the Administrative
Agents. Payments are made by each Fund under the Class B Plan of
0.25% per annum, and distribution fee payments of 0.75% per annum, of the aggregate average daily net assets attributable to Class B shares. The distribution fee payments are used as compensation for sales and promotional activities and marketing of the Class B shares. The expenditures under the Class B Plan may consist of sales commissions to Financial Professionals for selling Class B shares, compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities, including advertising expenditures related to the Class B shares of a Fund and the costs of preparing and distributing promotional materials with respect to such Class B shares.

The Distributor is entitled to receive the proceeds of the initial sales charge, if any, paid upon the purchase of Class A shares, and said amount is paid to Financial Professionals. PFS and Salomon Smith Barney are entitled to receive the contingent deferred sales charge paid upon certain redemptions of Class B shares directly from the Fund, for PFS Accounts and other Accounts, respectively, for any of the distribution and service expenses described above.

During the period they are in effect, the Class A Plan and the Class B Plan obligate each Fund to pay fees as compensation for service (and for the Class B Plan, distribution) activities, not as reimbursement for specific expenses incurred. Thus, even if such expenses exceed service or distribution fees paid by any Fund, the Fund will not be obligated to pay more than those fees and, if expenses are less than such fees, the Administrative Agents may retain the full fees and realize a profit. Each Fund will pay the applicable service fees and distribution fees until either the applicable Plan is terminated or not renewed. In that event, expenses in excess of service fees and distribution fees received or accrued through the termination date will be the sole responsibility of and not obligations of a Fund. In their annual consideration of the continuation of each Fund's Plans, the Trustees will review each Plan and the corresponding expenses for each class separately.

Actual distribution expenditures incurred by the Administrative
Agents and Service Agents under the Class B Plan for any given year are expected to exceed the fees received by them form the Funds pursuant to the Class B Plan and pursuant to contingent deferred sales charges. Such excess will not be carried forward in future years. If the Class B Plan is terminated or is not continued, the Fund would not be contractually obligated and has no liability to pay for any expenses incurred that have not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

In reporting amounts expended under the Plans to the Trustees, expenses attributable to the sale of both Class A and Class B shares will be allocated to each class based on the ratio of sales of Class A and Class B shares to the sales of both classes of shares. The service fees paid by the Class A shares will not be used to subsidize the sale of Class B shares; similarly, the service fees, if any, and distribution fees paid by the Class B shares will not be used to subsidize the sale of Class A shares.

As required by Rule 12b-1 under the 1940 Act, each Plan and the forms of related service agreements were approved by the Board of
Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to each Plan ("Independent Trustees"). In doing so, the Board of Trustees determined that there is a reasonable likelihood that each Plan will benefit the Trust and its shareholders.

Each Plan requires that the Trustees be provided at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. Unless sooner terminated in accordance with its terms, the
Plans continue in effect so long as such continuance is specifically approved at least annually by the Trustees, including a majority of Independent Trustees.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the relevant class, for any Fund. Any change in any of the Plans that would materially increase the distribution or service expenses borne by a class of a Fund requires shareholder approval by the relevant class; otherwise, it may be amended by a majority of the Trustees, including a majority of the
Independent Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as a Plan is in effect, the selection or nomination of any additional Independent Trustees is committed to the discretion of the Independent Trustees.

For the fiscal year ended October 31, 1999, the aggregate
expenses
for the Small Cap Fund under the Fund's Class A Plan were
$319,921
or 0.25%, respectively, of the Class A shares' average net assets.
For the fiscal year ended October 31, 1999, the Fund's aggregate expenses under the Class B Plan were $1,145,992 or 1.00% of the
Class B shares' average net assets. Such expenses include $277,184 for commissions and transaction fees and $851,583 for fees paid for servicing Class B shareholders and administering the
Class B Plan.

For the fiscal year ended October 31, 1999, the aggregate
expenses
for the Mid Cap Fund under the Fund's Class A Plan were $9,530
or
0.25%, respectively, of the Class A shares' average net
assets.
For the fiscal year ended October 31, 1999, the Fund's
aggregate
expenses under the Class B Plan were $57,514 or 1.00% of the Class B shares' average net assets. Such expenses included $3,846 for commissions and transaction fees and $11,537 for fees paid for servicing Class B shareholders and administering the Class B Plan.

For the fiscal year ended October 31, 1999, the aggregate
expenses
for the International Equity Fund under the Fund's Class A
Plan
were $65,440 or 0.25%, respectively, of the Class A shares'
average net assets.  For the fiscal year ended October 31,
1999,
the Fund's aggregate expenses under the Class B Plan were
$256,597
or 1.00% of the Class B shares' average net assets.  Such
expenses
included $57,908 for commissions and transaction fees and
$173,664
for fees paid for servicing Class B shareholders and administering the Class B Plan.

For the fiscal year ended October 31, 1999, the aggregate expenses for the Growth Fund under the Class A Plan were $659,586 or 0.25%, respectively, of the Class A shares' average net assets. For the fiscal year ended October 31, 1999, the Fund's aggregate expenses under the Class B Plan were $2,669,544 or 1.00% of the Class B shares' average net assets. Such expenses included $618,460 for commissions and transaction fees and $1,855,380 for fees paid for servicing Class B shareholders and administering the Class B Plan.

For the fiscal year ended October 31, 1999, the aggregate
expenses
for the Growth and Income Fund under the Fund's Class A Plan were
$394,715 or 0.25%, respectively, of the Class A shares'
average
net assets. For the fiscal year ended October 31, 1999, the Fund's aggregate expenses under the Class B Plan were $1,751,910 or 1.00% of the Class B shares' average net assets.  Such
expenses
included $416,008 for commissions and transaction and
$1,248,025
for fees paid for servicing Class B shareholders and administering the Class B Plan.

For the fiscal year ended October 31, 1999, the aggregate
expenses
for the Government Fund under the Fund's Class A Plan were
$50,584
or 0.25%, respectively, of the Class A shares' average net assets.
For the fiscal year ended October 31, 1999, the Fund's aggregate expenses under the Class B Plan were $156,434 or 1.00% of the Class B shares' average net assets. Such expenses included $34,991 for commissions and transaction fees and $104,972 for fees paid for servicing Class B shareholders and administering the Class B Plan.

For the fiscal year ended October 31, 1999, the aggregate expenses for the Municipal Bond Fund under the Fund's Class A Plan were $65,278 or 0.25%, respectively, of the Class A shares' average net assets. For the fiscal year ended October 31, 1999, the Fund's aggregate expenses under the Class B Plan were $74,117 or 1.00% of the Class B shares' average net assets. Such expenses included
$15,916 for commissions and transaction fees and $47,749 for fees paid to for servicing Class B shareholders and administering the
Class B Plan.

The Distributor and/or Service Agents bear the cost of printing
(but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising. The Trust pays all expenses attributable to the registrations of its shares under federal and state blue sky laws, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

For the fiscal year ended October 31, 1999, the Distributor and/or
Service Agents incurred the following distribution expenses for the funds:






Fund Name





Advertis
ing



Printing
and
Mailing
of
Prospectu
ses




Support
Service
s




Financial
Profession
als




Intere
st
Expens
e





Total
Small Cap
$3,258
$17,777
-
$403,133
$280,9
24
$705,092
Mid Cap
$174
$1,092
-
$37,540
$7,317
$46,123
Internatio
nal
Equity

$699

$3,833

-

$95,916

$53,64
3

$154,091
Growth
$8,551
$47,829
-
$990,174
$450,9
89
$1,497,5
43
Growth and
Income

$5,387

$29,720

-

$609,161

$364,0
02

$1,008,2
70
Government
$381
$2,126
-
$57,522
$46,84
2
$106,871
Municipal
$372
$2,038
-
$43,524
$16,49
7
$62,431


The Distributor and/or Service Agents will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by the Distributor and/or Service Agents are distribution expenses within the meaning of the Plans and may be paid from amounts received by the Distributor and/or Service Agents from the Trust under the Plans.


PORTFOLIO TRANSACTIONS AND BROKERAGE tc "Portfolio
Transactions
and Brokerage"

The manager is responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of any commissions paid on such transactions. It is the policy of the manager to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the manager seeks the best security price at the most favorable commission rate. From time to time, the Fund may place brokerage transactions with affiliated persons of the manager. In selecting broker/dealers and in negotiating commissions, the manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the
Trust or the manager.

Section 28(e) of the Securities Exchange Act of 1934
("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and
(d) furnishing other products or services that assist the manager or the Subadviser in fulfilling their investment-decision making responsibilities.

Pursuant to provisions of the relevant Advisory Agreement, the Trustees have authorized the manager to cause the Trust to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the manager. The manager is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Trust. The manager undertakes that such higher commissions will not be paid by the Trust unless (a) the manager determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the manager's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws, and
(c)
in the opinion of the manager, the total commissions paid by the
Trust are reasonable in relation to the expected benefits to the
Trust over the long term. The investment advisory fees paid by the Trust under the Advisory Agreements are not reduced as a result of the manager's receipt of research services. During the fiscal year ended October 31, 1999, the Trust directed the payment of $347,989 in brokerage commissions to brokers because of research services provided.

To the extent consistent with the NASD Rules, and subject to seeking best execution and such other policies as the Trustees may determine, the manager may consider sales of shares of the Trust as a factor in the selection of firms to execute portfolio transactions for the Trust.

The manager places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Funds effect their securities transactions may be used by the manager in servicing all of its accounts; not all of such services may be used by the manager in connection with the Funds. In the opinion of the manager, the benefits from research services to the Funds of the Trust and to the accounts managed by the manager cannot be measured separately.
Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the manager, such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.

The manager will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts that the manager may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations among the Trust and other advisory accounts, the main factors considered by the manager over the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

The following table summarizes for each Fund the total brokerage commissions paid.

Fiscal
Year
Ended
10/31
Small Cap

Mid Cap
Internationa
l Equity

Growth

Growth &
Income

Governmen
t

Municipal
Bond

1999
$468,173
$22,328
$163,053
$2,767,64
8
$587,368
-
-
1998
$348,867
-
$142,261
$8,191,23
7
$1,123,715
-
-
1997
$185,242
-
$115,016
$10,105,4
82
$2,428,087
$140,190
-

The Funds may from time to time place brokerage transactions with brokers that may be considered affiliated persons of the manager or the Distributor. Such affiliated persons currently include Salomon Smith Barney (successor to Smith Barney Inc. "Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"), because they are affiliated with the manager. For the periods covered below (including those prior to December 31, 1997, when the manager assumed investment advisory responsibilities from
VKAC), Smith Barney and Robinson Humphrey were affiliated with
PFS
Distributors, Inc., which was the Distributor prior to October
8,
1998.  As of October 31, 1996, Morgan Stanley Group Inc.
("Morgan
Stanley") became an affiliate of VKAC and as of May 31, 1997, Dean
Witter Discover & Co. ("Dean Witter") also became an affiliate of
VKAC. Effective December 31, 1997, Morgan Stanley and Dean Witter were no longer affiliated with the manager or the Distributor (or its predecessor). The Board of Trustees has adopted procedures designed to ensure that commissions paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

The Funds paid the following commissions to affiliated brokers during the periods shown:

				Robinson	Smith
Fiscal 1999 Commissions		Humphrey	Barney

Small Cap			$7,110		$99,800
Mid Cap				-		$240
International Equity		-		$6,872
Growth		 		$3,000		$120,692
Growth & Income		-		$42,940
Government			-		-
Municipal Bond			-		-


Fiscal 1999 Percentage

Small Cap			1.52%		21.32%
Mid Cap				-		1.07%
International Equity		-		4.21%
Growth				0.11%		4.36%
Growth & Income		-		7.31%
Government			-		-
Municipal Bond			-		-



Percentage of Transactions with
Affiliates to Total Transactions
				Robinson	Smith
				Humphrey	Barney

Small Cap			1.20%		14.23%
Mid Cap				-		0.64%
International Equity		-		3.56%
Growth				0.10%		2.84%
Growth & Income		-		5.98%
Government			-		-
Municipal Bond			-		-







				Robinson	Smith
Fiscal 1998 Commissions		Humphrey	Barney

Small Cap			$12,679		$29,294
International Equity		      -0-		    9,442
Growth		 		  34,230		363,234
Growth & Income		    3,300		  99,771
Government			-		-
Municipal Bond			-		-


Fiscal 1998 Percentage

Small Cap			3.63%		8.40%
International Equity		N/A		6.60%
Growth				0.42%		4.43%
Growth & Income		0.29%		8.88%
Government			-		-
Municipal Bond			-		-



Percentage of Transactions with
Affiliates to Total Transactions
				Robinson	Smith
				Humphrey	Barney

Small Cap			3.81%		6.31%
International Equity		-		7.30%
Growth				0.52%		3.94%
Growth & Income		0.15%		9.12%
Government			-		-
Municipal Bond			-		-





				Robinson	Smith		Morgan
	Dean
Fiscal 1997 Commissions		Humphrey	Barney
	Stanley		Witter

Small Cap			-		-		-		-

International Equity		-		-		$9,368

	-
Growth				$4,500		$327,320
	20,688
		$17,100
Growth & Income		-		90,639		375
	-
Government			-		27,848		-
	-
Municipal Bond			-		-		-
	-


Fiscal 1997 Percentage

Small Cap			-		-		-		-
International Equity		-		-		8.14%
	-
Growth				0.04%		3.24%		0.20%
	0.17%
Growth & Income		-		3.73%		0.02%		-
Government			-		19.86%		-
	-
Municipal Bond			-		-		-
	-

Percentage of Transactions with
Affiliates to Total Transactions

Small Cap			-		-		-		-
International Equity		-		-		1.43%
	-
Growth				-		0.04%		-
	0.28%
Growth & Income		-		-		-		-
Government			-		2.34%		-		-
Municipal Bond			-		-		-
	-


DETERMINATION OF NET ASSET VALUE tc "Determination of Net
Asset
Value"

The assets attributable to the Class A, Class B and Class 1 shares of each Fund reflect the value of separate interests in a single portfolio of securities. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class. The net asset value of the shares of each Fund is determined at 4:00 p.m., New York time (or at the close of the New York Stock Exchange (the "Exchange"), if earlier, on each business day on which the Exchange is open.

The value of equity securities is computed by (i) valuing listed or unlisted securities for market quotations are readily available at the prices reported by an independent pricing services, or as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and
(ii) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Board of Trustees. Options on stocks, options on stock indexes and stock index futures contracts and options thereon, which are traded on exchanges, are valued (at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices).

Foreign securities trading may not take place on all days on which the Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open. Events affecting the values of investments that occur between the time their prices are determined and 4:00 p.m. Eastern time on each day that the Exchange is open will not be reflected in a Fund's net asset value unless the manager, under the supervision of the Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Funds.

U.S. Government securities are traded in the over-the-counter market and valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options and interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices.
Debt
securities having a remaining maturity of 60 days or less are valued on an amortized cost basis to the extent this approximates market value.

Municipal Bonds are valued by an independent pricing service. When, in the judgment of the service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at such quoted bid prices (as obtained by the service from dealers in such securities). Other investments are carried at fair value as determined by the service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may employ electronic data processing techniques and/or a matrix system to determine valuations. Any assets which are not valued by the Service would be valued at fair value using methods determined in good faith by the Trustees.

PURCHASE AND REDEMPTION OF SHARES tc "Purchase and Redemption of
Shares"

Alternative Purchase Arrangements. Each Fund offers two Classes of shares to investors purchasing through PFS Accounts and Other
Accounts. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") payable upon certain redemptions. In addition, the Funds offer Class 1 shares only to Eligible Class 1 Purchasers through
PFS Accounts.

In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in a Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because a Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

Reduced or No Initial Sales Charge. The initial sales charge on
Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in a Fund.
In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds listed below under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. Because the ongoing expenses of Class A shares may be lower than those for Class B shares, purchasers eligible to purchase Class A shares at net asset value or at a value or at a reduced sales charge should consider doing so.

Financial Professionals may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B shares is the same as that of the initial sales charge on the Class A shares.

How to Purchase Shares. The procedures for purchasing shares varies according to whether you purchase through a PFS Account or
Other Account:

PFS ACCOUNTS

Initial purchases of shares of each Fund must be made through a
PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to the Sub-Transfer Agent, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the Sub-Transfer Agent. In processing applications and investments, the Sub-Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the
Distributor, in accordance with the terms of the Prospectus. If the Sub-Transfer Agent ceases to act as such, a successor company named by the Trust will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by the
Sub-Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Sub-Transfer Agent. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $27.50 per returned purchase by PFS or the Sub-Transfer Agent.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or
$250 for an IRA or a Self-Employed Retirement Plan in a Fund. Subsequent investments of at least $50 may be made for each Class.
For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in a Fund is $25.
For each Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney,
Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Trust reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the Sub-Transfer Agent or Sub-Transfer Agent prior to the close of regular trading on the NYSE, on any day a
Fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, initial purchases of
Fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Inc. Registered Representative must contact the Sub-
Transfer Agent at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact the Sub-Transfer Agent at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact the Sub-Transfer Agent at (800) 544-5445 between 9:00 a.m. and 6:00 p.m.
eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize the
Sub-Transfer agent to transfer funds from the bank account provided for the amount of the purchase. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $27.50 by PFS or the Sub-Transfer Agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $27.50 by PFS or the Sub-Transfer Agent. Subsequent investments by telephone may not be available if the shareholder cannot reach the Sub-Transfer Agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular subsequent investment procedure described above.

OTHER ACCOUNTS

Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers. Your Service agent is the shareholder of record for the shares of the Fund you own.

Investors may be able to establish new accounts in the fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b)
Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service
Agent and their tax and retirement advisers.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the Sub-Transfer Agent or Service Agent is authorized through preauthorized transfers of $25 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly basis to provide systematic additions to the shareholder's Fund account. For PFS
Accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25, and a shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of
$25.

Initial Sales Charge Alternative - Class A Shares. The sales charges applicable to purchases of Class A shares of the Small
Cap
Fund, International Equity Fund, Mid Cap Fund, Growth Fund and
Growth and Income Fund are as follows:





               Sales Charge

Dealers'
Reallowance as % of
     Offering Price
Amount of
Investment

% of
Offering Price
% of
Amount Invested





Less than  $ 25,000
5.00%
5.26%
4.50%
$ 25,000 -  49,999
4.00
4.17
3.60
50,000 -  99,999
3.50
3.63
3.15
100,000 - 249,999
3.00
3.09
2.70
250,000 - 499,999
2.00
2.04
1.80
500,000 and over
*
*
*

The sales charges applicable to purchases of Class A shares of Government Fund and Municipal Fund are as follows:




               Sales Charge

Dealers'
Reallowance as % of
     Offering Price

Amount of
Investment

% of
Offering Price
% of
Amount Invested





Less than  $ 25,000
4.50%
4.71%
4.05%
$ 25,000 -  49,999
4.00
4.17
3.60
50,000 -  99,999
3.50
3.63
3.15
100,000 - 249,999
2.50
2.56
2.25
250,000 - 499,999
1.50
1.52
1.35
500,000 and over
*
*
*

*	Purchases of Class A shares of $500,000 or more will be
made at
net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to the Administrative Agent, which in turn pays Service Agent to compensate their Financial Professionals whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B shares is waived. See ''Deferred Sales Charge Alternatives'' and ''Waivers of CDSC.''

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended. The reduced sales charges shown above apply to the aggregate of purchases of Class A
Shares of a Fund made at one time by ''any person'', which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Initial Sales Charge Waivers. The initial sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

PFS ACCOUNTS

Purchases of Class A shares through PFS Accounts may be made at net asset value without a sales charge in the following circumstances:

(a) sales to Board Members and employees of Citigroup and its subsidiaries;
(b) sales to Board Members of the Smith Barney Mutual Funds or any other mutual funds for which members of Citigroup act as investment advisor, administrator or service agent (including retired Board Members); the immediate families of such persons (including the surviving spouse of a deceased Board Member); and to a pension, profit-sharing or other benefit plan for such persons;
(c) sales to employees of member firms of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(d) issuance to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;
(e) purchases by shareholders who have redeemed Class A shares in a
Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are sold with a maximum sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption;
(f) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup;
(g) sales through Financial Professionals of Service Agents where the amounts invested represent the redemption proceeds from other investment companies, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, (ii) the shareholder paid an initial sales charge on such redeemed shares and (iii) the shares redeemed were not subject to a deferred sales charge;
(h) direct rollovers by plan participants of distributions from a
401(k) plan enrolled in the Salomon Smith Barney 401(k)
Program
(note: subsequent investments will be subject to the applicable sales charge);
(i) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and
(j) purchases by investors participating in a Salomon Smith Barney fee based arrangement.

PFS may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Investments. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

In addition, Class A shares of the Funds may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the ''Primerica Plan'') for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (''ERISA''). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the
Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered
Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. PFS may pay PFS
Investments Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact the Sub-Transfer Agent at (800) 544-5445 for further information and appropriate forms.

OTHER ACCOUNTS

In certain circumstances, the initial sales charge imposed on purchases of Class A shares through Other Accounts, and the CDSC imposed upon sales of Class A or Class B shares through Other Accounts, are waived. Waivers are generally instituted in order to promote good will with persons or entities with which Citibank or the Distributor or their affiliates have business relationships, or because the sales effort, if any, involved in making such sales is negligible, or, in the case of certain CDSC waivers, because the circumstances surrounding the sale of Fund shares were not foreseeable or voluntary. These sales charge waivers may be modified or discontinued at any time.

Class A shares may be purchased through Other Accounts without
a
sales charge by:

(a) tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code;
(b) trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority;
(c) accounts for which Citibank or any subsidiary or affiliate of
Citibank performs investment advisory services or charges fees for acting as custodian;
(d) directors or trustees (and their immediate families), and retired directors and trustees (and their immediate families), of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a service agent;
(e) employees of Citibank and its affiliates, CFBDS, Inc. and its affiliates or any Service Agent and its affiliates (including immediate families of any of the foregoing), and retired employees of Citibank and its affiliates or CFBDS, Inc. and its affiliates (including immediate families of the foregoing);
(f) investors participating in a fee-based or promotional arrangement sponsored or advised by Citibank or its affiliates;
(g) investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services;
(h) employees of members of the National Association of Securities
Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(i) separate accounts used to fund certain unregistered variable annuity contracts;
(j) direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees;
(k) shareholder accounts established through a reorganization or similar form of business combination approved by a Fund's Board of Trustees or by the Board of Trustees of any other CitiFund or mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) the terms of which entitle those shareholders to purchase shares of a Fund or any other CitiFund at net asset value without a sales charge;
(l) employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements as may be established by CFBDS, Inc. with respect to the amount of purchase; currently, the amount invested by the qualified plan in a Fund or in any combination of CitiFunds must total a minimum of $1 million;
(m) accounts associated with Copeland Retirement Programs;
(n) investors purchasing $500,000 or more of Class A shares; in determining whether a contingent deferred sales charge on Class
A shares is payable, see "Deferred Sales Charge Alternatives" below in this section;
(o) subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a Concert Investment Series(r) Fund), if:

- the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and

- the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund;

(p) an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with CFBDS, Inc.
from
another investment firm within six months prior to the date of purchase by the investor, if:

- the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds

- the redemption is made within 60 days prior to the investment in a Fund, and

- the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption.

Volume Discounts. The "Amount of Investment'' referred to in the sales charge table set forth above under "Initial Sales Charge Alternative-Class A Shares'' includes the purchase of Class A shares in a Fund and, in the case of PFS Accounts, of certain other Concert and Smith Barney mutual funds. A person eligible for a volume discount includes: an individual; members of a family unit comprising a husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code; or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

PFS ACCOUNTS

Cumulative Purchase Discount. The reduced sales load reflected in the sales charge tables applies to purchases of Class A and Class
1 shares of the various Funds. An aggregate investment includes all shares of all of the Funds (and any other eligible funds, as described above), plus the shares being purchased. The current offering price is used to determine the value of all such shares.
The same reduction is applicable to purchases under a Letter of
Intent as described below. PFS Investments must notify the Distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the Distributor or the Sub-Transfer Agent confirm the investor's representations concerning his holdings.

OTHER ACCOUNTS

Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:

(a) have been in existence for more than six months;
(b) have a purpose other than acquiring Fund shares at a discount;
(c) satisfy uniform criteria that enable CFBDS, Inc. to realize economies of scale in its costs of distributing shares;
(d) have more than ten members;
(e) be available to arrange for group meetings between representatives of the Funds and the members;
(f) agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to the distributor; and
(g) seek to arrange for payroll deduction or other bulk transmission of investments to the Funds.

Letter of Intent.   A Letter of Intent for amounts of $50,000
or
more for PFS Accounts, and $25,000 or more for other Accounts, provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes purchases of all Class A shares of each Fund and, in the case of PFS Accounts, other Smith Barney Mutual Funds, offered with a sales charge over a 13-month period based on the total amount of intended purchases plus all Class A and Class 1 shares previously purchased and still owned. An alternative is to compute the 13-
month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your Service Agent to obtain a Letter of Intent application.

PFS ACCOUNTS

A Letter of Intent applies to purchases of Class A shares of all
Funds and Class 1 shares of all Funds. When an investor submits a
Letter of Intent to attain an investment goal within a 13-month period, the Sub-Transfer Agent escrows shares totaling 5% of the dollar amount of the Letter of Intent in the name of the investor.
The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the
Service Agent or, if not paid, the Service Agent will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

OTHER ACCOUNTS

Subject to acceptance by CFBDS, Inc., the Funds' distributor, and the conditions mentioned below, each purchase under a letter of intent will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

(a) The shareholder or, if the shareholder is a customer of a Service Agent, his or her Service Agent must inform CFBDS that the letter of intent is in effect each time shares are purchased;
(b) The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below;
(c) A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if CFBDS is informed in writing of this intent within the 90-day period;
(d) The value of shares of a Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases;
(e) Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Sub-Transfer Agent or a Service Agent stating that the shares were paid for by the person signing the letter;
(f) Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent; and
(g) The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Sub-Transfer Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the Sub-Transfer Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

Deferred Sales Charge Alternatives. CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (i) Class
B shares and (ii) Class A shares that were purchased without an initial sales charge but subject to a CDSC. Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.






Years Since Purchase
Payment Was Made
CDSC Applicable to
Small Cap Fund, Mid
Cap Fund,
International Equity
Fund, Growth Fund and
Growth and Income Fund


CDSC Applicable to
Government Fund and
Municipal Fund
First
5.00%
4.50%
Second
4.00
4.00
Third
3.00
3.00
Fourth
2.00
2.00
Fifth
1.00
1.00
Sixth and thereafter
0.00
0.00

Class B Conversion Feature. Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B shares acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend
Shares) owned by the shareholder. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer
Class A shares than the number of Class B shares converted, although the dollar value will be the same.

Class B shares of a Fund purchased in PFS Accounts prior to December 31, 1997 and subsequently redeemed will remain subject to the CDSC at the rates applicable at the time of purchase.

In determining the applicability of any CDSC or the conversion feature described above, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount that represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

For the year ended October 31, 1999, CDSCs paid for Class B shares were approximately:


Fund			CDSC
Small Cap:		$510,297
Mid Cap:		$6,541
Government:		$113,375
Growth:			$767,965
Growth and Income:	$639,210
International Equity:	$68,326
Municipal Bond:		$55,804

Waiver of CDSC.

PFS ACCOUNTS

For PFS Accounts, the CDSC generally is waived on exchanges and on redemptions of Class A and Class B shares in the circumstances described below:

(a)  Redemption Upon Disability or Death

The Trust may waive the CDSC on redemptions following the death or disability of a Class A or Class B shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Trust does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Sub-Transfer Agent will require satisfactory proof of death or disability before it determines to waive the CDSC.

In cases of disability or death, the CDSC may be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

(b)  Redemption in Connection with Certain Distributions from
Retirement Plans

The Trust may waive the CDSC when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge may be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more of the Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also may be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge may be waived on any minimum distribution required to be distributed in accordance with Code
Section 401(a)(9).

The Trust does not intend to waive the CDSC for any distributions from IRAs or other Retirement Plans not specifically described above.

(c)  Redemption Pursuant to the Trust's Systematic Withdrawal
Plan

A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in a
Fund. Under the Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan.
The CDSC may be waived on redemptions made under the Plan.

The amount of the shareholder's investment in a Fund at the
time
the election to participate in the Plan is made with respect to
the Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such Fund without the imposition of a CDSC may not exceed a maximum of
12%
annually of the shareholder's initial account balance. The Trust reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.

(d)  Involuntary Redemptions of Shares in Accounts that Do Not
Have the Required Minimum Balance

The Trust reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Any involuntary redemption may only occur if the shareholder account is less than the amount specified in the Prospectus due to shareholder redemptions. The Trust may waive the CDSC upon such involuntary redemption.

(e)  Redemption by manager

The Trust may waive the CDSC when a total or partial redemption is made by the manager with respect to its investments in a Fund.

OTHER ACCOUNTS

See "Initial Sales Charge Waivers-Other Accounts". There is no
CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

The CDSC will be waived for Other Accounts in connection with:

(a) a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death;
(b) a lump sum or other distribution in the case of an Individual
Retirement Account (IRA), a self-employed individual retirement plan (Keogh Plan) or a custodian account under Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2;
(c) a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan;
(d) a redemption resulting from a tax-free return of an excess contribution to an IRA; and
(e) redemptions made under a Fund's Systematic Withdrawal
Plan.

Purchases of Class 1 Shares.   Class 1 shares are offered only
through PFS Accounts, and only to Eligible Class 1 Purchasers, at the next determined net asset value plus a sales charge, as set forth below.

Small Cap Fund, International Equity Fund, Mid Cap Fund,
Growth
Fund and Growth and Income Fund



Size of Investment

As % of
Net Amount
Invested


As % of
Offering
Price
Reallowed to
PFS
(as a % of
Offering
Price)*
Less than $10,000
9.29%
8.50%
7.00%
$     10,000 but less than
$    25,000
8.40%
7.75%
6.25%
$     25,000 but less than
$    50,000
6.38%
6.00%
5.00%
$     50,000 but less than
$  100,000
4.71%
4.50%
3.75%
$   100,000 but less than
$   250,000
3.63%
3.50%
3.00%
$   250,000 but less than
$   400,000
2.56%
2.50%
2.00%
$   400,000 but less than
$   600,000
2.04%
2.00%
1.60%
$   600,000 but less than
$5,000,000
1.01%
1.00%
0.75%
$5,000,000 or more
0.25%
0.25%
0.20%




Government Fund



Size of Investment


As % of
Net Amount
Invested



As % of
Offering
Price

Reallowed to
PFS
(as a % of
Offering
Price)*
Less than $25,000
7.24%
6.75%
6.00%
$     25,000 but less than
$     50,000
6.10%
5.75%
5.00%
$     50,000 but less than
$   100,000
4.44%
4.25%
3.50%
$   100,000 but less than
$   250,000
3.63%
3.50%
2.75%
$   250,000 but less than
$   500,000
2.56%
2.50%
2.00%
$   500,000 but less than
$1,000,000
2.04%
2.00%
1.60%
$1,000,000 but less than
$2,500,000
1.01%
1.00%
0.75%
$2,500,000 but less than
$5,000,000
0.50%
0.50%
0.40%
$5,000,000 or more
0.25%
0.25%
0.20%

Municipal Bond Fund




Size of Investment



As % of
Net Amount
Invested



As % of
Offering
Price


Reallowed
to PFS   (as
a % of
Offering
Price)*
Less than $100,000
4.99%
4.75%
4.25%
$   100,000 but less than
$   250,000
3.90%
3.75%
3.25%
$   250,000 but less than
$   500,000
3.09%
3.00%
2.50%
$   500,000 but less than
$1,000,000
2.04%
2.00%
1.60%
$1,000,000 but less than
$2,500,000
1.01%
1.00%
0.75%
$2,500,000 but less than
$5,000,000
0.50%
0.50%
0.40%
$5,000,000 or more
0.25%
0.25%
0.20%

*	Additionally, PFS Distributors, Inc. pays to PFS
Investments a
promotional fee calculated as a percentage of the sales charge reallowed to PFS. The percentage used in the calculation is 3%.

The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, Service Agents or their affiliates may also pay for certain non-cash sales incentives provided to financial professionals. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, Service Agents may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to financial professionals that sell shares of the Trust.

Class 1 shares may be purchased at net asset value by the Primerica Plan for Eligible Class 1 Purchasers participating in the Primerica Plan, subject to the provisions of ERISA. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the
Primerica Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered
Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses.
The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. PFS may pay PFS Investment Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the
Distributor. Contact the Sub-Transfer Agent at (800) 544-5445 for further information and appropriate forms.

Investors purchasing Class 1 shares may under certain circumstances be entitled to reduced sales charges. The circumstances under which such investors may pay reduced sales charges are the same as those described above under ''Purchases of
Shares-''Volume Discounts'' and ''Letter of Intent.''


EXCHANGE PRIVILEGE tc "Exchange Privilege"

Exchange privilege - General.

Class A Exchanges. Class A shareholders of each Fund who wish to exchange all or a portion of their shares for Class A shares in any funds eligible for the exchange privilege may do so without imposition of any charge.

Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by the Fund then owned, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.


PFS ACCOUNTS

For PFS Accounts, shares of each class of a Fund may be exchanged at the net asset value next determined for shares of the same class in the other Funds of the Trust and in the following funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class 1 shares into a fund that does not offer Class 1 shares may be made for Class A shares of such fund. Exchanges are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

-Concert Peachtree Growth Fund

-Concert Social Awareness Fund

-Smith Barney Appreciation Fund Inc.

-Smith Barney Concert Allocation Series Inc.-Balanced
Portfolio

-Smith Barney Concert Allocation Series Inc.-Conservative
Portfolio

-Smith Barney Concert Allocation Series Inc.- Growth
Portfolio

-Smith Barney Concert Allocation Series Inc.-High Growth
Portfolio

-Smith Barney Concert Allocation Series Inc.-Income
Portfolio

-Smith Barney Investment Grade Bond Fund

-*Smith Barney Money Funds, Inc.-Cash Portfolio

-**Smith Barney Exchange Reserve Fund

 *	Available for exchange with Class A shares of a Fund.
**	Available for exchange with Class B shares of a Fund.

Shareholders who establish telephone transaction authorization on their account may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline the telephone transaction option on the account application. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. Exchanges between funds involving exact registrations do not require a signature guarantee.

OTHER ACCOUNTS

For Other Accounts, Class A and Class B shares of a Fund may be exchanged for shares of the same class in any other Fund of the
Trust, or for shares of the same class of CitiFunds Cash
Reserves.



Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a Fund's performance and its shareholders. The Trust may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of each Fund's other shareholders. In this event, the Trust may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination by the Trust, the Trust will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the other funds eligible for the exchange privilege, and the shareholder would be expected to maintain such investment for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

By use of the exchange privilege, the investor authorizes the Sub-
Transfer Agent to act on written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by the Sub-Transfer Agent to be genuine. The Sub-Transfer Agent's records of such instructions are binding.

For purposes of determining the sales charge rate previously paid on Class A (and for PFS Accounts, Class 1 shares) of a Fund, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sales charge rate was previously paid is deemed exchanged first.

Exchange requests received on a business day prior to the time shares of a Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in a fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new fund into which the shareholder is investing will also normally be purchased at the net asset value per share next determined on the date of receipt. Exchange requests received on a business day after the time shares of the Funds involved in the request are priced will be processed on the next business day in the manner described above.

Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a redemption of shares, which is a taxable transaction. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. Each Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

Redemption-General. In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent (in the case of PFS Accounts, the Sub-Transfer Agent). Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-Transfer Agent (in the case of PFS Accounts, the Sub-Transfer Agent) of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent (in the case of PFS Accounts, the Sub-Transfer Agent) may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. A redemption of shares is a taxable transaction for the shareholder.

The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

PFS ACCOUNTS

Shareholders may redeem for cash some or all of their shares of a
Fund at any time by sending a written request in proper form directly to the Sub-Transfer Agent, PFS Shareholder Services, at
3100 Breckinridge Blvd, Bldg. 200, Duluth, Georgia 30099-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the
Sub-Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Sub-Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

A shareholder may utilize the Sub-Transfer Agent's Telephone Redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and
(d)
the proceeds of the redemption do not exceed $50,000.
403(b)(7)
accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting the Sub-Transfer Agent at (800) 544-5445 between 9:00 a.m. and 6:00 p.m.
eastern
time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach the Sub-Transfer Agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the
Fund's regular redemption procedure described above.

A shareholder may utilize the Sub-Transfer Agent's FAX to redeem the shareholder's account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Sub-Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

After following the redemption guidelines stated in the Prospectus and SAI, a shareholder may elect to have the redemption proceeds transferred via Wire or ACH directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account included with the application or with no changes within the previous 30 days) as long as the bank account is registered in the same name(s) as the account with the Fund. Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a
$25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the Automated
Clearing House (ACH). If the proceeds are not to be transferred to the bank account of record or mailed to the registered owner, the request must be submitted in writing and a signature guarantee will be required from all shareholders. Redemption proceeds will normally be sent to the designated bank account on the next business day following the redemption, and should ordinarily be credited to the shareholder's bank account by his/her bank within
48 to 72 hours for wire transfers and 72 to 96 hours for ACH transfers.

OTHER ACCOUNTS

Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders for its customers.

Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Sub-Transfer
Agent or, if they are customers of a Service Agent, their Service
Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

Automatic Cash Withdrawal Plan.   Each Fund offers
shareholders an
automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of a specified amount.

PFS ACCOUNTS

For PFS Accounts, the amount of each withdrawal must be at least
$50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a Fund. The Trust reserves the right to involuntarily liquidate any shareholder's account in a Fund if the aggregate net asset value of the shares held in that Fund account is less than $500. (If a shareholder has more than one account in a Fund, each account must satisfy the minimum account size.) The Trust, however, will not redeem shares based solely on market reductions in net asset value. Before the
Trust exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

OTHER ACCOUNTS

For shareholders who hold shares through Other Accounts, there is a limit of one withdrawal per month under the plan.

If you redeem Class A or Class B shares under the plan that are subject to a CDSC, you are not subject to any CDSC applicable to the shares redeemed, but the maximum amount that you can redeem under the Plan in any year is limited to 10% of the average daily balance in your account. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the plan, you must complete the appropriate forms provided by your Service Agent.

Additional Purchase and Sale Information.

PFS ACCOUNTS

Neither the Series or its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Series reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Check Writing Privilege. This option is available for non-retirement plan accounts that are not subject to a contingent deferred sales charge in the Concert Investment Series(r) Government
Fund, Concert Investment Series(r) Municipal Bond Fund (A
Shares and
Class 1 Shares only).  Checks must be written for at least
$250.
Each book of 10 check costs $7.50 which will be deducted form your account balance.

OTHER ACCOUNTS

Each Service Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

Investors may be able to establish new accounts in the Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b)
Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service
Agent and their tax and retirement advisers.

Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent or, if they are customers of a Service Agent, their Service
Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone, Social
Security number, and account number. If these or other reasonable procedures are not followed, the Funds, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.


DISTRIBUTIONS AND FEDERAL TAXES tc "Dividends, Distributions and
Federal Taxes"

Small Cap Fund, International Equity Fund, Mid Cap Fund and
Growth
Fund distribute dividends and capital gains annually; Growth
and
Income Fund declares and pays dividends quarterly. Government Fund and Municipal Bond Fund declare and distribute dividends
monthly.   The per share dividends on Class B shares of each
Fund
will be lower than the per share dividends on Class A and Class 1 shares as a result of the distribution fees and incremental transfer agency fees, if any, applicable to the Class B shares.
Each Fund intends similarly to distribute to shareholders any taxable net realized capital gains (the excess of net long-term capital gain over net short-term capital loss). Taxable net realized capital gains are the excess, if any, of the Fund's total profits on the sale of securities and certain other transactions during the year over its total losses on such sales and transactions, including capital losses carried forward from prior years in accordance with the tax laws. Such capital gains, if any, are distributed at least once a year. All income dividends and capital gains distributions are reinvested in shares of a Fund at net asset value without sales charge on the record date, except that any shareholder may otherwise instruct the shareholder service agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment.

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. By so qualifying, a Fund will not be subject to federal income tax on amounts paid by it as dividends and distributions to shareholders in compliance with the
Code's timing and other requirements. If any Fund were to fail to qualify as a regulated investment company under the Code, all of its income (without deduction for income dividends or capital gain distributions paid to shareholders) would be subject to tax at corporate rates. A Fund will be subject to a nondeductible, 4% federal excise tax if it fails to meet certain distribution requirements with respect to each calendar year, generally applicable to its ordinary (taxable) income for that year and the excess of its capital gains over its capital losses for the one-year period ended on October 31 of that year. The Funds intend generally to make distributions sufficient to avoid or minimize any liability for the excise tax. Each Fund expects to be treated as a separate entity for purposes of determining its federal tax treatment.

Municipal Bond Fund

The Code permits a regulated investment company whose assets consist primarily of tax-exempt Municipal Bonds to pass through to its investors, tax-exempt, net interest income as "exempt-interest dividends". In order for Municipal Bond Fund to be eligible to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter, at least 50% of the aggregate value of the
Fund's assets must consist of obligations that pay interest exempt from taxation under Section 103(a) of the Code. In addition, the
Fund must distribute at least (i) 90% of the excess of its tax-exempt interest income over certain disallowed deductions, and
(ii) 90% of its "investment company taxable net income" (i.e., its ordinary taxable income and the excess, if any, of its net short-term capital gain over any net long-term capital loss) recognized by the Fund during the taxable year.

Not later than 60 days after the close of its taxable year, Municipal Bond Fund will notify its shareholders of the portion of the dividends paid by the Fund to the shareholders for the
taxable
year which constitutes exempt-interest dividends. The
aggregate
amount of dividends so designated cannot exceed, however, the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the
Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the dividend. Shareholders are required to report their receipt of tax-exempt interest, including exempt-interest dividends, on their Federal income tax returns.

Although exempt-interest dividends generally may be treated by Municipal Bond Fund's shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder should be treated as a "substantial user" or a "related person" with respect to any of the tax-exempt obligations held by the Fund.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of Municipal Bond Fund is not deductible for federal income tax purposes. If a shareholder receives an exempt-interest dividend any capital loss on the sale or exchange of the shares with respect to which the dividend is received will be disallowed to the extent of the amount of such exempt-interest dividend if the shares are not held for more than six months.

Although Municipal Bond Fund does not intend to acquire bonds the interest on which is a specific item of tax preference for alternative minimum tax purposes, its exempt-interest dividends may nevertheless result in or increase a corporate shareholder's liability for the corporate alternative minimum tax, because tax-exempt interest, including exempt-interest dividends that are not items of tax preference, is taken into account in determining a corporation's potential liability for this tax.

The Code also requires a shareholder who receives exempt-interest dividends to, in some cases, treat as taxable income a portion of certain otherwise non-taxable social security or railroad retirement benefits.

Shareholders should also consider, in determining when to redeem any shares of Municipal Bond Fund, that the Fund declares and distributes its exempt-interest dividends monthly. The net asset value of shares redeemed shortly before the end of a month will include tax-exempt interest accrued for that month but not yet declared as an exempt-interest dividend. The amount of the redemption proceeds attributable to this accrued tax-exempt interest will not be treated as tax-exempt interest, but instead will be part of the shareholder's redemption proceeds potentially subject to taxation.

If, during any taxable year, Municipal Bond Fund realizes net capital gains (the excess of net long-term capital gain over net short-term capital loss) from the sale or other disposition of Municipal Bonds or other assets, the Fund will have no tax liability with respect to such gains if they are distributed to shareholders. Distributions designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held his or her shares. Not later than 60 days after the close of the Fund's taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during the year which constitute capital gain.

While Municipal Bond Fund expects that a major portion of its investment income will constitute tax-exempt interest, a portion may consist of "investment company taxable income" and "net capital gain". For example, income or gains from certain taxable investments or transactions, including sales of securities, options and futures transactions, repurchase agreements, securities lending, the recognition of accrued market discount, and the disposition of rights to when-issued securities prior to issuance, are included in investment company taxable income or net capital gain. Distributions of investment company taxable income are taxable as ordinary income, and distributions of net capital gain are taxable as long-term capital gains.

All Funds

Dividends from net investment income and any excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. A portion of dividends taxable as ordinary income paid by Small Cap Fund, International Equity Fund, Mid Cap Fund, Growth Fund and Growth and Income Fund may qualify for the 70% dividends received deduction for corporations. Qualifying dividends include only dividends attributable to dividends a Fund receives from U.S. domestic corporations with respect to stock for which the Fund satisfies applicable holding period requirements.

The portion of the dividends received from a Fund which qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for less than 46 days (91 days for certain preferred stock). The
Fund's holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more positions in substantially similar or related property. The dividends-received deduction will be allowed only with respect to dividends on Fund shares for which a corporate shareholder satisfies the same holding period rules applicable to the Fund.

Receipt of dividends that qualify for the dividends-received reduction may increase a corporate shareholder's liability, if any, for the alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its Fund shares may be reduced by the receipt of "extraordinary dividends" from the Fund and, to the extent such basis would be reduced below zero, current recognition of income would be required.

For federal income tax purposes, dividends declared by a Fund in
October, November or December as of a record date in such a month and which are actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they are declared. These dividends will be taxable to shareholders as if actually received on December 31 rather than in the year in which shareholders actually receive the dividends.

A capital gain dividend (i.e., a dividend from the excess of a Fund's net long-term capital gain over its net short-term capital loss) received after the purchase of the shares of any of the Funds reduces the net asset value of the shares by the amount of the distribution and will nevertheless be subject to income taxes.
The same is true of dividends treated as ordinary income, as described above. Investors may therefore wish to avoid purchasing
Fund shares shortly before an anticipated dividend (other than an exempt-interest dividend from Municipal Bond Fund) or capital gain dividend in order to avoid being taxed on a distribution that is economically a return of a portion of the purchase price. These capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares. Any loss on the sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent of any capital gain dividend paid on such shares. All dividends and distributions are taxable to the shareholder in the same manner whether or not reinvested in shares. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Fund.

If shares of a Fund purchased subject to a sales charge are sold or exchanged within 90 days of acquisition, and shares of the same or another mutual fund are acquired, to the extent the sales charge on the initial purchase is reduced or waived on the subsequent acquisition, the sales charge may not be used to determine the basis in the disposed shares for purposes of determining gain or loss. To the extent the sales charge is not allowed in determining gain or loss on the initial shares, it is capitalized in the basis of the subsequent shares. Additionally, any loss realized on a redemption or exchange of Fund shares may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days, beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Fund shares.

Periodic withdrawals under the systematic withdrawal plan involve redemptions of shares, which may result in tax liability for the redeeming shareholder. Additionally, any redemption of shares is a potentially taxable transaction, even if a reinvestment privilege is later exercised.

Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30%
under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws.
Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

Back-up Withholding. Each Fund is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Fund with a correct taxpayer identification number, who fails to report fully dividend or interest income or who fails to certify to the
Trust that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his or her social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

The Code includes special rules applicable to certain listed options (excluding equity options as defined in the Code), futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are generally classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss").
Such contracts, when held by the Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes
("marked-to-market"). Over-the-counter options, equity options, and certain other options or future contracts are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

Certain transactions in options, futures contracts, or options on futures contracts may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain conditions are met.

The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code.
No determination has been reached to make any of these elections.

The effect of the tax rules described above with respect to options and futures contracts may be to change the amount, timing and character of a Fund's income, gains and losses and therefore of its distributions to shareholders.

These rules also generally apply to options, futures and forward contracts relating to foreign currency, except that (1) options, futures and forward contracts on certain foreign currencies are not governed by Section 1256, (2) gains and losses on foreign currency forward contracts are generally treated as ordinary income and losses, and (3) gains and losses on a Fund's foreign currency options and futures contracts that are not governed by
Section 1256, if any, are generally treated as ordinary income and loss.

Additionally, under the Code gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are treated as ordinary income or loss.

If a Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the Fund to its shareholders in a manner that satisfies the distribution requirements referred to above. If a Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Fund. A Fund generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income
(rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.

A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies, partnerships or trusts in which the Fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund's investments in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Dividends or other income (including, in some cases, capital gains) received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases.
If eligible, the International Equity Fund will determine whether to make an election to treat any qualified foreign income taxes paid by it as paid by its shareholders. In determining whether to make this election, the Fund will take into consideration such factors as the amount of foreign taxes paid and the administrative costs associated with making the election. If the election is made, shareholders of the Fund would be required to include their respective pro rata portions of such qualified foreign taxes in computing their taxable income and would then generally be entitled to credit such amounts against their United States federal income taxes due, if any, provided that certain holding period requirements are satisfied, or to include such amounts in their itemized deductions, if any. For any year for which it makes such an election, the International Equity Fund will report to its shareholders (shortly after the close of its fiscal year) the amount per share of such foreign taxes that must be included in the shareholder's gross income and will be potentially available as a credit or deduction, subject to the limitations generally applicable under the Code. The other Funds will not qualify to make this election, and consequently their shareholders will not report on their own tax returns their shares of the foreign taxes paid by these Funds.

Municipal Bond Fund may acquire an option to "put" specified portfolio securities to banks or municipal bond dealers from whom the securities are purchased. See "Investment Practices - Stand-By Commitments." The Fund has been advised by its legal counsel that it will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put;
and the interest on the Municipal Securities will be tax-exempt to the Fund. Counsel has pointed out that although the Internal Revenue Service has issued a favorable published ruling on a similar but not identical situation, it could reach a different conclusion from that of counsel. Counsel has also advised the Fund that the Internal Revenue Service presently will not ordinarily issue private letter rulings regarding the ownership of securities subject to stand-by commitments.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect, and no attempt is made to describe special tax rules that may be applicable to certain categories of shareholders, such as tax-exempt or tax-deferred entities or retirement plans, insurance companies, and financial institutions.
For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.


OTHER INFORMATION tc "Other Information"

Performance Information

From time to time a Fund may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class 1, Class A and Class B shares of each Fund. These figures are based on historical earnings and are not intended to indicate future performance. The
Trust may include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment
Technologies Inc., Changing Times, Forbes, Fortune,
Institutional
Investor, Investors Daily, Money, Morningstar Mutual Fund
Values,
The New York Times, USA Today and The Wall Street Journal.

Yield

A Portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b/(c*d))/l] + 1)6 - 1], where

	a = dividends and interest earned during the period
	b = expenses accrued for the period (net of
reimbursement)
	c =	the average daily number of shares outstanding
during
the period that were entitled to receive dividends
	d = the maximum offering price per share on the last day of the period

For the purpose of determining the interest earned (variable
"a"
in the formula) on debt obligations purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l+T)/n = ERV, where:

	P		=	a hypothetical initial payment of $
1,000
	T		=	average annual total return
	n		=	number of years
	ERV	= 	Ending Redeemable Value of a Hypothetical $
1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



The average annual total return (computed in the manner described in the Prospectus) and yield for each Fund are shown in the table below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each Fund's investment objectives and policies as well as the risks incurred in each Fund's investment practices.

							Class 1
	Class
A		Class B
							Shares
	Shares
		Shares

Small Cap Fund

i)	total return for one year period ended		22.10%

	26.37%		27.00%
	10/31/99
total return since inception
	(based on inception date of 2/21/95)		--
	18.04%		18.33%
total return since inception
	(based on inception date of 8/08/96)  		10.93%

	--		--

Mid Cap Fund

i)	total return since inception
	(based on inception date of 3/15/99)		(3.76)%

	0.08%		(0.37)%

International Equity Fund

i)	total return for one year period ended
	10/31/99						56.36%
	61.69%		63.98%
ii)	total return since inception
	(based on inception date of 3/17/95)		--
	22.62%		22.98%
iii)	total return since inception
	(based on inception date of 8/08/96)		21.23%

	--		--

Growth Fund

i)	total return for one year period ended
	10/31/99						24.07%
	28.47%		29.31%
ii)	total return for five year period ended
	10/31/99						21.40%
	--		--
iii)	Total return for the ten year period ended
	10/31/99						15.73%
	--		--
iv)	total return since inception
	(based on inception date of 4/14/87)		13.78%

	--		--
v)	total return since inception
	(based on inception date of 8/18/96)		--
	23.94%		24.63%

Growth and Income Fund

i)	total return for one year period ended
	10/31/99						10.05%
	13.90%		14.03%
ii)	total return for five year period ended
	10/31/99						18.08%
	--		--
iii)	total return for ten year period ended
10/31/99						13.67%
	--		--
iv)	total return since inception
	(based on inception date of 4/14/87)		12.06%

	--		--
v)	total return since inception
	(based on inception date of 8/18/96)		--
	18.75%		19.32%

							Class 1
	Class
A		Class B
							Shares
	Shares
		Shares
Government Fund

i)	total return for one year period ended
	10/31/99	  					(9.68)%
	(7.83)%		(8.29)%
ii)	total return for five year period ended
	10/31/99	     					4.69%		--

	--
iii)	total return for ten year period ended
10/31/99						5.67%		--
	--
iv)	total return since inception
	(based on inception date of 4/14/87)		6.11%
	--		--
v)	total return since inception
	(based on inception date of 8/08/96)		--
	3.04%		3.22%
vi)	yield	 					6.52%		6.46%
	6.00%

Municipal Bond Fund

i)	total return for one year period ended
	10/31/99						(8.89)%
	(8.88)%		(9.33)%
ii)	total return for five year period ended
	10/31/99						4.77%		--

	--
iii)	total return for ten year period ended
10/31/99						5.75%		--
	--
iv)	total return since inception
	(based on inception date of 7/13/88)		6.12%
	--		--
v)	total return since inception
	(based on inception date of 8/18/96)		--
	2.34%		2.02%
vi)	yield						4.86%		4.63%
	4.09%
vii)	tax equivalent yield*				7.05%
	6.71%
	11.73%

* The Fund's equivalent taxable 30-day yield for a Class is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt. The tax equivalent yield assumes the payment of Federal income taxes at a rate of 31%.

The yield for Class A and Class B shares is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.

Yield and total return for the Government Fund and the Municipal
Bond Fund are computed separately for each class of shares.

The Funds may illustrate in advertising materials the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts. The Funds may illustrate in advertising materials retirement planning through employee contributions and/or salary reductions. Such advertising material will illustrate that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account. The Funds may illustrate in advertising materials that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future.
Such illustrations will include statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

Shareholder Services

Uniform Gifts to Minors Act. The Trust recognizes the importance to a child of establishing a savings and investment plan early in life for education and other purposes when the child becomes older. The advantages of regular investment with interest or earnings compounding over a number of years are great. In addition, taxes on these earnings are assessed against the income of the child rather than the donor, usually at a lower bracket.

Investors wishing to establish a UGMA account should call their
Financial Professiona for an application. Individuals desiring to open an account under UGMA are also advised to consult with a tax adviser before establishing the account.

Individual Retirement Account. Any individual who has compensation or earned income from employment or self-employment and who is under age 70 1/2 may establish an IRA. The limitation on an individual's annual contribution to an IRA is the lesser of
100% of compensation or $2,000.

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement
Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 changed the requirements for determining whether or not you are eligible to make a deductible
IRA contribution.  Under the new rules effective beginning
January
1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined
adjusted
gross income ("AGI").  For married couples filing jointly for
1998
a full deduction is permitted if your combined AGI is $50,000
or
less ($30,000 for unmarried individuals); a partial deduction will
be allowed when AGI is between $50,000-$60,000 ($30,000-
$40,000
for an unmarried individual); and no deduction is available when
AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by an employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-160,000, and no deduction is permitted when AGI is above $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

In addition, any individual, regardless of age, may establish a rollover IRA to receive an eligible rollover distribution from an employer-sponsored plan.

Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SARSEP). A SEP/SARSEP is a means for an employer to provide retirement contributions to IRAs for all employees, without the complicated reporting and record keeping involved in a qualified plan. Employees covered by a SEP/SARSEP can use the same IRA to receive their own allowable IRA contribution.

Section 403(b)(7) Plan. Employees of certain exempt organizations and schools can have a portion of their compensation set aside, and income taxes attributable to such portion deferred, in a
Section 403(b)(7) plan. Teachers, school administrators, ministers, employees of hospitals, libraries, community chests, funds, foundations, and many others may be eligible. The employer must be an organization described in Section 501(c)(3) of the Internal Revenue Code and must be exempt from tax under
Section 501(a) of the Code. In addition, any employee of most public educational institutions is eligible if his employer is a state or a political subdivision of a state, or any agency or instrumentality of either. The employee is not taxed on the amount set aside or the earnings thereon until the funds are withdrawn, normally at retirement.

Sub-Transfer Agent

PFPC Global Fund Services is located at Exchange Place,
Boston,
Massachusetts 02109. The Trust has engaged the services of PFS
Shareholder Services as the Sub-Transfer Agent for PFS
Accounts.
The Sub-Transfer Agent is located at 3100 Breckinridge Blvd.,
Bldg
200, Duluth, Georgia 30099-0062.

Custody of Assets

Securities owned by the Trust and all cash, including proceeds from the sale of shares of the Trust and of securities in the Trust's investment portfolio, are held by PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia,
PA 19103, as Custodian for each Fund other than International Equity Fund. Chase Manhattan Bank, located at Chase Metrotech Center, Brooklyn, NY 11245 serves as Custodian for International
Equity Fund.

Shareholder Reports

Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.

PFS ACCOUNTS

An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

Additional information regarding the Sub-Transfer Agent's services may be obtained by contacting the Client Services Department at
(800) 544-5445.

Independent Auditors

Ernst & Young LLP, 787 Seventh Avenue, New York, New York
10019,
the independent auditors for the Trust, perform annual examinations of the Trust's financial statements.


Legal Counsel

Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W.,
Washington, D.C. 20036

Shareholder and Trustee Responsibility

Under the laws of certain states, including Massachusetts where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the
Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property to any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees and Officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and Officers as authorized by its
By-Laws and by the 1940 Act and the rules and regulations thereunder.

About the Trust

The Trust was organized on January 29, 1987 under the laws of The
Commonwealth of Massachusetts and is a business entity commonly known as a ''Massachusetts business trust.'' It is a diversified, open-end management investment company authorized to issue an unlimited number of Class A, Class B and Class 1 shares of beneficial interest of $.01 par value, in the Funds. Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

As of December 31, 1997, the name of the Trust was changed from the Common Sense Funds Trust to Concert Investment Series(r).

Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of
Trustees (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. Each class of shares represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees and service fees and any incremental transfer agency fees related to each class of shares of each Fund are borne solely by that class, and each class of shares of each Fund has exclusive voting rights with respect to provisions of the Plan which pertains to that class of each Fund.
All shares have equal voting rights, except that only shares of the respective Fund are entitled to vote on matters concerning only that Fund. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.
Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the
Trustees shall continue to hold office and appoint successor
Trustees.

As of February 14, 2000, no person was known to own beneficially or of record as much as five percent of the outstanding shares of any Fund of the Trust.

PFS Investments acts as custodian for certain employee benefit plans and individual retirement accounts.

Other Information about Certain Banking Laws

The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund. Citibank believes that its services under the Management Agreements and the activities performed by it or its affiliates as Service Agents are not under-writing and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, share-holder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Manager or Service Agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

FINANCIAL STATEMENTS

The Trust's Annual Report for the fiscal year ended October
31,
1999, is incorporated herein by reference in its entirety.



APPENDIX A

RATINGS OF MUNICIPAL BONDS, NOTES AND COMMERCIAL PAPER tc
"Appendix A - Ratings of Municipal Bonds, Notes and Commercial
Paper"

Moody's Investors Service, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities. A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

AAA - Debt rated "AAA" has the highest rating assigned by Standard
& Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ -	Continuance of the rating is contingent upon S&P's
receipt
of closing documentation confirming investments and cash flow.

* -	Continuance of the rating is contingent upon S&P's
receipt
of an executed copy of the escrow agreement.

NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

CCC, CC, C - Default on bonds rated CCC, CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed;
conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments.
The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

Duff & Phelps Inc.

Duff 1+ - Indicates the highest certainty of timely payment:
short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

Duff 1 - Indicates a high certainty of timely payment.

Duff 2 - Indicates a good certainty of timely payment:
liquidity
factors and company fundamentals are sound. The Thomson
BankWatch
("TBW")

TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

G: legal\funds\cis\2000\secdocs\SAI 2000
61

87




Statement of Additional Information

Concert Investment Series(r)
388 Greenwich Street
New York, NY 10013

February 28, 2000

Select Small Cap
Portfolio

Select Growth and Income
Portfolio
Select Mid Cap Portfolio
Select Government
Portfolio
Select Growth Portfolio


Concert Investment Series(r) (the "Trust") currently offers twelve separate investment portfolios, five of which are described in this
Statement of Additional Information ("SAI") (the investment portfolios described herein are individually referred to as a "Portfolio," and collectively, the "Portfolios"). This SAI expands upon and supplements the information contained in the prospectus dated February 28, 2000 for the Portfolios, as amended or supplemented from time to time, and should be read in conjunction therewith.

The prospectus may be obtained from designated insurance companies offering separate accounts ("separate accounts") which fund certain variable annuity and variable life insurance contracts (each, a
"contract") and qualified pension and retirement plans or by writing or calling the Trust at the address or telephone number listed above. This
SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

TABLE OF CONTENTS

	Page

General Information	2
Goals and Investment Policies	2
Investment Practices	6
Risk Factors	20
Investment Restrictions	25
Trustees and Officers	27
Investment Advisory Agreements	29
Distributor	31
Portfolio Turnover	32
Portfolio Transactions and Brokerage	32
Determination of Net Asset Value	34
Taxes	33
Performance	34
Additional Information about Portfolios	35
Financial Statements	37
Appendix A - Ratings of Bonds, Notes and Commercial Paper	A-
1


GENERAL INFORMATION

SSB Citi Fund Management LLC, a limited liability company
formed
September 21, 1999 ("SSB Citi" or the "manager"), successor to
SSBC Fund
Management Inc. (which was incorporated on March 12, 1968),
388
Greenwich Street, New York, NY 10013, renders investment management advice to investment companies with aggregate assets under management in excess of $127 billion as of January 31, 2000. The manager is an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc., a financial services company that uses diverse channels to offer a broad range of financial services to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit,
Primerica Financial Services, Salomon Smith Barney, SSB Citi
Asset
Management, Travelers Life & Annuity, and Travelers Property
Casualty.

CFBDS, Inc. (the "Distributor") is the distributor of the Portfolios' shares.

GOALS AND INVESTMENT POLICIES

The following disclosures supplement disclosures set forth in the
Prospectus and do not, standing alone, present a complete and accurate explanation of the matters disclosed.

The differences in goals and investment policies among the Portfolios can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The goal and investment policies, the percentage limitations, and the kinds of securities in which each Portfolio may invest are generally not fundamental policies and therefore may be changed by the Trustees without shareholder approval. Although each Portfolio has a different goal which it pursues through separate investment policies, each
Portfolio, except the Mid Cap Portfolio, will not purchase any securities issued by any company primarily engaged in the manufacture of alcohol or tobacco.

Each of the Portfolios may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

Select Small Cap Portfolio

Select Small Cap Portfolio (formerly known as Select Emerging
Growth
Portfolio) seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small sized companies considered by the manager to be emerging growth companies. Any ordinary income received from portfolio securities is entirely incidental. There can be no assurance that the objective of capital appreciation will be realized; therefore, full consideration should be given to the risks inherent in the investment techniques that the manager may use to achieve such objective.

Under normal conditions, the Portfolio invests at least 65% of its total assets in common stocks of small sized companies, both domestic and foreign, in the early stages of their life cycle that the manager believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Small Cap companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
While the portfolio will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants.

The Portfolio may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The Portfolio may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. Short-term investments may include repurchase agreements with banks or broker-dealers. The Portfolio may invest up to
20% of its total assets in securities of foreign issuers.

Select Mid Cap Portfolio

Select Mid Cap Portfolio seeks long-term growth of capital.
The
Portfolio attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of medium-sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index at the time of the Portfolio's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of January 29, 1999, the largest market capitalization of a company in the Index was $11.4 billion and the smallest market capitalization was $0.24 billion.
Companies whose capitalization falls outside this range after purchase continue to be considered medium-sized companies for purposes of the 65% policy. Investing in medium-capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. The
Portfolio may invest up to 35% of its assets in equity securities of companies with market capitalizations that do not qualify them as medium sized at the time of the Portfolio's investment.

The Portfolio will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. The
Portfolio may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the Portfolio's expenses and to meet redemption requests. It is the policy of the Portfolio to be as fully invested in equity securities as practicable at all times.

Consistent with its investment objective and policies described above, the Portfolio may invest up to 25% of its total assets in foreign securities, including both direct investments and investments made through depository receipts. The Portfolio may also invest in real estate investment trusts; purchase or sell securities on a when-issued or delayed-delivery basis; enter into forward commitments to purchase securities; lend portfolio securities; purchase and sell put and call options; and enter into interest rate futures contracts, stock index futures contracts and related options.


Select Growth Portfolio

Select Growth Portfolio seeks capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

The Portfolio also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Portfolio may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short-term investments may include repurchase agreements with banks or broker-dealers.

Certain policies of the Portfolio, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Portfolio may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies.
Since the Portfolio may take substantial risks in seeking its goal of capital appreciation, it is not suitable for investors unable or unwilling to assume such risks.

Select Growth and Income Portfolio

Select Growth and Income Portfolio seeks reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Portfolio may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by
Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality.
Although the Portfolio selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Portfolio, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Although the portfolio turnover rate will not be considered a limiting factor, the Portfolio does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

The Portfolio may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Portfolio may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Short-term investments may include repurchase agreements with banks or broker-dealers. The Portfolio may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.

Select Government Portfolio

Select Government Portfolio seeks high current return consistent with preservation of capital. The Portfolio intends to invest at least 80% of its assets in debt securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the Separate Trading of
Registered Interest and Principal of Securities program (i.e. ''STRIPS''), all of which are backed by the full faith and credit of the
United States; and (2) obligations issued or guaranteed by U.S.
Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

The Portfolio may enter into repurchase agreements with domestic banks or broker-dealers deemed creditworthy by the manager solely for purposes of investing the Portfolio's cash reserves or when the Portfolio is in a temporary defensive posture. The Portfolio may write covered or fully collateralized call options on U.S. Government securities and enter into closing or offsetting purchase transactions with respect to certain of such options. The Portfolio may also write secured put options and enter into closing or offsetting purchase transactions with respect to such options. The Portfolio may write both listed and over-the-counter options.

The Portfolio seeks to obtain a high current return from the following sources:

? interest paid on the Portfolio's portfolio securities;
? premiums earned upon the expiration of options written;
? net profits from closing transactions; and ? net gains from the sale of portfolio securities on the exercise of options or otherwise.

The Portfolio is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on U.S. Government securities.
Accordingly, there is no assurance that the Portfolio's investment objective will be achieved.

The Portfolio may engage in transactions involving obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the
U.S. Government (such as Government National Mortgage
Association
("GNMA") Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government,
(c)
discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include, but are not limited to: Federal Land Banks,
Farmers Home Administration, Central Bank for Cooperatives,
Federal
Intermediate Credit Banks, Federal Home Loan Banks and Federal
National
Mortgage Association ("FNMA").

While the Portfolio has no policy limiting the maturities of the debt securities in which it may invest, the manager seeks to moderate market risk by generally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or
"price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.

With respect to some securities, there may be some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the manager will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. The duration is likely to vary from time to time as the manager pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Portfolio's capital. Thus, the objective of providing high current return consistent with preservation of capital to shareholders is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return.
There is, of course, no assurance that the manager will be successful in achieving such results for the Portfolio.

The Portfolio generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Portfolio's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Portfolio reduces its potential for capital appreciation on debt securities if interest rates decline. Thus, if market prices of debt securities increase, the Portfolio would receive a lower total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the
Portfolio's total return and not to "enhance" monthly distributions.
During periods when the Portfolio has capital loss carryforwards, any capital gains generated from such transactions will be retained in the
Portfolio. The purchase and sale of options may result in a high portfolio turnover rate.

INVESTMENT PRACTICES

This section contains a discussion of certain investment practices. The
Portfolios indicated may engage in these and any other practices not prohibited by their investment restrictions. For further information about risks associated with these practices, see "Risk
Factors" below.

EQUITY SECURITIES

Common Stocks (All Portfolios except Government Portfolio).
Each
Portfolio may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities (All Portfolios except
Government Portfolio). Each Portfolio may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants (All Portfolios except Government Portfolio). Each Portfolio may purchase warrants. Warrants acquired by a Portfolio entitle it to buy common stock from the issuer at a specified price and time.
Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Portfolio's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs (All Portfolios except Government Portfolio). Each Portfolio may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the
Internal Revenue Code of 1986, as amended (the "Code").

Illiquid and Restricted Securities. The Portfolios each invest in restricted securities and illiquid assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule
144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the manager pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a
Portfolio's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Portfolio impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

Securities of Foreign Issuers (All Portfolios except
Government
Portfolio). The Small Cap Portfolio, the Growth Portfolio and the
Growth and Income Portfolio may invest up to 20% of the value of their total assets and the Mid Cap Portfolio may invest up to 25% of the value of its total assets in securities of foreign governments and companies of developed and emerging markets countries.

Each Portfolio may also purchase foreign securities in the form of
American Depositary Receipts (''ADRs'') and European
Depositary Receipts
(''EDRs'') or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through ''sponsored'' or ''unsponsored'' arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Portfolio may invest in ADRs through both sponsored and unsponsored arrangements.

The Small Cap Portfolio, the Mid Cap Portfolio, the Growth Portfolio and the Growth and Income Portfolio may invest in the securities of developing countries, commonly known as "emerging markets" countries.
See "Risk Factors Securities of Developing /Emerging Market
Countries".

FIXED INCOME SECURITIES

Corporate Debt Obligations (All Portfolios). Each Portfolio may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities (All Portfolios).   The U.S.
Government
securities in which the Portfolios may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S.
Treasury or by agencies or instrumentalities of the U.S.
Government.
Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S.
Treasury; others are supported by the discretionary authority of the
U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Mortgage Related Securities (Government Portfolio).  The
Government
Portfolio may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the
U.S. Government itself. Interests in such pools are collectively referred to as ''mortgage-related securities.''

Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner.
Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Portfolio's higher yielding securities might be converted to cash, and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities.
The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the
Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the
Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages. Certificates of the Government National Mortgage Association
("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Portfolio purchases are the
"modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the
"issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool.
The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other U.S. Government securities. Interest received by the Portfolio will, however, be distributed to shareholders.
Foreclosures impose no risk to principal investment because of the GNMA guarantee.

As prepayment rates of the individual mortgage pools vary
widely, it is
not possible to predict accurately the average life of a
particular
issue of GNMA Certificates.   However, statistics published by
the FHA
indicate that the average life of single-family dwelling mortgages with
25-to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of 0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders. The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA
Certificates for the following reasons:

1. Certificates are usually issued at a premium or discount, rather than at par.

2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate.
If mortgagors prepay their mortgages, the principal returned to
Certificate holders may be reinvested at higher or lower rates.

In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life.
Compared on this
basis, GNMA Certificates have historically yielded roughly
1/4 of 1.00%
more than high grade corporate bonds and 1/2 of 1.00% more than
U.S. Government and U.S. Government agency bonds.

Since the inception of the GNMA mortgage-backed securities program in
1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates,
PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages.
However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

The Federal National Mortgage Association ("FNMA") creates a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA
Certificates and the full return of principal.  Like GNMA
Certificates,
FNMA Certificates are assumed to be prepaid fully in their twelfth year.

Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S.
Government.

Forward Commitments (Government Portfolio).   The Portfolio
may purchase
or sell U.S. Government securities on a ''when-issued'' or ''delayed delivery'' basis (''Forward Commitments''). These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the
Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

A Forward Commitment sale is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the Forward
Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Portfolio owns or has the right to acquire. In either circumstance, the Portfolio maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or appropriate securities as required by the Investment Company Act of 1940, as amended (the "1940 Act")
(which may have maturities which are longer than the term of the Forward
Commitment) with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the
Portfolio forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

The Portfolio may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Portfolio may reinvest the proceeds in another Forward Commitment. The Portfolio's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward
Commitments, the Portfolio relies on the other party to complete the transaction; should the other party fail to do so, the Portfolio might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

The Portfolio maintains a segregated account (which is marked to market daily) of appropriate securities as required by the 1940 Act covered by the Forward Commitment with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

Short-Term Investments (All Portfolios). In certain circumstances the
Portfolios may invest without limitation in all types of short-term money market instruments, including U.S. Government securities;
certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United
States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a
Portfolio is investing in short-term investments as a temporary defensive posture, the applicable Portfolio's investment objective may not be achieved.

Commercial Paper (All Portfolios).   Commercial paper consists
of
short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the
Portfolios pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.


DERIVATIVE INSTRUMENTS

Options, Futures Contracts and Related Options (All
Portfolios)

Selling Call and Put Options (Small Cap Portfolio, Mid Cap
Portfolio,
Growth Portfolio, Growth and Income Portfolio and Government
Portfolio).
The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Portfolio's current return can be expected to fluctuate because premiums earned from writing options and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also results in a higher portfolio turnover. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. Small Cap Portfolio, Growth Portfolio and Growth and Income Portfolio sell call options only on a covered basis. Government Portfolio sells call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the
Portfolio owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus,
Government Portfolio may sell options on U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes (relative to Government Portfolio only) to hedge against a security which the Portfolio owns or has the right to acquire. In such circumstances, Government Portfolio maintains in a segregated account with the Portfolio's Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding. The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. A Portfolio sells put options only on a secured basis, which means that, at all times during the option period, the Portfolio would maintain in a segregated account with its Custodian cash, cash equivalents or liquid securities in an amount of not less than the exercise price of the option, or will hold a put on the same underlying security at an equal or greater exercise price. A Portfolio generally sells put options when the manager wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security.

In order to terminate its position as writer of a call or put option, a
Portfolio may enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Portfolio. The Portfolio will realize a gain
(loss) if the
premium plus commission paid in the closing purchase transaction is less
(greater) than the premium it received on the sale of the option. A
Portfolio would also realize a gain if an option it has sold lapses unexercised. A Portfolio may sell options that are listed on an exchange as well as options that are traded over-the-counter. A
Portfolio may close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Portfolio may purchase an offsetting option, which does not close out its position as a writer, but provides an asset of equal value to its obligation under the option sold. If a Portfolio is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

By selling a call option, a Portfolio loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Portfolio might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others, regardless of whether such options are written on one or more accounts or through one or more brokers. An exchange may order the liquidation of positions found to be in violation of those limits, and it may impose other sanctions or restrictions. These position limits may restrict the number of options the Portfolio may be able to write.

Purchasing Call and Put Options (All Portfolios).   A
Portfolio may
purchase call options to protect (e.g., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options may be purchased for their leverage potential. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Portfolio can benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Portfolio could bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired. Conversely, put options may be purchased to protect (e.g., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Portfolio's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option.
The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase the Portfolio's volatility by increasing the impact of changes in the market price of the underlying securities on the Portfolio's net asset value. The Portfolios may purchase either listed or over-the-counter options.

Options on Stock Indexes (All Portfolios except Government
Portfolio).
Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple.
The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the
New York Stock Exchange Composite Index, or a narrower index such as the
Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business
Equipment Index.  Options are currently traded on The Chicago
Board
Options Exchange, the New York Stock Exchange, the American
Stock
Exchange and other exchanges. Gain or loss to a Portfolio on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an
Exchange, or it may let the option expire unexercised.

Foreign Currency Options (Mid Cap Portfolio).   The Portfolio
may
purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than 5% of the Portfolio's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United
States and foreign exchanges. Exchange-traded options are expected to be purchased by the Portfolio from time to time and over-the-counter options may also be purchased, but only when the manager believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally.

The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than
$1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Futures Contracts (All Portfolios). Each Portfolio may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures
Trading Commission ("CFTC") under which the Portfolios are exempt from registration as a "commodity pool".

An interest rate futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a specific type of debt security at a specified future time and at a specified price.
Although interest rate futures contracts call for delivery of specified securities, in most cases the contracts are closed out (by an offsetting purchase or sale) prior to actual delivery, with the difference between the contract price and the offsetting price paid in cash.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. A stock index fluctuates with changes in the market values of the stocks included. No physical delivery of the underlying stocks in the index is made.

Currently, stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile
Exchange ("CME"), the New York Stock Exchange Composite Index on the New
York Futures Exchange and the Value Line Stock Index on the
Kansas City
Board of Trade. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

Foreign stock index futures traded outside the United States include the
Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of
50 Japanese stocks traded on the Osaka Exchange, Financial
Times Stock
Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney,
Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong
Kong Stock
Exchange, Barclays Share Price Index of 40 stocks on the New
Zealand
Stock Exchange and Toronto Index of 35 stocks on the Toronto
Stock
Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United
States governmental laws or restrictions applicable to such investments.

In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a
Portfolio is required to deposit with its Custodian in an account in the broker's name an amount of appropriate securities as required by the
1940 Act equal to a percentage (which will normally range between 2% and
10%) of the contract amount. This amount is known as initial margin.
The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Portfolio upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

For example, when a Portfolio purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Portfolio receives from the broker a variation margin payment equal to that increase in value. Conversely, where the
Portfolio purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the
Portfolio is required to make a variation margin payment to the broker.

At any time prior to expiration of the futures contract, the Portfolio may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

When a Portfolio anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Portfolio is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A
Portfolio may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Portfolio's securities ("defensive hedge"). To the extent that the Portfolio's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Portfolio of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Portfolio with attendant transaction costs.

For example, if Government Portfolio holds long-term U.S. Government securities, and a rise in long-term interest rates is anticipated, it could, in lieu of selling its portfolio securities, sell futures contracts for similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined during the period the contracts were outstanding, the value of the Portfolio's futures contracts should increase, thereby protecting the Portfolio by preventing net asset value from declining as much as it otherwise would have.

In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in listed options, futures or related options, the Portfolio could experience delays and/or losses in liquidating open positions purchased incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option purchased by Government Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the manager.

Each Portfolio's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that the Portfolio owns, or futures contracts will be purchased to protect a
Portfolio against an increase in the price of securities of currencies it has committed to purchase or expects to purchase. A Portfolio pays commissions on futures contracts and options transactions.

Options on Futures Contracts (All Portfolios).   A Portfolio
may also
purchase and sell options on futures contracts which are traded on an
Exchange. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a seller of an option on a futures contract, a Portfolio is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Portfolio are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Portfolio may purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract. The purchase of call options on futures contracts in intended to serve the same purpose as the actual purchase of the futures contract.

Forward Currency Contracts and Options on Currency (Mid Cap
Portfolio).
A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale or an offsetting contract. The Portfolio engages in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates. The Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, the
Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies.
Further, the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset, that is the subject of the hedge, generally will not be precise. In addition, the Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S.
dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. The
Portfolio,
however, may enter into forward contracts with deposit requirements or commissions.

A put option on currency gives the Portfolio, as purchaser, the right
(but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Portfolio anticipates purchasing securities.

The Portfolio's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investment generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.
Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market.
Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Portfolio intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission
("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Use of Segregated and Other Special Accounts (All Portfolios). Use of many hedging and other strategic transactions including currency and market index transactions by the Portfolio will require, among other things, that the Portfolio segregate cash, liquid securities or other assets with its Custodian, or a designated sub-custodian, to the extent the Portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by the Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Portfolio, for example, will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Portfolio on an index will require the Portfolio to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Portfolio will require the Portfolio to segregate liquid securities equal to the exercise price. Except when the Portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Portfolio to buy or sell a foreign currency will generally require the Portfolio to hold an amount of that currency, liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate liquid securities equal to the amount of the
Portfolio's obligations.

OTC options entered into by the Portfolio, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Portfolio will not be required to do so. As a result, when the Portfolio sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Portfolio other than those described above generally settle with physical delivery, and the
Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, the Portfolio must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. The Portfolio will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Portfolio's net obligation, if any.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The Portfolio could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Portfolio could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER PRACTICES

Repurchase Agreements (All Portfolios).   Each Portfolio may
enter into
repurchase agreements with broker-dealers or domestic banks.
A
repurchase agreement is a short-term investment in which the purchaser
(i.e., the Portfolio) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period.
Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The
Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Portfolio does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and
(c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the manager may aggregate the cash that certain funds or accounts that are advised or subadvised by the manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the Portfolios, funds or accounts that contributed to the joint account share pro rata in the net revenue generated. The manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Portfolio than would be available to a Portfolio investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Reverse Repurchase Agreements (Mid Cap and Government
Portfolios).  Mid
Cap Portfolio and Government Portfolio may invest in reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Any securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have a maturity date no later than the repayment date. Generally, the
Portfolio will be able to keep the interest income associated with the
"coupon" on those securities, subject to the payment of a fee to the dealer. Such transactions are generally advantageous because the
Portfolio attempts to lock-in a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Portfolio intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the
Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Portfolio's assets.
The Portfolio's custodian bank will maintain a separate account for the
Portfolio with securities having a value equal to or greater than such commitments.

Short Sales against the Box (Small Cap Portfolio, Mid Cap
Portfolio,
Growth Portfolio and Growth and Income Portfolio).   Each
Portfolio may
from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is ''against the box'' to the extent that the
Portfolio contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the
Portfolio does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Portfolio is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale.

To secure its obligation to deliver the securities sold short, the
Portfolio will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Loans of Portfolio Securities (All Portfolios).   Each of the
Portfolios
may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Portfolio and is marked to market daily. While such securities are on loan, the borrower is required to pay the Portfolio any income accruing thereon. Furthermore, the Portfolio may invest the cash collateral in portfolio securities thereby increasing the return to the Portfolio as well as increasing the market risk to the Portfolio. A
Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. However, should the Portfolio believe that lending securities is in the best interests of the Portfolio's shareholders, it would consider withdrawing its shares from sale in any such state.

Loans would be made for short-term purposes and subject to termination by the Portfolio in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its shareholders, but any gain can be realized only if the borrower does not default. Each
Portfolio may pay reasonable finders', administrative and custodial fees in connection with a loan.

RISK FACTORS

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Fixed Income Securities. Investments in fixed income securities may subject the Portfolios to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Portfolio to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Portfolio will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Portfolio will suffer from the inability to invest in higher yield securities.

Below Investment Grade Fixed-Income Securities. Securities rated in the fourth highest ratings category by an NRSRO, such as those rated BBB by
S&P or Baa by Moody's, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below the fourth highest ratings category by an NRSRO, including those rated below Baa by Moody's or BBB by S&P, are not "investment grade," and may have more speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Portfolio, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Small Capitalization Companies. Small companies (those companies that have market capitalizations in the lowest 20% of all publicly traded
U.S. companies) may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of small companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Portfolio of small company securities in order to meet redemptions may require the Portfolio to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

Foreign Securities.   Investments in securities of foreign
issuers
involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Portfolio (except the
Government Portfolio) will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a security issued by a U.S. company, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of
United States entities. In addition, certain foreign investments made by the Portfolio may be subject to foreign withholding taxes, which would reduce the Portfolio's total return on such investments and the amounts available for distributions by the Portfolio to its shareholders. See
''Dividends, Distributions and Taxes.'' Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are not invested and no return is earned thereon. The inability of each Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Portfolio will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the
Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Portfolio's investments are denominated relative to the U.S. dollar will affect the Portfolio's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S.
or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy.
Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Portfolio's securities are quoted would reduce the Portfolio's net asset value per share.

Special Risks of Countries in the Asia Pacific Region.
Certain of the
risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S.
dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist. In addition, Hong
Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A
developing or
emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of
Communist regimes in the past, the governments of a number of Eastern
European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a
Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a Portfolio's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Derivative Instruments. In accordance with its investment policies, each Portfolio may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Portfolio, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Portfolio investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a Portfolio to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Portfolio. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments:

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative Portfolio in order to achieve an average portfolio volatility that is within the expected range for that type of Portfolio.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Portfolios are not readily marketable and are subject to a Portfolio's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Portfolio's portfolio is reviewed and analyzed by the Portfolio's portfolio manager to assess the risk and reward of each such instrument in relation to the Portfolio's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Portfolio and its shareholders.

Special Risks of Using Futures Contracts.  The prices of
Futures
Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for
Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard
Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the
Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Portfolio, however, would presumably have sustained comparable losses if, instead of the
Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Portfolio enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other
Portfolio assets.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that each Portfolio has sufficient assets to satisfy its obligations under a Futures Contract, the Portfolio segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in
Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Economic and Monetary Union (EMU). EMU began on January 1,
1999 when 11
European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria.
A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers held by the Portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to
December 31, 2000, and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the Portfolios.

Year 2000. As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue).
It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. The manager does not anticipate that its services or those of the Portfolios' other service providers will be adversely affected, but the manager will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the
Portfolios and their investments could be negatively affected.

Portfolio Turnover.   Each Portfolio may purchase or sell
securities
without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the
Growth Portfolio and the Government Portfolio may experience a high rate of portfolio turnover. This may occur, for example, if the Portfolio writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions. The annual turnover rates of the Growth Portfolio and the Government
Portfolio are not expected to exceed 400%; and the annual turnover rates of the Small Cap Portfolio, the Mid Cap Portfolio and the Growth and
Income Portfolio are not expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective
Portfolio and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes. See ''Dividends, Distributions and Taxes.''

INVESTMENT RESTRICTIONS

The Portfolios have adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of
(a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares.
The percentage limitations contained in the restrictions listed below
(other than with respect to (1) below) apply at the time of purchases of securities.

The investment policies adopted by the Portfolios prohibit each
Portfolio from:

	1.	Borrowing money except that (a) the Portfolio may
borrow
from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	2.	Making loans.  This restriction does not apply to:
(a) the
purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	3.	Engaging in the business of underwriting
securities issued
by other persons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

	4.	Purchasing or selling real estate, real estate
mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolio's investment objective and policies); or (d) investing in real estate investment trust securities.

	5.	Issuing "senior securities" as defined in the 1940
Act and
the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Portfolios have also adopted certain nonfundamental investment restrictions that may be changed by the Trust's Board of Trustees at any time. Accordingly the Portfolios are prohibited from:

	1.	Purchasing securities on margin  (except for such
short-term
credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	2.	Making short sales of securities or maintaining a
short
position.

	3.	Pledging, hypothecating, mortgaging or otherwise
encumbering
more than 33-1/3% of the value of a Portfolio's total assets.

	4.	Making investments for the purpose of exercising
control or
management.

		5.	Invest in oil, gas or other mineral
exploration or
development programs.

	6.	Purchase or otherwise acquire any security if, as
a result,
more than 15% of its net assets would be invested in securities that are illiquid.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES AND OFFICERS

The Trustees and executive officers and their principal occupations for the past five years are listed below.

TRUSTEES

DONALD M. CARLTON, Trustee.  Radian International L.L.C., 8501
N. Mopac
Blvd., Building No. 6, Austin, Texas 78759.  President and
Chief
Executive of Radian International L.L.C. (chemical engineering).
Director of National Instruments Corp. and Central and
Southwest
Corporation. Formerly Director of The Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services); 62.

A. BENTON COCANOUGHER, Trustee.  Texas A & M University, 601
Blocker
Bldg., College Station, Texas 77843-4113.  Dean of College of
Business
Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First
American Bank; and Director of First American Savings Bank;
61.

STEPHEN RANDOLPH GROSS, Trustee.  2625 Cumberland Parkway,
Suite 400,
Atlanta, Georgia 30339.  Managing Partner of Gross, Collins &
Cress, P.C. (accounting firm); Director of Charter Bank &
Trust; 52.

HEATH B. McLENDON,* Trustee.  Managing Director of Salomon
Smith Barney;
President and Chairman of 71 investment companies associated with
Citigroup, President and Director of the manager and Travelers
Investment Adviser, Inc. ("TIA"); 66.

ALAN G. MERTEN, Trustee. George Mason University, 4400
University Drive,
Fairfax, Virginia 22030-4444.  President of George Mason
University.
Director of Comshare, Inc.  (information technology), and
Tompkins
County Trust Company, Ithaca, New York; formerly The Anne and
Elmer
Lindseth Dean of Johnson Graduate School of Management of
Cornell
University; 58.

R. RICHARDSON PETTIT, Trustee.  Department of Finance, College
of
Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283. Duncan Professor of Finance of the University of Houston;
formerly Hanson Distinguished Professor of Business of the
University of
Washington; 57.
_______________
*	Denotes a Trustee that is an "interested person" of the
Trust within
the meaning of the 1940 Act.

OFFICERS

Heath B. McLendon, President and Chief Executive Officer (See description under "Trustees"). His address is 7 World Trade
Center, New
York, New York 10048.

Lewis E. Daidone, Senior Vice President and Treasurer (Age
42).
Managing Director of Salomon Smith Barney; Director and Senior
Vice
President of the manager and TIA. Mr. Daidone serves as Senior Vice
President and Treasurer or Executive Vice President and Treasurer of 61 investment companies associated with Citigroup. His address is 388
Greenwich Street, New York, New York 10013.

Sandip A. Bhagat, Vice President and Investment Officer (Age
39).
Managing Director of Salomon Smith Barney.  President of
TIMCO; prior to
1995, Senior Portfolio Manager for TIMCO.  His address is One
Tower
Square, Hartford, Connecticut 06183-2030.

James E. Conroy,  Vice President and Investment Officer (Age
48).
Managing Director of Salomon Smith Barney; Mr. Conroy serves as
Investment Officer of four Smith Barney Mutual Funds.   His
address is
388 Greenwich Street, New York, New York 10013.

Joseph P. Deane, Vice President and Investment Officer (Age
52).
Managing Director of Salomon Smith Barney; Mr. Deane serves as
Investment Officer of 8 Smith Barney Mutual Funds.   His
address is 388
Greenwich Street, New York, New York  10013.

R. Jay Gerken, Vice President and Investment Officer (Age 48).
Managing
Director of Salomon Smith Barney; Mr. Gerken is Vice President and
Investment Officer of three Smith Barney Mutual Funds. His address is
388 Greenwich Street, New York, New York 10013.

Jeffrey Russell, Vice President and Investment Officer (Age
42).
Managing Director of Salomon Smith Barney; Mr. Russell is Vice
President
and Investment Officer of seven Smith Barney Mutual Funds.
His address
is 7 World Trade Center, New York, New York 10048.

Larry Weissman, Vice President and Investment Officer; (Age
38).
Managing Director of Salomon Smith Barney. Prior to October
1997,
Portfolio Manager of Newberger & Berman LLC. His address is
388
Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 49).  Managing Director of
Salomon
Smith Barney; General Counsel and Secretary of the manager and TIA.
Ms. Sydor serves as Secretary of 61 investment companies associated with
Citigroup.  Her address is 388 Greenwich Street, New York, New
York
10013.

Paul A. Brook, Controller (Age 46). Managing Director of
Salomon Smith
Barney; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup since 1998; Prior to 1998 Managing Director of
AMT Capital Services Inc.; Prior to 1997, Partner with Ernst &
Young
LLP.

As of February 14, 2000, the Trustees and officers of the Trust as a group own less than one percent of the outstanding shares of each
Portfolio of the Trust. As of February 14, 2000, to the knowledge of the Trust and its Trustees, no shareholder or "group" (as the term is used in Section 13(d) of the Securities Act of 1933) beneficially owned more than 5% of the outstanding shares of each Portfolio of the Trust.

TRUSTEE COMPENSATION

Information regarding compensation paid to the Trustees of the Trust is set forth below. Because the Portfolios are newly organized, the compensation shown below pertains to amounts paid by the previously established investment portfolios of the Trust (collectively, the
"Funds"), which Funds are not offered by this SAI or the related
Prospectus, for the fiscal year ended October 31, 1999. Mr. McLendon is not compensated for his service as Trustee, because of his affiliation with the manager. With the exception of Mr. McLendon, no Trustee serves on the Board of any other investment company in the Smith Barney Fund
Complex.

The Portfolios pay each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates an annual fee of
$48,000 plus $2000 for each Board of Trustees meeting attended, $1000 for each Committee meeting attended (each Committee chairman is paid an additional $300 for each Committee meeting attended), $1000 for each telephonic Board meeting in which each Trustee participated (unless such meeting is for information purposes only in which case $100 is paid).
In addition, the Portfolios will reimburse these directors for travel and out-of-pocket expenses incurred in connection with Board of
Directors meetings. For the fiscal year ended October 31, 1999, such expenses totaled $14,367.50.

Legend:
SM	= Small Cap Fund
MC	= Mid Cap Fund
G	= Growth Fund
G/I	= Growth and Income Fund
GVT	= Government Fund









             Name









SM








MC(2)









G









G/I








GVT

Retire-
ment
Benefit
s
Accrued
as Part
of Fund
Expense
s
(1)




Total
Compen-
sation
Paid From
Trust and
Fund
Complex

Dr. Donald M.
Carlton
$2,599
$79
$37,85
6
$12,03
0
$1,81
3
-
$56,000
Dr. A. Benton
Cocanougher
$2,643
$85
$38,53
2
$11,69
3
$2,39
5
-
$57,000
Stephen Randolph
Gross
$2,711
$85
$39,92
0
$12,12
2
$2,46
2
-
$59,000
Heath B. McLendon*
-
-
-
-
-
-
-
Dr. Alan G. Merten
$2,643
$85
$38,53
2
$11,69
3
$2,39
5
-
$56,000
Dr. R. Richardson
Pettit
$2,711
$85
$39,92
0
$11,69
3
$2,46
2
-
$59,000
*Designates an "Interested Person" of the Trust, as defined under the
1940 Act.

(1)	The Trustees instituted a retirement plan effective
April 1, 1996.
For the current Trustees who are not "interested persons" of the Trust, the retirement benefits payable thereunder are payable for a ten year period following retirement, with the annual payment to be based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. Total retirement benefits accrued under the plan for the 1999 fiscal year were $15,901, $0, $1,124,006, $304,766, and
$88,194 for the
Small Cap Fund, Mid Cap Fund, Growth Fund, Growth and Income
Fund, and
Government, respectively. Because the amount of retirement benefits an individual Trustee will receive is based upon the time of retirement, an exact amount of accrual is not known for any individual; however, each fund accrues an amount based upon actuarial assumptions meant to provide retirement benefits for all of its Trustees. The amount of benefits to be paid upon retirement is therefore not currently determinable for any current Trustee.

(2)	Totals reflect compensation received from March 15,
1999, the date
of inception for the Mid Cap Fund.




INVESTMENT ADVISORY AGREEMENTS

Investment Manager. The manager provides investment advisory and management services to the Trust, and to other investment companies affiliated with Salomon Smith Barney.

The Trust and the manager are parties to a separate Investment
Advisory
Agreement for each Portfolio (each, an "Advisory Agreement" and together, the "Advisory Agreements"). An investment advisory agreement with the manager and the Trust, on behalf of each Portfolio, was approved by the Board of Trustees of the Trust at a meeting held on June
14, 1999. Under the Advisory Agreements, the Trust retains the manager to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The manager is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Portfolio's investment objectives. The manager also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the manager furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a
Secretary.

Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Portfolio.
The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among all investment companies advised or subadvised by the manager. The Trust also pays transfer agency fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the manager.

The Trust retains the manager to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities.
Under the relevant Advisory Agreement, the Trust pays the manager investment management fees at the following rates, based on the following amounts of their average daily net assets:

? For Small Cap Portfolio, Growth and Income Portfolio, Mid
Cap
Portfolio, and Growth Portfolio (calculated separately for each
Portfolio), 0.75% of the Portfolio's average daily net assets.

? For the Government Portfolio, 0.60% of the Portfolio's average daily net assets.

The manager may, from time to time, agree to waive its investment advisory fees or any portion thereof or elect to reimburse a Portfolio for ordinary business expenses in excess of an agreed upon amount.

The average daily net assets of each Portfolio are determined by taking the average of all of the determinations of net asset value of such
Portfolio for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month.

The following table shows expenses paid under the relevant investment advisory agreement during the fiscal year ended October 31, 1999. The
Portfolios were not in existence for prior fiscal years.



Select
Small
Cap

Select Mid
Cap

Select
Growth

Select
Growth &
Income

Select
Governmen
t

October 31, 1999





Gross Advisory
Fees*
$4,490
$2,674
$4,582
$2,689
$3,709
*Had the manager not waived the management fee and reimbursed certain expenses in order to cap total annual portfolio expenses, the Gross
Advisory Fees would have been: $20,253, $15,856, $24,854,
$15,325 and
$18,000 for the Select Small Cap, Select Mid Cap, Select
Growth, Select
Growth and Income and Select Government Portfolios, respectively.

Each Portfolio's Advisory Agreement provides that the manager shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct. The Advisory Agreements provide that the manager shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct.

Each Advisory Agreement has an initial term of two years and thereafter with respect to each Portfolio may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or
(ii) by vote of a majority of the Portfolio's outstanding voting securities, and (b) by the affirmative vote of a majority of the
Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party on 60 days written notice.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the Portfolios, their investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the
Portfolios. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.




DISTRIBUTOR

CFBDS, Inc., located at 21 Milk Street, Boston MA 02109-5408
(the
"Distributor"), distributes shares of the Portfolios as their principal underwriter, and as such conducts a continuous offering pursuant to a
"best efforts" arrangement requiring the Distributor to take and pay for only those securities sold to the public.

The Distributor may be deemed to be an underwriter for purposes of the
Securities Act of 1933.

The Distributor acts as the principal underwriter of the shares of the
Portfolios pursuant to a written agreement for the Portfolios ("Underwriting Agreement"). The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Portfolio as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Trust's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

PORTFOLIO TURNOVER

The portfolio turnover rate may vary greatly from year to year as well as within a year. For the period September 15, 1999, to October 31,
1999, each Portfolio's portfolio turnover rates were:

Period
Ended
10/31
Select
Small Cap

Select Mid
Cap
Select
Growth

Select
Growth &
Income

Select
Government

1999
0%
8%
6%
1%
0%
The portfolio turnover rates are not annualized.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The manager is responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio transactions and the negotiation of any commissions paid on such transactions. It is the policy of the manager to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker.
Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the manager seeks the best security price at the most favorable commission rate. From time to time, the Portfolio may place brokerage transactions with affiliated persons of the manager. In selecting broker/dealers and in negotiating commissions, the manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Trust or the manager.

Section 28(e) of the Securities Exchange Act of 1934 ("Section
28(e)")
permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include
(a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and
(d) furnishing other products or services that assist the manager or the
Subadviser in fulfilling their investment-decision making responsibilities.

Pursuant to provisions of the relevant Advisory Agreement, the Trustees have authorized the manager to cause the Trust to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the manager. The manager is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Trust. The manager undertakes that such higher commissions will not be paid by the Trust unless
(a) the
manager determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the manager's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and (c) in the opinion of the manager, the total commissions paid by the Trust are reasonable in relation to the expected benefits to the Trust over the long term. The investment advisory fees paid by the Trust under the Advisory Agreements are not reduced as a result of the manager's receipt of research services. During the fiscal year ended October 31, 1999, the Trust directed no brokerage commissions to brokers because of research services provided to the Trust's Portfolios.

To the extent consistent with the NASD Rules, and subject to seeking best execution and such other policies as the Trustees may determine, the manager may consider sales of shares of the Trust as a factor in the selection of firms to execute portfolio transactions for the Trust.

The manager places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Portfolios effect their securities transactions may be used by the manager in servicing all of its accounts; not all of such services may be used by the manager in connection with the
Portfolios. In the opinion of the manager, the benefits from research services to the Portfolios of the Trust and to the accounts managed by the manager cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the manager, such costs to the Portfolios will not be disproportionate to the benefits received by the Portfolios on a continuing basis.

The manager will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Portfolios and other accounts that the manager may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Portfolios. In making such allocations among the Trust and other advisory accounts, the main factors considered by the manager over the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

The following table summarizes for each Portfolio the total brokerage commissions paid.


Fiscal
Year
Ended
10/31
Select
Small Cap

Select Mid
Cap
Select
Growth

Select
Growth &
Income

Select
Governmen
t

1999
$5,455
$1,691
$2,258
$1,571
-


The Portfolios may from time to time place brokerage transactions with brokers that may be considered affiliated persons of the manager or the
Distributor.  Such affiliated persons currently include
Salomon Smith
Barney (successor to Smith Barney Inc. "Smith Barney") and
Robinson
Humphrey, Inc. ("Robinson Humphrey"), because they are affiliated with the manager.

The Portfolios paid the following commissions to affiliated brokers during the periods shown:


					Robinson	Smith
Fiscal 1999 Commissions		Humphrey	Barney

Select Small Cap			-		-
Select Growth	 			-  		-
Select Growth & Income			-		-
Select Government			-		-

Fiscal 1999 Percentage

Select Small Cap			-		-
Select Growth				-		-
Select Growth & Income			-		-
Select Government			-		-

Percentage of Transactions with
Affiliates to Total Transactions
				Robinson	Smith
				Humphrey	Barney

Select Small Cap			-		-
Select Growth			-		-
Select Growth & Income		-		-
Select Government		-		-

Each Portfolio paid no brokerage commissions prior to 1999.

DETERMINATION OF NET ASSET VALUE

The assets attributable to each Portfolio reflect the value of separate interests in a single portfolio of securities. The net asset value of the shares will be determined separately by subtracting the expenses and liabilities. The net asset value of the shares of each Portfolio is determined at 4:00 p.m., New York time (or at the close of the New York
Stock Exchange (the "Exchange"), if earlier) on each business day on which the Exchange is open.

The value of equity securities is computed by (i) valuing listed or unlisted securities for which market quotations are readily available at the prices reported by an independent pricing services, or as supplied by the National Association of Securities Dealers Automated Quotations
(NASDAQ) or by broker-dealers, and (ii) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Board of Trustees. Options on stocks, options on stock indexes and stock index futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices.

Foreign securities trading may not take place on all days on which the
Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open. Events affecting the values of investments that occur between the time their prices are determined and 4:00 p.m. Eastern time on each day that the Exchange is open will not be reflected in a Portfolio's net asset value unless the manager, under the supervision of the Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolios.

U.S. Government securities are traded in the over-the-counter market and
valuations are based on quotations of one of more dealers that make
markets in the securities as obtained from such dealers or
from a
pricing service.  Options and interest rate futures contracts
and
options thereon, which are traded on exchanges, are valued at their last
sales or settlement price as of the close of such exchanges, or, if no
sales are reported, at the mean between the last reported bid and asked
prices.   Debt securities having a remaining maturity of 60
days or less
are valued on an amortized cost basis to the extent this approximates market value.


TAXES

General. The following is a summary of certain federal income tax considerations that may affect the Portfolios and their shareholders.
The discussion relates only to Federal income tax law as applicable to
U.S. citizens. Distributions by the Portfolios also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the Federal income tax treatment. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any Portfolio of the Trust.


Tax Status of the Portfolios.

Each Portfolio will be treated as a separate taxable entity for Federal income tax purposes.

Each Portfolio intends to qualify separately each year as a "regulated investment company" under the Code. A qualified Portfolio will not be liable for Federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Portfolio distributes at least 90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss.

Each Portfolio intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Portfolio as taxable income.

Each intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Tax treatment of shareholders. The Trust has been informed that certain of the life insurance companies offering contracts intend to qualify each of the subaccounts as a "segregated asset account" within the meaning of the Code. For a subaccount to qualify as a segregated asset account, the Portfolio in which such subaccount holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a
Portfolio generally may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers. For these purposes, all obligations of the United States
Treasury and each governmental instrumentality are treated as securities of separate issuers.

Income on assets of a subaccount qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to contract owners. However, in the event a subaccount is not so qualified, all annuities allocating any amount of premiums to such subaccount will not qualify as annuities for federal income tax purposes and the holders of such annuities would be taxed on any income on the annuities for any taxable year.

The Trust has undertaken to meet the diversification requirements of
Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.


PERFORMANCE

From time to time, the Portfolios may quote a yield or total return in advertisements or in reports and other communications to shareholders.
The Trust may include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from the following industry and financial publications:
Barron's, Business Week, CDA Investment Technologies Inc.,
Changing
Times, Forbes, Fortune, Institutional Investor, Investors
Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA Today and The
Wall Street Journal.

Yield

A Portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b/(c*d))/l] + 1)6 - 1], where

	a = dividends and interest earned during the period
	b = expenses accrued for the period (net of
reimbursement)
	c =	the average daily number of shares outstanding
during the
period that were entitled to receive dividends
	d = the maximum offering price per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a
Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l+T)/n = ERV, where:

	P		=	a hypothetical initial payment of $
1,000
	T		=	average annual total return
	n		=	number of years
	ERV	= 	Ending Redeemable Value of a Hypothetical $
1,000
investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The average annual total return (computed in the manner described in the
Prospectus) and yield (if applicable) for each Portfolio are shown in the table below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each
Portfolio's investment objectives and policies as well as the risks incurred in each Portfolio's investment practices.


 Select
Small
Cap

Select Mid
Cap

Select
Growth

Select
Growth &
Income

Select
Governmen
t

Total Return
since inception
(based on
inception date
of 9/15/99)



(0.8)%



1.1%



5.1%



1.00%



1.30%

Yield
--
--
--
--



ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Voting. The Trust offers shares of the Portfolios only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of the Portfolios, and under the 1940 Act, is deemed to be in control of the Portfolios. Nevertheless, with respect to any shareholder meeting of the Trust, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the Portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of the Trust attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Transfer Agent

PFPC Global Fund Services is located at 101 Federal Street,
Boston,
Massachusetts 02110.

Custody of Assets

Securities owned by the Trust and all cash, including proceeds from the sale of shares of the Trust and of securities in the Trust's investment portfolio, are held by PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, PA 19103, as Custodian for each
Portfolio.

Shareholder Reports

Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent auditors.

Independent Auditors

Ernst & Young LLP, 787 Seventh Avenue, New York, New York
10019, the
independent auditors for the Trust, perform annual examinations of the
Trust's financial statements.

Shareholder and Trustee Responsibility

Under the laws of certain states, including Massachusetts where the
Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property to any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees and Officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and Officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

About the Trust

The Trust was organized on January 29, 1987 under the laws of The
Commonwealth of Massachusetts and is a business entity commonly known as a ''Massachusetts business trust.'' It is a diversified, open-end management investment company authorized to issue an unlimited number of shares of beneficial interest of $.01 par value, in the Portfolios.
Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Portfolio, shareholders of such Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders.

As of December 31, 1997, the name of the Trust was changed from the
Common Sense Funds Trust to Concert Investment Series(r).

Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Trustees
(to the extent hereafter provided) and on other matters submitted to the vote of shareholders. Each class of shares represents interest in the assets of each Portfolio and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees and service fees and any incremental transfer agency fees related to each class of shares of each Portfolio are borne solely by that class, and each class of shares of each Portfolio has exclusive voting rights with respect to provisions of the Plan which pertains to that class of each Portfolio. All shares have equal voting rights, except that only shares of the respective Portfolio are entitled to vote on matters concerning only that Portfolio. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.
Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

As of February 14, 2000, no person was known to own beneficially or of record as much as five percent of the outstanding shares of any
Portfolio of the Trust.

Other Information about Certain Banking Laws

The Glass-Steagall Act prohibits certain financial institutions, such as
Citibank, from underwriting securities of open-end investment companies, such as the Trust. Citibank believes that its services under the
Management Agreements and the activities performed by it or its affiliates as Service Agents are not under-writing and are consistent with the Glass-Steagall Act and other relevant federal and state laws.
However, there is no controlling precedent regarding the performance of the combination of investment advisory, share-holder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws.
Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Manager or Service Agent, the Trust would seek alternative means for obtaining these services. The Trust does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

FINANCIAL STATEMENTS

The Trust's Annual Report for the fiscal year ended October
31, 1999, is
incorporated herein by reference in its entirety.



APPENDIX A

RATINGS OF BONDS, NOTES AND COMMERCIAL PAPER

Moody's Investors Service, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements;
their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

AAA - Debt rated "AAA" has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the
Federal
Deposit Insurance Corp.

+ -	Continuance of the rating is contingent upon S&P's
receipt of
closing documentation confirming investments and cash flow.

* -	Continuance of the rating is contingent upon S&P's
receipt of an
executed copy of the escrow agreement.

NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk.
They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

CCC, CC, C - Default on bonds rated CCC, CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment.
Default of
some kind on bonds rated CC appears probable, a C rating indicates imminent default.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

Duff & Phelps Inc.

Duff 1+ - Indicates the highest certainty of timely payment:
short-term
liquidity is clearly outstanding, and safety is just below risk-free
United States Treasury short-term obligations.

Duff 1 - Indicates a high certainty of timely payment.

Duff 2 - Indicates a good certainty of timely payment:
liquidity factors
and company fundamentals are sound.

The Thomson BankWatch ("TBW")

TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



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	A-




Part C - Other Information

Signature Page

Exhibits

Part A
PROSPECTUSES

Part B
STATEMENTS OF ADDITIONAL INFORMATION

Part C. Other Information

Item 23.  Exhibits.

		(a)(1)		Agreement and Declaration of Trust
dated
January 29, 1987. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (2)		Certificate of Designation of Common Sense
Money Market Fund dated September 30, 1987.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (3)		Certificate of Designation Common Sense
Municipal Bond Fund dated April 4, 1988.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (4)		Certificate of Resolution dated January 8,
1992. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (5)		Certificate of Amendment dated January 20,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (6)		Certificate of Designation of Common Sense II
Aggressive Opportunity Fund dated January 27,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (7)		Certificate of Designation of Common Sense II
Government Fund dated January 27, 1994.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (8)		Certificate of Designation of Common Sense II
Growth Fund dated January 27, 1994.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (9)		Certificate of Designation of Common Sense II
Growth and Income Fund dated January 27,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (10)		Certificate of Amendment of the Agreement and
Declaration of Trust dated May 10, 1996.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)


		 (11)		Amended and Restated Certificate of
Designation of Common Sense II Emerging
Growth Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

		 (12)		Amended and Restated Certificate of
Designation of Common Sense II International
Equity Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

		 (13)		Amended and Restated Certificate of
Designation of Common Sense Money Market Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (14)		Amended and Restated Certificate of
Designation of Common Sense Municipal Bond
Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (15)		Certificate of Amendment Amending the Amended
and Restated Certificate of Designation of Common Sense Emerging Growth Fund dated
July 2, 1996. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (16)		Certificate of Amendment Amending the Amended
and Restated Certificate of Designation of Common Sense International Equity Fund dated
July 2, 1996. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

(17)		Certificate of Amendment of the Agreement and
Declaration of Trust dated December 30, 1997 incorporated by reference to Registrant's Amendment No. 21, filed on December 15,
1998.

(18)	Form of Certificate of Designation of Mid Cap Fund
dated February 17, 1999 is incorporated by reference to Registrant's Amendment No. 22, filed on February 26, 1999.


		 (b)		Bylaws as amended July 10, 1996.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (c)(1)		Specimen copy of certificate for Share
of Beneficial Interest in Common Sense Trust for Class A shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

		 (2)		Specimen copy of certificate for Share of
Beneficial Interest
in Common Sense Trust for Class B shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

		 (3)		Specimen copy of certificate for Share of
Beneficial Interest
in Common Sense Trust for Class 1 shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

	 	(d)		Form of Investment Advisory Agreement for
Concert Investment Series (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 20, filed on February 27, 1998).

		 (e)(1)		Distribution Agreement with CFBDS, Inc.
is incorporated by reference to Registrant's Amendment No. 21, filed on December 15, 1998.

		 (2)		Form of Dealer Agreement is incorporated by
reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		 (f)		Retirement Plan for Directors is incorporated
by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		 (g)		Form of Custodian Agreements (Incorporated
herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 20, filed on February 27, 1998).

		 (h)(1)	Form of Transfer Agency Agreement
(Incorporated herein by reference to Form N-1A of Registrant's Post-
Effective
Amendment No. 20, filed on February 27, 1998).

		 (h)(2) 		Form of Sub-Transfer Agency Agreement
(Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 20, filed on February 27, 1998).

		(i)		Previously filed.

(j)		Consent of Independent Auditors filed
herewith.

(k)		Not applicable.

		(l)(1)		Investment Letter for Common Sense
Funds.
(Incorporated by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2, filed March 31, 1987.)

		(l)(2)		Investment Letter for Common Sense II
Funds dated May 2, 1994. (Incorporated herein by reference to Exhibit 13.2 filed with Post-Effective Amendment No. 12, filed
October 28, 1994.)

		(l)(3)		Investment Letter for Common Sense II
Emerging Growth Fund and Common Sense II
International Equity Fund (Incorporated
herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15, filed
August 11, 1995).

		(m)(1)		Form of Amended and Restated Class A
Distribution Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(2)		Form of Amended and Restated Class B
Distribution Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(3)		Form of Amended and Restated Servicing
Agreement for Class A shares is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(4)		Form of Amended and Restated Servicing
Agreement for Class B shares is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

(n) 		Financial Data Schedule is filed herewith.

		(o)		Rule 18f-3 Plan. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)


Item 24.  Persons Controlled by or under Common Control with
Registrant.

	None

Item 25.  Indemnification.

	Item 25 is incorporated herein by reference to Form N-1A of Registrants Registration No. 33-11716, Post Effective Amendment
No. 11, filed on March 2, 1994.

Item 26.  Business and Other Connections of Investment Adviser

Investment Adviser - SSB Citi Fund Management LLC, successor to SSBC Fund Management Inc. and formerly known as Mutual Management Corp. ("SSB Citi").

SSB Citi, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney
Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of the officer and directors of SSB Citi together with information as to any other
business,   profession,  vocation   or   employment   of   a
substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB Citi pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27.  Principal Underwriters.

	CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Books and Records.

	All accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at 388 Greenwich Street, 22nd Floor, New York, NY 10013, PFS Shareholder Services,
3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062, or at PNC Bank,National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 or Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245; (ii) by SSB Citi as the Adviser, will be maintained at its offices, located at 388 Greenwich Street, 22nd Floor, New York, NY 10013; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at CFBDS Inc, 21 Milk Street, Boston, MA 02109-5408.

Item 29.  Management Services.

	There are no management related services contracts not discussed in Part A or Part B.

Item 30.  Undertakings.

	None.


SIGNATURES

 	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, CONCERT INVESTMENT SERIES, certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 28th day of February, 2000.

						CONCERT INVESTMENT SERIES

						By	/s/ HEATH B. MCLENDON
							Heath B. McLendon
Chairman of the Board
and Chief Executive
Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

Signature:			Title:			Date:

/s/Heath B. McLendon	Chairman of the Board	February 28, 2000
Heath B. McLendon		(Chief Executive
Officer)

/s/ Lewis E. Daidone	Senior Vice President	February 28, 2000
Lewis E. Daidone		and Treasurer (Chief
Financial and
Accounting Officer)

/s/ Donald M. Carlton*		Trustee		February 28, 2000
Donald M. Carlton

/s/ A. Benton Cocanougher*	Trustee		February 28, 2000
A. Benton Cocanougher

/s/ Stephen R. Gross*		Trustee		February 28, 2000
Stephen R. Gross

/s/ Alan G. Merten*		Trustee		February 28, 2000
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee		February 28, 2000
R. Richardson Pettit

*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated February 27, 1998.






EXHIBIT INDEX

j.	Consent of Independent Auditors
n.	Financial Data Schedules